UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2015

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2015

VALIC Company II

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ended February 28, 2015. We encourage you to carefully read this report and thank you for your investment.

Overall, the six-months of the reporting period experienced favorable investment results. On the equities front, the total return for the S&P 500® Index*, a widely regarded gauge of the U.S. equity market, was up 6.12% for the period. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, did not fare as well falling -1.26% for the period. Domestic bonds, as represented by the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, climbed 2.25%.

Domestic markets continued to exhibit signs of improving growth over the period, specifically with the U.S. continuing to add jobs and consumer confidence on the rise. Third quarter GDP grew 5.0%, the fastest growth rate in over two years. While fourth quarter GDP was lower at 2.2%, the economy continued to show signs of growth. Domestic job growth has continued, with each month of the period seeing an increase in U.S. payrolls and the unemployment rate falling to 5.55%, the lowest rate since late 2008. Most notably, the period was marked by a sharp decline in the price of oil before beginning to rise again in February. This drop was a double edged sword that provided consumers a windfall and thus stimulated the U.S. economy, but also hampered performance of energy companies and the emerging economies of oil exporting nations like Russia and Venezuela. Lastly, the Federal Reserve concluded its quantitative easing program during the period. Chairwoman Janet Yellen also assuaged the market’s concerns regarding the Federal Reserve raising interest rates in the near term.

Overall, International equity markets sold off in the latter half of 2014, but reversed much of those losses over the first two trading months of 2015. Emerging markets (on the whole) experienced a pull back, led predominately by China. The credit and housing boom in China has resulted in large imbalances throughout its economy. Economists predict that while China will continue to report flat to modest growth, it will not be at the levels we have seen over the most recent periods.

Fixed income was initially under pressure as many investors anticipated rising interest rates based on an improving economy. However a snap back in equity markets during January and February helped buoy the fixed income markets to a gain during the period overall. The primary beneficiary of the low rates has been longer maturity treasuries (Barclays US Treasury Long Index), while High Yield (Barclays U.S. High Yield) and TIPS (Barclays U.S. TIPS) were the weakest.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company II

EXPENSE EXAMPLE — February 28, 2015 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2014 and held until February 28, 2015. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 28, 2015 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2014	Ending Account Value Using Actual Return at February 28, 2015	Expenses Paid During the Six Months Ended February 28, 2015*	Beginning Account Value at September 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at February 28, 2015	Expenses Paid During the Six Months Ended February 28, 2015*	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	$1,017.44	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$1,066.12	$4.35	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,007.62	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$1,018.03	$3.85	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond#	$1,000.00	$1,003.78	$4.77	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities#	$1,000.00	$985.81	$4.92	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value#	$1,000.00	$1,047.21	$4.11	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#	$1,000.00	$1,058.24	$4.34	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value	$1,000.00	$1,020.68	$5.26	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,014.73	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II#	$1,000.00	$1,000.05	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Small Cap Growth#	$1,000.00	$1,086.05	$6.00	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#	$1,000.00	$1,030.63	$4.78	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#	$1,000.00	$1,064.12	$2.87	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$998.30	$4.31	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2015” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.5%
Domestic Fixed Income Investment Companies	23.6
International Equity Investment Companies	22.3
Real Estate Investment Companies	7.4
International Fixed Income Investment Companies	0.2

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.5%
VALIC Co. I Blue Chip Growth Fund	1,467,575	$26,166,861
VALIC Co. I Dividend Value Fund	797,227	10,507,451
VALIC Co. I Mid Cap Index Fund	861,981	24,221,670
VALIC Co. I Mid Cap Strategic Growth Fund	436,489	6,730,656
VALIC Co. I Nasdaq-100 Index Fund	1,598,407	16,287,770
VALIC Co. I Science & Technology Fund	521,914	13,564,543
VALIC Co. I Small Cap Index Fund	763,236	15,982,156
VALIC Co. I Small Cap Special Values Fund	597,399	8,154,500
VALIC Co. I Stock Index Fund	1,123,690	40,891,093
VALIC Co. I Value Fund	122,755	1,875,694
VALIC Co. II Capital Appreciation Fund	947,128	16,034,872
VALIC Co. II Large Cap Value Fund	362,267	6,669,339
VALIC Co. II Mid Cap Growth Fund	755,674	8,093,266
VALIC Co. II Mid Cap Value Fund	1,152,927	29,595,643
VALIC Co. II Small Cap Growth Fund	622,450	10,998,698
VALIC Co. II Small Cap Value Fund	943,305	16,187,109

Total Domestic Equity Investment Companies
(cost $203,082,672)		251,961,321

Domestic Fixed Income Investment Companies — 23.6%
VALIC Co. I Capital Conservation Fund	1,049,146	10,428,515
VALIC Co. I Government Securities Fund	1,201,623	13,001,562
VALIC Co. I Inflation Protected Fund	1,184,438	13,005,131
VALIC Co. II Core Bond Fund	3,993,750	45,089,438
VALIC Co. II High Yield Bond Fund	2,148,129	17,099,108
VALIC Co. II Strategic Bond Fund	2,475,318	29,084,987

Total Domestic Fixed Income Investment Companies
(cost $126,465,904)		127,708,741

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 22.3%
VALIC Co. I Emerging Economies Fund	1,846,799	$14,109,544
VALIC Co. I Foreign Value Fund	2,714,606	27,254,643
VALIC Co. I International Equities Index Fund	6,343,619	44,215,022
VALIC Co. I International Growth Fund	2,017,894	27,947,827
VALIC Co. II International Opportunities Fund	467,888	7,149,335

Total International Equity Investment Companies
(cost $120,817,461)		120,676,371

International Fixed Income Investment Companies — 0.2%
VALIC Co. I International Government Bond Fund
(cost $1,275,601)	107,080	1,216,434

Real Estate Investment Companies — 7.4%
VALIC Co. I Global Real Estate Fund
(cost $37,960,260)	4,595,835	40,397,387

TOTAL INVESTMENTS
(cost $489,601,898)(2)	100.0%	541,960,254
Other assets less liabilities	0.0	41,891

NET ASSETS —	100.0%	$542,002,145

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$541,960,254	$—	$—	$541,960,254

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.4%
Computers	7.9
Beverages — Non-alcoholic	4.2
Web Portals/ISP	3.8
Finance — Credit Card	3.5
Applications Software	3.3
Medical — Generic Drugs	2.9
Internet Content — Entertainment	2.7
Retail — Building Products	2.5
Investment Management/Advisor Services	2.5
Enterprise Software/Service	2.4
Food — Misc./Diversified	2.3
Retail — Discount	2.2
Computer Services	2.1
Cable/Satellite TV	2.1
Instruments — Controls	2.0
Telephone — Integrated	1.9
Oil — Field Services	1.9
E-Commerce/Services	1.8
Television	1.8
Medical — Wholesale Drug Distribution	1.7
Apparel Manufacturers	1.6
Athletic Footwear	1.5
Cosmetics & Toiletries	1.5
Retail — Drug Store	1.4
Oil Companies — Exploration & Production	1.4
Finance — Other Services	1.4
Aerospace/Defense — Equipment	1.3
Real Estate Investment Trusts	1.3
Insurance Brokers	1.3
Medical — HMO	1.3
Time Deposits	1.3
Diversified Manufacturing Operations	1.2
Engines — Internal Combustion	1.2
Internet Content — Information/News	1.2
Metal Processors & Fabrication	1.1
Electronic Forms	1.1
Transport — Services	1.1
Electronic Security Devices	1.1
Retail — Perfume & Cosmetics	1.1
Industrial Gases	1.1
Advertising Agencies	1.1
Aerospace/Defense	1.0
Retail — Apparel/Shoe	1.0
Chemicals — Diversified	1.0
Building Products — Cement	1.0
Pipelines	1.0
Medical — Drugs	1.0
Computer Software	0.9
Networking Products	0.9
Auto/Truck Parts & Equipment — Original	0.8
Computers — Memory Devices	0.8
Registered Investment Companies	0.6
Auto — Cars/Light Trucks	0.6

101.1%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Advertising Agencies — 1.1%
Interpublic Group of Cos., Inc.	41,241	$919,674

Aerospace/Defense — 1.0%
Raytheon Co.	8,314	904,314

Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	9,692	1,181,552

Apparel Manufacturers — 1.6%
Michael Kors Holdings, Ltd.†	13,371	901,339
Under Armour, Inc., Class A†	6,815	524,823

		1,426,162

Applications Software — 3.3%
Intuit, Inc.	15,009	1,465,329
salesforce.com, Inc.†	20,546	1,425,481

		2,890,810

Athletic Footwear — 1.5%
NIKE, Inc., Class B	13,659	1,326,562

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	2,437	495,540

Auto/Truck Parts & Equipment - Original — 0.8%
Delphi Automotive PLC	9,438	744,092

Beverages - Non-alcoholic — 4.2%
Coca-Cola Enterprises, Inc.	26,107	1,206,143
PepsiCo, Inc.	25,156	2,489,941

		3,696,084

Building Products - Cement — 1.0%
Martin Marietta Materials, Inc.	6,177	879,172

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	30,224	1,794,701

Chemicals - Diversified — 1.0%
Dow Chemical Co.	18,100	891,244

Computer Services — 2.1%
Accenture PLC, Class A	9,021	812,160
Cognizant Technology Solutions Corp., Class A†	16,556	1,034,502

		1,846,662

Computer Software — 0.9%
Akamai Technologies, Inc.†	11,339	788,174

Computers — 7.9%
Apple, Inc.	53,913	6,925,664

Computers - Memory Devices — 0.8%
EMC Corp.	23,999	694,531

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	15,811	1,307,095

Diversified Manufacturing Operations — 1.2%
Danaher Corp.	12,448	1,086,461

E-Commerce/Services — 1.8%
Priceline Group, Inc.†	1,268	1,569,125

Electronic Forms — 1.1%
Adobe Systems, Inc.†	12,274	970,873

Electronic Security Devices — 1.1%
Tyco International PLC	22,634	955,607

Engines - Internal Combustion — 1.2%
Cummins, Inc.	7,401	1,052,644

Enterprise Software/Service — 2.4%
Oracle Corp.	47,379	2,076,148

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 3.5%
Discover Financial Services	10,804	$658,828
Visa, Inc., Class A	8,851	2,401,365

		3,060,193

Finance - Other Services — 1.4%
Intercontinental Exchange, Inc.	5,082	1,196,100

Food - Misc./Diversified — 2.3%
ConAgra Foods, Inc.	27,748	970,625
Mondelez International, Inc., Class A	28,916	1,068,013

		2,038,638

Industrial Gases — 1.1%
Praxair, Inc.	7,221	923,566

Instruments - Controls — 2.0%
Honeywell International, Inc.	17,073	1,754,763

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	19,803	1,126,593

Internet Content - Entertainment — 2.7%
Facebook, Inc., Class A†	30,432	2,403,215

Internet Content - Information/News — 1.2%
LinkedIn Corp., Class A†	3,834	1,024,445

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	8,106	1,083,205
BlackRock, Inc.	2,903	1,078,232

		2,161,437

Medical - Biomedical/Gene — 8.4%
Alexion Pharmaceuticals, Inc.†	6,010	1,084,024
Biogen Idec, Inc.†	4,126	1,689,968
Celgene Corp.†	13,887	1,687,687
Illumina, Inc.†	4,802	938,599
Regeneron Pharmaceuticals, Inc.†	1,959	810,712
Vertex Pharmaceuticals, Inc.†	9,783	1,168,384

		7,379,374

Medical - Drugs — 1.0%
Bristol-Myers Squibb Co.	13,734	836,675

Medical - Generic Drugs — 2.9%
Actavis PLC†	5,453	1,588,786
Perrigo Co. PLC	5,917	913,999

		2,502,785

Medical - HMO — 1.3%
UnitedHealth Group, Inc.	9,892	1,124,028

Medical - Wholesale Drug Distribution — 1.7%
McKesson Corp.	6,447	1,474,429

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	4,612	997,576

Networking Products — 0.9%
Fortinet, Inc.†	22,346	751,049

Oil Companies - Exploration & Production — 1.4%
EOG Resources, Inc.	13,363	1,198,928

Oil - Field Services — 1.9%
Schlumberger, Ltd.	19,578	1,647,684

Pipelines — 1.0%
Kinder Morgan, Inc.	20,970	859,980

Real Estate Investment Trusts — 1.3%
American Tower Corp.	11,576	1,147,645

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe — 1.0%
PVH Corp.	8,467	$901,990

Retail - Building Products — 2.5%
Home Depot, Inc.	19,112	2,193,102

Retail - Discount — 2.2%
Costco Wholesale Corp.	7,725	1,135,266
Dollar General Corp.†	10,686	776,017

		1,911,283

Retail - Drug Store — 1.4%
CVS Health Corp.	11,895	1,235,534

Retail - Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	6,669	938,728

Telephone - Integrated — 1.9%
Verizon Communications, Inc.	34,191	1,690,745

Television — 1.8%
AMC Networks, Inc., Class A†	9,725	700,394
CBS Corp., Class B	14,498	856,832

		1,557,226

Transport - Services — 1.1%
FedEx Corp.	5,464	967,019

Web Portals/ISP — 3.8%
Google, Inc., Class A†	2,957	1,663,697
Google, Inc., Class C†	2,957	1,651,189

		3,314,886

Total Long-Term Investment Securities
(cost $63,471,164)		86,742,507

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Prime Portfolio(1)	515,426	$515,426

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$1,095,000	1,095,000

Total Short-Term Investment Securities
(cost $1,610,426)		1,610,426

TOTAL INVESTMENTS
(cost $65,081,590)(2)	101.1%	88,352,933
Liabilities in excess of other assets	(1.1)	(919,596)

NET ASSETS —	100.0%	$87,433,337

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $495,540. This was secured by collateral of $515,426, which was received in cash and subsequently invested in short-term investments currently valued at $515,426 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,742,507	$—	$—	$86,742,507
Short-Term Investment Securities:
Registered Investment Companies	515,426	—	—	515,426
Time Deposits	—	1,095,000	—	1,095,000

Total Investments at Value	$87,257,933	$1,095,000	$—	$88,352,933

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	60.5%
Domestic Equity Investment Companies	17.7
International Equity Investment Companies	17.4
Real Estate Investment Companies	3.5
International Fixed Income Investment Companies	0.9

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 17.7%
VALIC Co. I Blue Chip Growth Fund	536,324	$9,562,653
VALIC Co. I Dividend Value Fund	126,429	1,666,340
VALIC Co. I Mid Cap Index Fund	149,895	4,212,043
VALIC Co. I Mid Cap Strategic Growth Fund	132,301	2,040,088
VALIC Co. I Nasdaq-100 Index Fund	420,691	4,286,842
VALIC Co. I Science & Technology Fund	197,716	5,138,641
VALIC Co. I Small Cap Index Fund	159,460	3,339,091
VALIC Co. I Small Cap Special Values Fund	151,013	2,061,326
VALIC Co. I Stock Index Fund	242,276	8,816,422
VALIC Co. I Value Fund	10,965	167,541
VALIC Co. II Capital Appreciation Fund	200,398	3,392,746
VALIC Co. II Large Cap Value Fund	91,649	1,687,265
VALIC Co. II Mid Cap Growth Fund	190,829	2,043,779
VALIC Co. II Mid Cap Value Fund	265,090	6,804,872
VALIC Co. II Small Cap Growth Fund	98,393	1,738,612
VALIC Co. II Small Cap Value Fund	149,132	2,559,101

Total Domestic Equity Investment Companies
(cost $49,936,969)		59,517,362

Domestic Fixed Income Investment Companies — 60.5%
VALIC Co. I Capital Conservation Fund	1,452,818	14,441,012
VALIC Co. I Government Securities Fund	758,749	8,209,664
VALIC Co. I Inflation Protected Fund	1,198,216	13,156,413
VALIC Co. II Core Bond Fund	5,940,247	67,065,391
VALIC Co. II High Yield Bond Fund	4,394,731	34,982,056
VALIC Co. II Strategic Bond Fund	5,610,383	65,921,994

Total Domestic Fixed Income Investment Companies
(cost $199,566,406)		203,776,530

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 17.4%
VALIC Co. I Emerging Economies Fund	496,532	$3,793,502
VALIC Co. I Foreign Value Fund	1,285,478	12,906,195
VALIC Co. I International Equities Index Fund	3,608,364	25,150,295
VALIC Co. I International Growth Fund	960,939	13,308,999
VALIC Co. II International Opportunities Fund	222,943	3,406,576

Total International Equity Investment Companies
(cost $59,777,921)		58,565,567

International Fixed Income Investment Companies — 0.9%
VALIC Co. I International Government Bond Fund
(cost $3,279,118)	275,266	3,127,022

Real Estate Investment Companies — 3.5%
VALIC Co. I Global Real Estate Fund
(cost $11,805,741)	1,357,864	11,935,627

TOTAL INVESTMENTS
(cost $324,366,155)(2)	100.0%	336,922,108
Other assets less liabilities	0.0	60,263

NET ASSETS —	100.0%	$336,982,371

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$336,922,108	$—	$—	$336,922,108

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.8%
United States Treasury Notes	16.5
Time Deposits	12.7
Federal Home Loan Mtg. Corp.	6.4
Diversified Financial Services	5.8
United States Treasury Bonds	4.8
Diversified Banking Institutions	4.8
Banks — Commercial	3.6
Oil Companies — Exploration & Production	1.8
Sovereign	1.4
Electric — Integrated	1.2
Pipelines	1.1
Telephone — Integrated	1.1
Registered Investment Companies	1.0
Insurance — Life/Health	0.9
Insurance — Multi-line	0.8
Auto — Cars/Light Trucks	0.8
Paper & Related Products	0.8
Oil Companies — Integrated	0.7
Government National Mtg. Assoc.	0.7
Savings & Loans/Thrifts	0.7
Medical Labs & Testing Services	0.6
Cable/Satellite TV	0.6
Medical — Drugs	0.6
Diversified Manufacturing Operations	0.5
Banks — Super Regional	0.5
Medical Instruments	0.5
Medical — Hospitals	0.4
Aerospace/Defense	0.4
Medical — Generic Drugs	0.3
Machinery — Farming	0.3
Real Estate Investment Trusts	0.3
Computers	0.3
Chemicals — Specialty	0.3
Municipal Bonds & Notes	0.3
Advertising Agencies	0.3
Finance — Other Services	0.3
Telecom Services	0.3
Medical Products	0.3
Special Purpose Entities	0.3
Office Automation & Equipment	0.3
Finance — Credit Card	0.2
Retail — Discount	0.2
Independent Power Producers	0.2
Finance — Consumer Loans	0.2
Cellular Telecom	0.2
Retail — Automobile	0.2
Beverages — Wine/Spirits	0.2
Brewery	0.2
Applications Software	0.2
Airlines	0.2
Chemicals — Diversified	0.2
Casino Hotels	0.2
Containers — Paper/Plastic	0.2
Auto — Heavy Duty Trucks	0.2
Tools — Hand Held	0.2
Finance — Leasing Companies	0.2
Beverages — Non-alcoholic	0.2
Publishing — Periodicals	0.2
Schools	0.2
Electronic Components — Semiconductors	0.2
Banks — Fiduciary	0.2
Coal	0.2
Food — Dairy Products	0.2
Electric — Generation	0.2
Retail — Drug Store	0.2
Security Services	0.1
Specified Purpose Acquisitions	0.1
Oil Refining & Marketing	0.1
Containers — Metal/Glass	0.1
Insurance — Mutual	0.1
Steel Pipe & Tube	0.1

Diversified Minerals	0.1%
Steel — Producers	0.1
Medical — HMO	0.1
Internet Connectivity Services	0.1
Real Estate Management/Services	0.1
Building Products — Cement	0.1
Regional Authority	0.1
Networking Products	0.1
Gold Mining	0.1
Retail — Restaurants	0.1
Oil — Field Services	0.1
Metal — Copper	0.1
Printing — Commercial	0.1
Publishing — Newspapers	0.1
Diversified Operations	0.1
Food — Meat Products	0.1
SupraNational Banks	0.1
Electric — Distribution	0.1
Petrochemicals	0.1
Finance — Investment Banker/Broker	0.1
Food — Misc./Diversified	0.1
Web Hosting/Design	0.1
Lottery Services	0.1
Multimedia	0.1
Commercial Services — Finance	0.1
Insurance Brokers	0.1
Electronic Parts Distribution	0.1
Wire & Cable Products	0.1
Coatings/Paint	0.1
Food — Retail	0.1
Trucking/Leasing	0.1
Steel — Specialty	0.1
Non-Hazardous Waste Disposal	0.1
Transport — Equipment & Leasing	0.1
Cruise Lines	0.1
Aerospace/Defense — Equipment	0.1
Investment Management/Advisor Services	0.1
E-Commerce/Services	0.1
Transport — Rail	0.1
Retail — Appliances	0.1
Cosmetics & Toiletries	0.1
Shipbuilding	0.1
Metal — Aluminum	0.1
Building & Construction — Misc.	0.1
Banks — Money Center	0.1
Gas — Distribution	0.1
Retail — Mail Order	0.1
Tennessee Valley Authority	0.1
Industrial Gases	0.1
Hazardous Waste Disposal	0.1
Building — Residential/Commercial	0.1
Distribution/Wholesale	0.1

105.9%

Credit Quality†#

Aaa	55.6%
Aa	3.2
A	9.8
Baa	14.9
Ba	6.6
B	4.9
Caa	1.8
Not Rated@	3.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

11

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$423,679
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	771,000	786,827
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% due 10/25/2034	1,157,096	1,082,368
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	959,000	962,662
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,275,239
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.54% due 04/15/2021	1,446,000	1,442,054
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,399,115
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	1,064,000	1,069,774
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	790,000	816,904
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,526,569
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,506,729
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	763,667	766,584
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	1,282,000	1,320,577
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)(7)	1,778,000	1,831,297
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	126,909	128,363
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	1,365,000	1,372,671
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	794,258	831,143
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036	1,704,373	1,490,915
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,001,000	998,150
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	941,000	938,442
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	1,521,000	1,520,801
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	852,094

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	$61,000	$62,885
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,311,558
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.17% due 06/17/2031*	1,495,000	1,475,794
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	2,152,000	2,237,267
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	968,734	1,029,902
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	316,263
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,017,708
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	1,112,000	1,153,484
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	1,850,000	1,849,404
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	2,084,334	2,086,956
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	3,641	3,708
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	1,000,000	999,581
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	662,900	665,416
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	787,500	801,074
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	3,717,261	3,774,183
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,233,575
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,055,527
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	2,400,000	2,450,695
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(2)	466,550	467,326
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	1,161,000	1,202,794
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	464,000	491,423

Total Asset Backed Securities
(cost $54,145,149)		54,029,480

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 27.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	$1,925,000	$1,968,622
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	581,000	614,731
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	668,000	690,510

		3,273,863

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	378,000	341,145

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	969,000	1,018,171
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	696,000	760,714
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,447,291
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	880,000	860,208

		4,086,384

Aerospace/Defense - Equipment — 0.1%
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021*	419,000	427,380
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	254,000	262,255

		689,635

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	393,000	409,211
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	88,289	90,938
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(7)	93,911	95,202
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	920,000	924,600

		1,519,951

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	469,000	487,760

Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	560,000	422,800

Security Description	Principal Amount	Value (Note 2)

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	$2,207,000	$2,185,652

Auto - Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,381,000	1,383,933
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	436,454
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,761,000	1,762,720
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	2,088,000	2,139,294
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	699,107

		6,421,508

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	346,620
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,540,000	1,558,306

		1,904,926

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	367,120

Banks - Commercial — 1.3%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	467,000	471,086
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	2,424,000	2,438,942
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,443,538
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	987,074
KeyBank NA Senior Notes 2.25% due 03/16/2020	1,256,000	1,259,566
PNC Bank NA Senior Notes 1.13% due 01/27/2017	2,921,000	2,931,580
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,454,686
SVB Financial Group Senior Notes 3.50% due 01/29/2025	1,285,000	1,268,891
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	87,000	91,467

		13,346,830

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$1,570,000	$1,636,051

Banks - Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	856,000	844,036
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	1,969,000	1,978,248

		2,822,284

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	616,688

Building Products - Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	750,000	750,982
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	486,135

		1,237,117

Building - Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	532,500

Cable/Satellite TV — 0.5%
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	440,000	454,850
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	717,000	736,319
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	875,000	1,015,210
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	481,250
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	727,000	726,066
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	335,000	404,151
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	884,000	1,152,067

		4,969,913

Casino Hotels — 0.1%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	310,310
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	366,000	323,910
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	445,000	364,900

Security Description	Principal Amount	Value (Note 2)

Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	$300,000	$261,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	175,437

		1,435,557

Casino Services — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	258,000	265,740

Cellular Telecom — 0.2%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	579,000	594,019
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	719,000	715,405
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	200,000	209,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	840,000	888,300

		2,406,724

Chemicals - Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	475,000	479,750
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	255,000	258,188

		737,938

Chemicals - Specialty — 0.3%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	522,000	525,164
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	591,530
Ecolab, Inc. Senior Notes 2.25% due 01/12/2020	551,000	552,896
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	744,239
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	866,000	930,950

		3,344,779

Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	603,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	504,000	488,880

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	$509,000	$529,360

		1,621,240

Coatings/Paint — 0.1%
Valspar Corp. Senior Notes 3.30% due 02/01/2025	405,000	405,113
Valspar Corp. Senior Notes 4.40% due 02/01/2045	415,000	419,222

		824,335

Commercial Services - Finance — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	274,050
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	622,740

		896,790

Computers — 0.3%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	1,098,000	1,037,498
Dell, Inc. Notes 4.63% due 04/01/2021	92,000	93,380
Dell, Inc. Debentures 7.10% due 04/15/2028	218,000	236,530
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,841,000	2,086,827

		3,454,235

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	358,000	357,495

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	323,000	337,535
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	743,000	845,162
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	277,000	287,388

		1,470,085

Containers - Paper/Plastic — 0.2%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	849,000	730,140
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	266,000	269,990

Security Description	Principal Amount	Value (Note 2)

Containers - Paper/Plastic (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$840,000	$872,550

		1,872,680

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	664,785

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	226,000	235,605

Distribution/Wholesale — 0.1%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	522,000	514,170

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,728,000	1,755,392
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,231,000	1,261,464
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	504,000	562,220
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	3,465,000	4,032,338
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	1,381,000	1,391,548
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	919,000	1,043,402
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,490,645
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,140,000	2,768,210
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,766,000	1,764,455
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,429,000	1,459,601
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,180,000	1,211,371
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,581,000	1,928,600
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,736,000	1,743,258
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	3,137,000	3,240,418
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000,000	1,042,194

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017	$1,208,000	$1,288,514
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	94,014

		28,077,644

Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	1,825,000	1,843,829
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	2,830,000	3,676,374
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,631,879

		7,152,082

Diversified Manufacturing Operations — 0.5%
General Electric Co. Senior Notes 2.70% due 10/09/2022	1,182,000	1,205,100
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,758,000	2,129,037
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,126,879
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	771,514

		5,232,530

Diversified Operations — 0.1%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	535,000	533,739
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	541,000	535,407

		1,069,146

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	658,000	676,095

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	519,400
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	430,360

		949,760

Electric - Integrated — 1.0%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	549,000	549,401
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,689,000	1,983,301

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	$814,000	$854,972
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	726,000	750,037
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	745,000	751,734
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	1,053,015
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	271,874
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,430,143
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	691,000	695,002
Southern Co. Senior Notes 1.30% due 08/15/2017	1,185,000	1,185,363
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	580,000	605,374

		10,130,216

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	500,000	522,500
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,126,460

		1,648,960

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	461,000	460,488
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	427,000	424,823

		885,311

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	301,000	313,040

Finance - Auto Loans — 0.0%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	181,000	181,453
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	220,000	232,375

		413,828

Finance - Commercial — 0.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	215,195

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Commercial (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	$220,000	$217,800

		432,995

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	727,000	702,464
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	514,000	542,270
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,135,000	1,189,474

		2,434,208

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	1,509,000	1,515,682

Finance - Investment Banker/Broker — 0.1%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	984,000	975,372
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	230,000	23

		975,413

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	854,457
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	274,560

		1,129,017

Finance - Other Services — 0.2%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	194,000	191,575
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,216,104

		2,407,679

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	335,995

Food - Dairy Products — 0.1%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	500,000	502,188
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	159,000	170,726

		672,914

Security Description	Principal Amount	Value (Note 2)

Food - Meat Products — 0.1%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	$391,000	$394,910
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	631,137

		1,026,047

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	677,000	938,707

Food - Retail — 0.1%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*#	335,000	360,125
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	435,000	460,013

		820,138

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	281,000	281,000

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(6)(7)(8)	6,226	1,259

Gas - Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	516,000	578,593

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*#	208,000	225,680
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	688,000	750,264
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	116,000	130,210
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	425,000	449,969
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	417,673
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	521,000	543,142

		2,516,938

Industrial Gases — 0.1%
Praxair, Inc. Senior Notes 2.65% due 02/05/2025	567,000	564,947

Insurance Brokers — 0.1%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	875,000	890,313

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.6%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	$552,000	$624,434
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,428,750
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,482,614
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	362,568
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	969,000	973,369

		5,871,735

Insurance - Multi-line — 0.6%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,758,027
Kemper Corp. Senior Notes 4.35% due 02/15/2025	958,000	973,073
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	2,374,000	2,384,391
York Risk Services Holdings Corp. Company Guar. Notes 8.50% due 10/01/2022*	325,000	317,688

		6,433,179

Insurance - Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,409,726

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	444,000	446,220
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*#	842,000	860,945

		1,307,165

Investment Management/Advisor Services — 0.1%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	347,288
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	319,000	331,760

		679,048

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,638,000	1,641,904
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,975,000	1,994,647

		3,636,551

Security Description	Principal Amount	Value (Note 2)

Medical Instruments — 0.5%
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	$1,099,000	$1,147,100
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	1,654,000	1,801,603
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	1,617,000	1,833,275

		4,781,978

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	292,000	293,511
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	945,000	954,880
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	968,000	994,860
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	2,037,000	2,047,933
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,620,311

		5,911,495

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	440,796
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	427,000	447,687
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	292,000	319,995
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	617,000	822,360
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	869,000	740,822

		2,771,660

Medical - Drugs — 0.3%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	444,000	467,865
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	200,000	211,750
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	1,079,000	1,177,087
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	926,000	922,262

		2,778,964

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	$2,144,000	$2,268,030

Medical - HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	410,000	423,325
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	894,000	901,866

		1,325,191

Medical - Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	320,320
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	199,144
HCA, Inc. Senior Notes 4.75% due 05/01/2023	260,000	274,274
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	100,700
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	750,000	843,000
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	800,000	876,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	693,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	400,000	416,500
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	618,000

		4,340,938

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	591,000	642,730

Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	923,000	910,049

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	907,436

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	234,000	239,705
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	255,000	242,250

		481,955

Security Description	Principal Amount	Value (Note 2)

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$1,162,000	$1,183,703

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 4.10% due 03/01/2045	769,000	779,148

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	1,864,000	1,937,458
Xerox Corp. Senior Notes 4.80% due 03/01/2035	747,000	741,898

		2,679,356

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	180,420

Oil Companies - Exploration & Production — 1.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	321,000	258,405
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	326,000	264,875
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,582,000	3,293,328
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	575,000	437,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	182,780
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	350,000	327,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	485,415
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	840,516
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	589,000	453,530
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,392,566
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	608,271
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	870,000	819,975
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	364,000	293,020

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	$585,000	$560,137
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	648,000	669,037
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	553,000	589,948
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	614,000	564,880
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	255,000	243,206
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020#	460,000	450,800
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	520,000	388,700
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020#	107,000	89,613
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	381,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*#	419,000	384,433
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	292,000	296,075
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	551,000	564,493
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	1,075,000	1,104,421
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	127,000	62,230
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	216,000	177,120

		16,183,024

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,192,733
Chevron Corp. Senior Notes 1.96% due 03/03/2020	1,193,000	1,193,073
Marathon Oil Corp. Notes 6.60% due 10/01/2037	822,000	998,972

		3,384,778

Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	246,000	242,310

Security Description	Principal Amount	Value (Note 2)

Oil Refining & Marketing (continued)
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	$620,000	$661,075
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	483,000	604,453

		1,507,838

Oil - Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	414,000	435,735
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	683,000	720,565

		1,156,300

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	666,650
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,205,000	1,373,084
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,868,000	1,918,851
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,790,000	2,904,382
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	996,000	1,131,456
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	440,750

		8,435,173

Pipelines — 1.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	819,880
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	479,000	452,554
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	2,717,000	3,123,596
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,278,454
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	556,000	583,429
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	711,000	738,474
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	314,000	292,020
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	245,000
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	1,322,000	1,424,154

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	$877,000	$941,485
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	387,000	386,032
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	230,062
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	117,000	123,143
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	384,000	402,240

		12,040,523

Printing - Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	549,000	569,587
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	525,000	517,125

		1,086,712

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	443,000	458,505
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	615,000	621,150

		1,079,655

Publishing - Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	762,000	782,955
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	930,000	904,425

		1,687,380

Real Estate Investment Trusts — 0.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	554,000	565,080
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	599,000	610,980
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	338,706
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	500,000
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,084,000	1,138,200
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	357,000	381,098

		3,534,064

Security Description	Principal Amount	Value (Note 2)

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	$756,000	$786,982
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	500,000	505,000

		1,291,982

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	477,000	496,080

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	107,000	114,758

Retail - Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	337,049

Retail - Appliances — 0.1%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*#	741,000	667,826

Retail - Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	2,145,000	2,338,050

Retail - Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	419,000	432,618

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,248,000	1,238,660
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	985,000	1,033,458
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	255,000	268,388

		2,540,506

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	577,840	627,661
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	295,694	340,531
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	512,495	603,769

		1,571,961

Retail - Mail Order — 0.1%
QVC, Inc. Senior Secured Notes 5.45% due 08/15/2034	580,000	574,623

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Music Store — 0.0%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	$109,000	$92,378

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	620,000	500,650

Retail - Restaurants — 0.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	551,241
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	608,000	614,080

		1,165,321

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,609,251
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,927,000	3,225,238
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,467,653

		7,302,142

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047	679,000	750,014
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	369,312
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	566,236

		1,685,562

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	1,667,000	1,529,472

Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	478,000	497,120

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	267,000	280,016
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	381,488

		661,504

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,531,800

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entities (continued)
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	$483,000	$478,298

		2,010,098

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	672,000	695,520
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	841,487

		1,537,007

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,360,332

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	507,000	451,230
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	377,000	386,425

		837,655

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	743,000	796,765

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	433,575

Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	334,000	334,000

Telephone - Integrated — 0.8%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	470,687
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	800,040
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	340,910
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	670,719
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,361,000	1,376,183
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,464,000	1,492,383
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	130,000	143,000
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,792,000	1,901,178

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$875,000	$1,108,299

		8,303,399

Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	296,000	303,400

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.50% due 03/30/2045	550,000	544,724
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	242,000	209,330

		754,054

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	685,000	670,912

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	166,000	178,450

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	803,000	813,314

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	724,880
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	205,000	213,712

		938,592

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	334,000	343,603
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	591,000	514,170

		857,773

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	402,000	421,095

Total U.S. Corporate Bonds & Notes
(cost $281,432,644)		286,760,669

FOREIGN CORPORATE BONDS & NOTES — 6.9%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	637,500

Auto - Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	1,513,000	1,577,130

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	$655,000	$669,875

		2,247,005

Banks - Commercial — 2.1%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	1,338,000	1,340,572
ANZ New Zealand Int’l., Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,299,146
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	1,421,000	1,412,396
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,450,000	1,482,703
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	378,084
Credit Suisse Senior Notes 1.38% due 05/26/2017	755,000	756,426
Credit Suisse Senior Notes 3.00% due 10/29/2021	513,000	522,800
Credit Suisse Sub. Notes 5.40% due 01/14/2020	2,576,000	2,896,434
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,530,639
ING Bank NV Senior Notes 4.00% due 03/15/2016*	998,000	1,028,115
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	2,140,000	2,203,282
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	1,906,000	1,899,931
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	681,000	691,006
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,442,078
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,506,552

		22,390,164

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	595,971

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,791,319

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages - Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	$2,052,000	$2,283,966

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,237,330

Cable/Satellite TV — 0.1%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	323,000	328,652
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*	275,000	281,188

		609,840

Casino Hotels — 0.1%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	588,518

Chemicals - Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	924,000	911,754
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	448,906

		1,360,660

Cruise Lines — 0.1%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	424,000	435,660
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	263,000	282,725

		718,385

Diversified Banking Institutions — 0.8%
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	3,745,000	3,749,505
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	928,153
UBS AG Senior Notes 1.38% due 08/14/2017	2,197,000	2,198,114
UBS AG Sub. Notes 5.13% due 05/15/2024	1,007,000	1,045,951
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	407,482

		8,329,205

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	432,000	459,348

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	893,000	908,564

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#	$525,000	$439,031

		1,347,595

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	623,346

Finance - Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,720
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	357,303
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	300,000	303,750

		731,773

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	743,000	770,921
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	400,000	400,220

		1,171,141

Hazardous Waste Disposal — 0.1%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	544,500

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	588,000	587,550

Lottery Services — 0.1%
Cleopatra Finance, Ltd. Senior Sec. Notes 6.50% due 02/15/2025*	929,000	925,516

Medical - Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	749,000	767,725
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,469,294
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	529,000	538,257

		2,775,276

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	551,000	568,074
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	992,000	1,026,337

		1,594,411

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	$219,000	$202,301

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	334,000	259,267
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	271,000	226,963

		486,230

Oil Companies - Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	919,614
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	101,000	96,203
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	600,000	565,950
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	210,900
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	459,562
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	1,527,000	1,559,916

		3,812,145

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,792,828
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	711,000	728,462
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	838,000	932,494
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	266,945
Petroleos Mexicanos Company Guar. Notes 5.63% due 01/23/2046*	692,000	709,646

		4,430,375

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	991,820

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	415,058

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	500,000	473,125

Security Description	Principal Amount	Value (Note 2)

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	$358,000	$349,945

Special Purpose Entities — 0.1%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	890,000	881,100

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	236,000	266,137
ArcelorMittal Senior Notes 7.50% due 03/01/2041	211,000	222,078

		488,215

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,018,853

Telecom Services — 0.2%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	800,055
Altice Financing SA Senior Notes 6.63% due 02/15/2023*	227,000	236,364
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	393,000	405,772
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/2025*	275,000	290,813

		1,733,004

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	883,000	1,020,969
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,233,770

		3,254,739

Total Foreign Corporate Bonds & Notes
(cost $72,247,122)		73,087,229

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	993,694

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,222,000	1,231,000

Sovereign — 1.4%
Dominican Republic International Bond Senior Notes 5.50% due 01/27/2025	1,000,000	1,045,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	900,000	940,500

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	$1,032,000	$932,928
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	959,077
Government of Romania Senior Notes 6.75% due 02/07/2022	800,000	976,504
Lebanese Republic Senior Notes 6.60% due 11/27/2026	1,350,000	1,390,500
Republic of Hungary Senior Notes 5.38% due 03/25/2024	700,000	792,400
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*	750,000	778,725
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,100,000	1,344,750
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,515,315
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	1,012,490
United Mexican States Senior Notes 4.75% due 03/08/2044	938,000	998,841
United Mexican States Senior Notes 6.05% due 01/11/2040	400,000	504,000

		14,191,030

Total Foreign Government Obligations
(cost $16,029,487)		16,415,724

U.S. GOVERNMENT AGENCIES — 27.0%
Federal Home Loan Mtg. Corp. — 6.4%
1.89% due 02/01/2037 FRS	483,561	509,481
2.50% due 01/01/2028	1,192,989	1,225,797
2.50% due 04/01/2028	2,520,968	2,588,836
3.00% due 08/01/2027	515,366	540,475
3.00% due 10/01/2042	2,399,674	2,450,733
3.00% due 11/01/2042	1,916,303	1,957,075
3.00% due 02/01/2043	4,418,042	4,514,328
3.00% due 04/01/2043	4,238,497	4,326,192
3.00% due 05/01/2043	916,926	936,234
3.00% due 08/01/2043	8,900,708	9,081,919
3.50% due 02/01/2042	720,975	756,389
3.50% due 03/01/2042	812,132	851,328
3.50% due 04/01/2042	2,767,863	2,900,497
3.50% due 08/01/2042	9,070,799	9,517,048
3.50% due 09/01/2043	2,580,928	2,715,877
4.00% due 03/01/2023	1,387,696	1,467,877
4.00% due 09/01/2040	415,592	446,073
4.00% due 10/01/2043	8,837,130	9,457,310
4.50% due 11/01/2018	45,004	47,248
4.50% due 02/01/2019	52,399	55,089
4.50% due 01/01/2039	72,464	78,633
4.50% due 12/01/2039	1,462,659	1,615,943
4.50% due 06/01/2041	1,227,786	1,331,963
5.00% due 10/01/2033	6,233	6,918
5.00% due 07/01/2040	1,269,038	1,405,150
5.50% due 11/01/2018	24,123	25,355

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 11/01/2032	$29,229	$32,631
5.50% due 07/01/2034	50,272	56,489
5.50% due 02/01/2035	105,146	117,347
5.50% due 07/01/2035	2,400	2,697
5.50% due 01/01/2036	520,704	586,169
5.50% due 05/01/2037	88,206	98,854
6.00% due 07/01/2035	97,807	110,644
6.00% due 03/01/2040	431,930	489,597
6.50% due 12/01/2032	154,993	176,632
6.50% due 02/01/2036	27,672	31,535
6.50% due 09/01/2036	669	763
6.50% due 05/01/2037	113,884	129,783
7.00% due 11/01/2016	1,404	1,442
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	760,376	766,735
Series 3572, Class JS 6.63% due 09/15/2039 FRS(2)(4)	2,662,608	484,008
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2 1.82% due 04/25/2024(2)	1,500,000	1,479,285
Series 2014-HQ1, Class M1 1.82% due 08/25/2024(2)	1,050,493	1,056,999
Series 2014-DN1, Class M2 2.37% due 02/25/2024(2)	2,020,000	2,038,089

		68,469,467

Federal National Mtg. Assoc. — 19.8%
2.10% due 05/01/2037 FRS	872,783	925,900
2.24% due 07/01/2039 FRS	2,231,252	2,364,328
2.38% due 11/01/2036 FRS	1,459,164	1,557,387
2.43% due 08/01/2035 FRS	1,835,786	1,969,707
2.50% due 02/01/2028	2,505,897	2,572,292
2.50% due 04/01/2028	3,621,402	3,717,169
2.99% due 10/01/2040 FRS	1,043,317	1,116,940
3.00% due 10/01/2027	362,984	380,941
3.00% due 11/01/2027	2,585,099	2,713,164
3.00% due 01/01/2028	3,850,979	4,039,418
3.00% due 03/01/2042	4,119,726	4,208,353
3.00% due 12/01/2042	4,048,133	4,135,248
3.00% due 05/01/2043	4,992,105	5,096,324
3.00% due 02/01/2045	3,478,275	3,547,467
3.00% due March TBA	13,699,000	14,067,125
3.20% due 10/01/2040 FRS	2,103,534	2,246,667
3.50% due 08/01/2026	2,591,567	2,752,142
3.50% due 09/01/2026	2,417,578	2,578,022
3.50% due 08/01/2027	418,060	443,747
3.50% due 10/01/2028	4,765,954	5,065,399
3.50% due 12/01/2041	729,091	768,333
3.50% due 03/01/2042	1,002,391	1,051,917
3.50% due 08/01/2042	5,954,545	6,261,719
3.50% due 09/01/2042	853,631	896,127
3.50% due 02/01/2043	4,070,509	4,309,866
3.50% due 03/01/2043	2,142,847	2,249,620
3.50% due 08/01/2043	9,756,927	10,239,000
3.50% due March TBA	12,708,000	13,318,331
4.00% due 11/01/2025	191,315	204,535
4.00% due 04/01/2039	2,685,083	2,872,976
4.00% due 06/01/2039	765,959	832,616
4.00% due 09/01/2040	231,414	248,306
4.00% due 10/01/2040	525,653	564,162
4.00% due 12/01/2040	3,633,399	3,900,147
4.00% due 10/01/2041	4,827,752	5,177,004
4.00% due 11/01/2041	2,709,282	2,906,038

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 10/01/2043	$7,221,059	$7,726,366
4.00% due 12/01/2043	680,163	737,819
4.00% due 10/01/2044	3,186,482	3,409,462
4.00% due March TBA	7,833,000	8,374,670
4.50% due 06/01/2018	6,622	6,942
4.50% due 10/01/2024	963,544	1,037,379
4.50% due 03/01/2025	1,408,467	1,518,557
4.50% due 06/01/2039	344,329	378,164
4.50% due 09/01/2039	2,086,845	2,273,914
4.50% due 01/01/2040	819,120	905,122
4.50% due 02/01/2040	1,594,593	1,763,537
4.50% due 05/01/2040	600,831	662,829
4.50% due 08/01/2040	794,872	872,304
4.50% due 09/01/2040	4,910,444	5,354,295
4.50% due 11/01/2040	703,808	767,521
4.50% due 12/01/2040	703,270	766,970
4.50% due 05/01/2041	1,737,951	1,895,787
4.50% due 07/01/2041	973,026	1,060,863
4.50% due 03/01/2042	7,263,830	7,934,532
4.50% due March TBA	5,462,000	5,936,426
5.00% due 03/15/2016	248,000	259,954
5.00% due 09/01/2018	3,903	4,147
5.00% due 10/01/2018	3,558	3,781
5.00% due 03/01/2020	7,570	8,122
5.00% due 06/01/2022	187,013	201,479
5.00% due 10/01/2024	430,311	460,781
5.00% due 09/01/2033	1,335,714	1,487,807
5.00% due 04/01/2040	881,523	987,417
5.00% due 05/01/2040	1,456,329	1,623,551
5.00% due 06/01/2040	7,114,459	7,941,159
5.00% due 07/01/2040	3,836,719	4,261,730
5.00% due March TBA	1,500,000	1,663,711
5.50% due 12/01/2029	350,439	394,551
5.50% due 12/01/2033	73,749	83,292
5.50% due 05/01/2034	74,407	84,054
5.50% due 07/01/2037	88,110	98,967
5.50% due 08/01/2037	3,394,594	3,812,909
5.50% due 06/01/2038	430,760	488,410
5.50% due 09/01/2039	1,214,701	1,381,185
6.00% due 09/01/2016	3,160	3,170
6.00% due 12/01/2016	1,990	2,052
6.00% due 08/01/2034	57,599	65,922
6.00% due 11/01/2035	153,876	175,193
6.00% due 06/01/2036	150,160	171,258
6.00% due 12/01/2036	270,879	308,072
6.00% due 10/01/2037	44,147	50,086
6.00% due 11/01/2037	156,404	177,901
6.00% due 05/01/2038	74,730	84,949
6.00% due 07/01/2038	1,273,534	1,448,045
6.00% due 09/01/2038	697,944	793,496
6.00% due 11/01/2038	436,376	496,316
6.50% due 02/01/2017	3,194	3,300
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.77 due 01/25/2024 FRS(2)	1,094,028	1,949,941
Series 2013-C01, Class M1 2.17% due 10/25/2023 FRS(2)	2,854,363	2,884,377
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,014,045	1,015,423

		209,558,404

Government National Mtg. Assoc. — 0.7%
4.00% due 03/20/2044	2,263,830	2,412,559

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 05/15/2039	$1,031,187	$1,158,238
5.00% due 05/15/2034	402,499	452,872
5.00% due 01/15/2040	789,984	897,317
5.50% due 12/15/2039	1,170,972	1,322,998
6.00% due 10/15/2039	949,367	1,082,606
7.00% due 09/15/2028	4,368	4,499

		7,331,089

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	567,147

Total U.S. Government Agencies
(cost $280,654,831)		285,926,107

U.S. GOVERNMENT TREASURIES — 21.3%
United States Treasury Bonds — 4.8%
2.75% due 11/15/2042	176,000	180,964
2.88% due 05/15/2043	1,300,000	1,370,078
3.00% due 11/15/2044	332,000	359,494
3.13% due 11/15/2041	830,000	918,966
3.13% due 02/15/2042	8,027,000	8,874,852
3.13% due 02/15/2043	3,700,000	4,085,610
3.13% due 08/15/2044#	2,010,000	2,226,545
3.38% due 05/15/2044	1,053,000	1,219,999
3.50% due 02/15/2039	2,674,000	3,139,025
3.63% due 08/15/2043	2,000,000	2,418,594
3.63% due 02/15/2044	3,477,000	4,206,899
3.75% due 08/15/2041	152,000	187,150
3.75% due 11/15/2043	5,000,000	6,182,420
4.25% due 11/15/2040	3,000,000	3,968,436
4.38% due 05/15/2041	1,901,000	2,571,399
4.50% due 02/15/2036	3,610,000	4,865,601
4.50% due 05/15/2038	588,000	793,708
4.63% due 02/15/2040	284,000	393,629
5.25% due 11/15/2028	1,575,000	2,135,232
8.13% due 08/15/2019	158,000	204,042

		50,302,643

United States Treasury Notes — 16.5%
0.07% due 01/31/2016 FRS	4,324,000	4,323,901
0.13% due 04/15/2018 TIPS(9)	2,232,152	2,273,483
0.25% due 03/31/2015	4,000,000	3,999,376
0.38% due 04/15/2015	1,900,000	1,900,296
0.38% due 11/15/2015	76,000	76,107
0.50% due 07/31/2017	7,436,000	7,380,810
0.63% due 08/31/2017	11,203,000	11,139,983
0.75% due 01/15/2017	1,381,000	1,385,531
0.75% due 12/31/2017	351,000	348,888
0.88% due 12/31/2016	5,005,000	5,033,934
0.88% due 02/28/2017	7,000,000	7,033,362
1.00% due 08/31/2016	3,656,000	3,685,135
1.00% due 05/31/2018	4,000,000	3,985,312
1.25% due 01/31/2020#	1,000,000	988,203
1.25% due 10/31/2015	2,407,000	2,423,736
1.38% due 06/30/2018	4,000,000	4,030,936
1.38% due 07/31/2018	4,800,000	4,833,000
1.38% due 12/31/2018	2,002,000	2,007,944
1.50% due 06/30/2016	158,000	160,271
1.50% due 08/31/2018	7,000,000	7,072,184
1.50% due 01/31/2019	14,000,000	14,098,434
1.63% due 12/31/2019	584,000	587,559
1.63% due 08/15/2022	2,038,000	2,007,112
1.75% due 10/31/2018	19,634,000	19,977,595
1.75% due 05/15/2023	10,200,000	10,074,091
2.00% due 11/15/2021	1,001,000	1,014,216
2.00% due 02/15/2022	6,280,000	6,361,935

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.13% due 12/31/2021	$473,000	$482,941
2.25% due 11/15/2024	21,651,000	22,107,706
2.38% due 05/31/2018	5,631,000	5,856,679
2.50% due 04/30/2015	6,500,000	6,523,868
2.75% due 12/31/2017	2,267,000	2,379,996
3.00% due 02/28/2017	830,000	868,841
3.13% due 05/15/2019	262,000	280,565
3.13% due 05/15/2021	2,199,000	2,379,215
3.38% due 11/15/2019	1,099,000	1,194,820
3.50% due 05/15/2020	3,472,000	3,812,148
3.63% due 08/15/2019	78,000	85,459
4.25% due 08/15/2015	750,000	764,238

		174,939,810

Total U.S. Government Treasuries
(cost $218,344,056)		225,242,453

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,167,520
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	1,103,950
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	1,005,149

Total Municipal Bonds & Notes
(cost $2,917,698)		3,276,619

COMMON STOCKS — 0.0%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(6)(7)	2,970	44,550

Television — 0.0%
ION Media Networks, Inc.†(6)(7)	79	48,336

Total Common Stocks
(cost $44,370)		92,886

PREFERRED SECURITIES — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	22,875	543,052

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. VRS Series Z 8.38%	6,900	31,050

Telecom Services — 0.1%
Qwest Corp. 6.13%#	44,275	1,089,165

Total Preferred Securities
(cost $1,785,164)		1,663,267

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.7%
Banks - Commercial — 0.2%
Nordea Bank AB VRS 6.13% due 09/23/2024*(3)	$698,000	718,940
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	917,000	875,735

		1,594,675

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 5.10% due 06/30/2023(3)	$1,212,000	$1,144,734
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(3)	945,000	994,612
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	403,022

		2,542,368

Diversified Banking Institutions — 1.3%
BAC Capital Trust XIII FRS Series F 4.00% due 03/23/2015(3)	822,000	641,160
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(3)	1,751,000	1,770,699
Credit Agricole SA VRS 6.63% due 09/23/2019*(3)	1,181,000	1,172,142
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(3)	1,298,000	1,286,188
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(3)	1,037,000	1,112,182
Deutsche Bank AG VRS 7.50% due 04/30/2025#(3)	2,400,000	2,427,000
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(3)	990,000	973,913
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	1,099,000	1,138,014
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	1,040,000	1,119,300
Societe Generale SA VRS 6.00% due 01/27/2020*#(3)	1,997,000	1,897,390

		13,537,988

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	714,000	760,019

Finance - Credit Card — 0.1%
American Express Co. FRS 5.20% due 11/15/2019(3)	1,229,000	1,245,899

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(6)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	780,108

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	412,610

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	907,300

Insurance - Life/Health — 0.2%
Nippon Life Insurance Co. FRS 5.10% due 10/16/2044*	1,453,000	1,547,445
Prudential Financial, Inc. VRS 5.63% due 06/15/2043	871,000	921,082

		2,468,527

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Multi-line — 0.2%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	$1,020,000	$1,104,082
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,230,840

		2,334,922

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,875,954

Total Preferred Securities/Capital Securities
(cost $27,451,087)		28,460,385

Total Long-Term Investment Securities
(cost $955,051,608)		974,954,819

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio(5)	11,004,436	11,004,436

Time Deposits — 12.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/02/2015	$134,357,000	134,357,000

Total Short-Term Investment Securities
(cost $145,361,436)		145,361,436

TOTAL INVESTMENTS
(cost $1,100,413,044)(10)	105.9%	1,120,316,255
Liabilities in excess of other assets	(5.9)	(62,122,457)

NET ASSETS —	100.0%	$1,058,193,798

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $127,964,312 representing 12.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual Maturity — maturity date reflects the next call date.
(4)	Interest Only
(5)	At February 28, 2015, the Fund had loaned securities with a total value of $11,204,888. This was secured by collateral of $11,004,436, which was received in cash and subsequently invested in short-term investments currently valued at $11,004,436 as reported in the Portfolio of Investments. Additional collateral of $417,241 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal National Mtg. Assoc	2.15% to 20.22%	06/01/2022 to 03/01/2045	$275,295
Government National Mtg. Assoc	4.46% to 8.35%	02/20/2039 to 08/20/2062	62,983
Federal Home Loan Mtg. Corp	2.38% to 32.38%	11/01/2025 to 01/01/2045	78,963

(6)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $94,201 representing 0.0% of net assets.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(8)	Security in default of interest and principal at maturity.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2015 and unless noted otherwise the dates are the original maturity dates.

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$52,198,183	$1,831,297	$54,029,480
U.S. Corporate Bonds & Notes:
Airlines	—	1,424,749	95,202	1,519,951
Gambling (Non-Hotel)	—	—	1,259	1,259
Other Industries	—	285,239,459	—	285,239,459
Foreign Corporate Bonds & Notes	—	73,087,229	—	73,087,229
Foreign Government Obligations	—	16,415,724	—	16,415,724
U.S. Government Agencies	—	285,926,107	—	285,926,107
U.S. Government Treasuries	—	225,242,453	—	225,242,453
Municipal Bonds & Notes	—	3,276,619	—	3,276,619
Common Stocks	—	—	92,886	92,886
Preferred Securities	1,663,267	—	—	1,663,267
Preferred Securities/Capital Securities	—	28,460,385	—	28,460,385
Short-Term Investment Securities:
Registered Investment Companies	11,004,436	—	—	11,004,436
Time Deposits	—	134,357,000	—	134,357,000

Total Investments at Value	$12,667,703	$1,105,627,908	$2,020,644	$1,120,316,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

30

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	7.9%
Oil Companies — Exploration & Production	6.7
Cellular Telecom	6.3
Medical — Hospitals	6.2
Repurchase Agreement	5.7
Cable/Satellite TV	5.2
Diversified Banking Institutions	3.8
Telephone — Integrated	3.3
Building — Residential/Commercial	3.0
Data Processing/Management	2.9
Steel — Producers	2.8
Medical — Drugs	2.7
Electric — Integrated	2.3
Telecom Services	2.2
Auto — Cars/Light Trucks	2.2
Building & Construction Products — Misc.	1.9
Satellite Telecom	1.7
Entertainment Software	1.7
Banks — Commercial	1.6
Publishing — Newspapers	1.6
Office Automation & Equipment	1.4
Electronic Components — Semiconductors	1.3
Telecommunication Equipment	1.3
Chemicals — Diversified	1.3
Building Products — Cement	1.1
Internet Connectivity Services	1.1
Containers — Metal/Glass	1.0
Engineering/R&D Services	0.9
Enterprise Software/Service	0.9
Diversified Minerals	0.9
Funeral Services & Related Items	0.8
Insurance — Multi-line	0.8
Semiconductor Equipment	0.8
Theaters	0.8
Commercial Services	0.8
Multimedia	0.8
Finance — Other Services	0.7
Retail — Discount	0.7
Pipelines	0.7
Building & Construction — Misc.	0.7
Food — Catering	0.7
Printing — Commercial	0.7
Computer Services	0.7
Medical Products	0.6
Diagnostic Kits	0.6
Medical — Outpatient/Home Medical	0.6
Medical — HMO	0.6
Retail — Leisure Products	0.5
Soap & Cleaning Preparation	0.5
Oil & Gas Drilling	0.5
Radio	0.5
Retail — Home Furnishings	0.5
Retail — Arts & Crafts	0.5
Television	0.5
Forestry	0.5
Machinery — Farming	0.5
Banks — Mortgage	0.4
Machinery — General Industrial	0.4
Finance — Auto Loans	0.4
Retail — Major Department Stores	0.4
Decision Support Software	0.4
Finance — Consumer Loans	0.4
Independent Power Producers	0.3
Diversified Manufacturing Operations	0.3
Applications Software	0.3
Metal Processors & Fabrication	0.3
Shipbuilding	0.3
Building Products — Wood	0.3
Retail — Restaurants	0.3

Advertising Services	0.2%
Insurance — Property/Casualty	0.2
E-Commerce/Products	0.2
Coal	0.2
Specified Purpose Acquisitions	0.2
Finance — Leasing Companies	0.2
Physicians Practice Management	0.2
Rental Auto/Equipment	0.2
Food — Retail	0.2
Retail — Apparel/Shoe	0.2
Medical Labs & Testing Services	0.2
Apparel Manufacturers	0.1
Web Hosting/Design	0.1
Chemicals — Plastics	0.1
Beverages — Wine/Spirits	0.1
Metal — Diversified	0.1
Distribution/Wholesale	0.1

106.8%

Credit Quality†#

Baa	1.0%
Ba	30.4
B	47.1
Caa	14.9
Not Rated@	6.6

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

31

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.3%
Building - Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$327,113

Medical - Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies - Exploration & Production — 0.2%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	914,287

Total Convertible Bonds & Notes
(cost $2,585,745)		1,241,400

U.S. CORPORATE BONDS & NOTES — 70.4%
Advertising Services — 0.2%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020#*	1,505,000	921,813

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	654,975

Applications Software — 0.3%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,410,288

Auto - Cars/Light Trucks — 2.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019	1,705,000	1,801,196
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	3,805,000	4,247,331
General Motors Co. Senior Notes 4.88% due 10/02/2023	2,370,000	2,581,798
General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	1,048,497

		9,678,822

Banks - Commercial — 0.6%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,041,982
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,627,054

		2,669,036

Banks - Mortgage — 0.4%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	2,015,000	1,932,184

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	446,125

Security Description	Principal Amount(16)	Value (Note 2)

Building & Construction Products - Misc. — 1.9%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	$610,000	$542,900
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	4,125,000	4,248,750
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,423,875

		8,215,525

Building & Construction - Misc. — 0.7%
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022#	3,240,000	3,142,800

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,070,000	2,072,712

Building Products - Wood — 0.3%
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,081,418
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	171,100

		1,252,518

Building - Residential/Commercial — 2.9%
K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019#*	670,000	629,800
K Hovnanian Enterprises, Inc. Company Guar. Notes 8.00% due 11/01/2019*	760,000	722,000
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,136,750
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	431,094
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,487,400
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,266,275
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,548,660
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,775,420
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	293,550
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	384,150

		12,675,099

Cable/Satellite TV — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	151,125

32

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	$665,000	$679,963
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	741,812
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	2,240,000	2,402,400
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,657,670
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	330,356
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	4,245,000	4,239,694
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,992,375
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	3,576,000	3,812,910
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,058,912
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,408,170

		20,475,387

Cellular Telecom — 6.3%
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	2,955,000	3,273,579
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,272,688
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,460,000	4,546,412
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,165,000	4,300,362
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,400,800
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	263,125
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,411,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	391,275
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,706,075
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,420,031

Security Description	Principal Amount(16)	Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	$2,450,000	$2,609,250
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	235,125

		27,829,722

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	530,000	446,525

Commercial Services — 0.8%
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	3,302,000	3,483,610

Computer Services — 0.7%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,680,000	1,747,200
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	593,512
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	561,094

		2,901,806

Data Processing/Management — 2.9%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	2,871,000	3,050,437
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,270,750
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	5,302,000	5,686,395
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	597,240

		12,604,822

Decision Support Software — 0.4%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,550,000	1,615,875

Diagnostic Kits — 0.6%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,638,037

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	341,700

Diversified Manufacturing Operations — 0.3%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,515,100

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	148,500

33

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 1.5%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	$3,260,000	$3,423,000
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031	1,565,000	1,447,625
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/2021	795,000	739,350
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(5)(6)	1,680,000	1,142,400

		6,752,375

Electronic Components - Semiconductors — 1.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	3,945,000	4,250,738
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	194,000	211,096

		4,461,834

Enterprise Software/Service — 0.9%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021#*(4)	3,000,000	3,018,750
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,039,390

		4,058,140

Entertainment Software — 1.7%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,334,400
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	875,000	967,969

		7,302,369

Finance - Auto Loans — 0.4%
GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,681,500

Finance - Consumer Loans — 0.4%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	1,995,000	1,605,975

Finance - Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	845,000	910,488

Finance - Other Services — 0.7%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,390,880
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	919,187

		3,310,067

Security Description	Principal Amount(16)	Value (Note 2)

Food - Catering — 0.7%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	$2,905,000	$3,035,725

Food - Retail — 0.2%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022#*	663,000	712,725

Funeral Services & Related Items — 0.8%
Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,270,687
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,383,255

		3,653,942

Independent Power Producers — 0.3%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	545,000	577,019
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.63% due 11/01/2024*	270,000	286,537
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023#	685,000	674,725

		1,538,281

Internet Connectivity Services — 0.8%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023#*	2,865,000	2,929,462
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	252,000	267,120
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	130,000	146,900

		3,343,482

Machinery - Farming — 0.5%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,778,425
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	231,438

		2,009,863

Medical Labs & Testing Services — 0.2%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	980,000	1,019,200

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	645,837
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	1,995,744

		2,641,581

34

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 2.5%
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	$4,170,000	$4,414,987
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	1,599,000	1,798,875
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.25% due 01/15/2021*(3)	4,330,000	4,849,600

		11,063,462

Medical - HMO — 0.6%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	1,420,000	1,508,750
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	934,500

		2,443,250

Medical - Hospitals — 6.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,030,860
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	6,315,000	6,753,103
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,148,188
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,462,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	731,400
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,416,600
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,450,313
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	840,000	831,600
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,435,950
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	1,895,000	1,904,475
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,965,000	2,225,362

		27,390,351

Medical - Outpatient/Home Medical — 0.6%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,618,200

Office Automation & Equipment — 1.4%
CDW LLC/CDW Finance Corp. Senior Notes 5.00% due 09/01/2023	675,000	678,375

Security Description	Principal Amount(16)	Value (Note 2)

Office Automation & Equipment (continued)
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	$3,870,000	$4,131,225
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,176,000	1,232,683

		6,042,283

Oil Companies - Exploration & Production — 5.1%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,324,862
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,421,275
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	985,000	1,014,550
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,210,000	2,165,800
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	647,063
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	890,000	921,150
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	2,850,000	2,992,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	2,168,000	2,314,340
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	720,000	691,200
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	510,000	525,300
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	195,000	202,800
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	35,000	34,256
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	130,000	128,375
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	251,125
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	1,135,000	1,160,538
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,047,238
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,557,337
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,635,000	1,569,600

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	$1,260,000	$1,200,150
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	1,090,000	1,079,100

		22,248,559

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	895,475

Pipelines — 0.7%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,545,750
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	355,000	389,146
Kinder Morgan, Inc. Company Guar. Notes 6.50% due 09/15/2020	740,000	853,765
Kinder Morgan, Inc. Company Guar. Notes 7.00% due 06/15/2017	385,000	426,118

		3,214,779

Printing - Commercial — 0.7%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	2,950,000	2,905,750

Publishing - Newspapers — 1.6%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,576,575
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,860,037
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	255,000	265,200
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,475,600

		7,177,412

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020#*	555,000	552,225
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,528,800
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,900

		2,144,925

Rental Auto/Equipment — 0.2%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	516,250
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	325,000	338,000

		854,250

Security Description	Principal Amount(16)	Value (Note 2)

Retail - Apparel/Shoe — 0.2%
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	$651,000	$704,708

Retail - Arts & Crafts — 0.5%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,050,000	2,111,500

Retail - Discount — 0.7%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,848,000
Family Tree Escrow LLC Senior Notes 5.25% due 03/01/2020*	235,000	245,575
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	1,130,000	1,189,325

		3,282,900

Retail - Home Furnishings — 0.5%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,960,000	2,131,500

Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	497,088
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019(4)	1,825,000	1,861,500

		2,358,588

Retail - Restaurants — 0.3%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#	1,270,000	1,231,900

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(7)(8)	50,000	0

Satellite Telecom — 0.3%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,522,900

Semiconductor Equipment — 0.6%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,710,000	2,818,400

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,271,627

Soap & Cleaning Preparation — 0.5%
Sun Products Corp. Senior Notes 7.75% due 03/15/2021*	2,465,000	2,210,797

Specified Purpose Acquisitions — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	880,000	910,800

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Producers — 2.2%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	$2,420,000	$2,196,150
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	2,000,000	1,750,000
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,210,400
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	915,000	937,875
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	1,005,000	1,042,688
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	2,291,000	2,434,187

		9,571,300

Telecommunication Equipment — 1.3%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	3,410,000	3,414,262
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	488,775
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,829,700

		5,732,737

Telephone - Integrated — 2.9%
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,250,451
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	340,000	359,975
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,160,097
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	408,678
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,212,230
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,430,600
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,550,535
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	444,231

		12,816,797

Television — 0.2%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	815,000	847,600

Security Description	Principal Amount(16)		Value (Note 2)

Theaters — 0.8%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020		$3,175,000	$3,492,500

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		75,000	78,000
Equinix, Inc. Senior Notes 5.38% due 04/01/2023		410,000	428,706

			506,706

Total U.S. Corporate Bonds & Notes
(cost $301,296,899)			309,632,484

FOREIGN CORPORATE BONDS & NOTES — 13.6%
Building Products - Cement — 0.6%
Cemex SAB De CV Senior Sec. Notes 5.70% due 01/11/2025*		1,830,000	1,794,315
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*(1)		1,135,000	1,134,773

			2,929,088

Cable/Satellite TV — 0.5%
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		2,085,000	2,199,675

Chemicals - Diversified — 1.3%
INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019#*		1,650,000	1,666,500
INEOS Group Holdings SA Sec. Notes 6.13% due 08/15/2018#*		3,935,000	3,994,025

			5,660,525

Containers - Metal/Glass — 1.0%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019#*(4)(9)		1,028,186	1,069,313
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*		1,385,000	1,348,644
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		140,294	139,242
Constellium NV Senior Notes 8.00% due 01/15/2023*		1,705,000	1,783,856

			4,341,055

Diversified Minerals — 0.9%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*		4,800,000	4,014,000

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*		1,020,000	1,118,563

Engineering/R&D Services — 0.9%
Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021	EUR	1,480,000	1,573,385

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Engineering/R&D Services (continued)
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*	$425,000	$425,000
Abengoa Greenfield SA Company Guar. Notes 6.50% due 10/01/2019#*	2,180,000	2,076,450

		4,074,835

Forestry — 0.5%
Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	2,060,000	2,085,750

Internet Connectivity Services — 0.3%
Ymobile Corp. Company Guar. Notes 8.25% due 04/01/2018*	1,340,000	1,400,970

Medical - Drugs — 0.2%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	905,000	927,625

Metal - Diversified — 0.1%
Constellium NV Company Guar. Notes 5.75% due 05/15/2024*	430,000	407,425

Multimedia — 0.5%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,995,000	2,084,775

Oil & Gas Drilling — 0.5%
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022#*	2,990,000	1,210,950
Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017*(3)	1,110,000	969,862

		2,180,812

Oil Companies - Exploration & Production — 1.4%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	665,000	618,450
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	480,000	456,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024#*	1,735,000	1,689,456
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,094,950
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	2,465,000	2,169,200

		6,028,056

Satellite Telecom — 1.2%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022#	590,000	576,725
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	1,000,000	1,040,000

Security Description	Principal Amount(16)		Value (Note 2)

Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		$1,325,000	$1,387,937
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018		165,000	162,113
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021		2,180,000	2,019,225

			5,186,000

Semiconductor Equipment — 0.2%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		710,000	761,475

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(1)(2)(7)(10)		925,000	0

Steel - Producers — 0.5%
ArcelorMittal Senior Notes 7.50% due 03/01/2041(3)		720,000	757,800
ArcelorMittal Senior Notes 7.75% due 10/15/2039(3)		1,210,000	1,297,725

			2,055,525

Telecom Services — 2.2%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		985,000	1,019,475
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		335,000	348,819
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		750,000	796,875
Altice Finco SA Senior Sec. Notes 8.13% due 01/15/2024*		300,000	317,820
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*		535,000	595,188
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*		545,000	596,775
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		1,175,000	1,273,406
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,555,604
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,959,400
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	233,200

			9,696,562

Telephone - Integrated — 0.4%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*		1,710,000	1,738,899

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Television — 0.2%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	$845,000	$878,800

Total Foreign Corporate Bonds & Notes
(cost $64,087,152)		59,770,415

LOANS(2)(11)(12) — 2.6%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(1)	600,000	0

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)	2,037,810	0

Coal — 0.2%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	1,179,789	940,882

E-Commerce/Products — 0.2%
Lands’ End, Inc. FRS BTL-B 4.25% due 04/04/2021	1,101,675	1,055,771

Electric - Integrated — 0.6%
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.66% due 10/10/2017†(5)(6)	3,873,748	2,438,331

Electronic Components - Semiconductors — 0.3%
Freescale Semiconductor, Inc. FRS Tranche B5 5.00% due 01/15/2021	1,303,500	1,310,561

Insurance - Property/Casualty — 0.2%
Asurion LLC FRS BTL 2nd Lien 8.50% due 03/03/2021	1,090,000	1,095,905

Machinery - General Industrial — 0.4%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	1,856,500	1,782,240

Metal Processors & Fabrication — 0.3%
Crosby US Acquisition Corp. FRS BTL 1st Lien 3.75% due 11/23/2020	1,504,800	1,386,297

Retail - Major Department Stores — 0.4%
Neiman Marcus Group, Ltd. LLC FRS BTL 4.25% due 10/25/2020	1,630,109	1,616,525

Total Loans
(cost $13,905,379)		11,626,512

COMMON STOCKS — 0.1%
Food - Misc./Diversified — 0.0%
Wornick Co.†(1)(2)	3,444	24,935

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	10,439	0

Steel - Producers — 0.1%
AK Steel Holding Corp.†#	111,500	492,830

Total Common Stocks
(cost $1,116,830)		517,765

Security Description	Shares/ Principal Amount(16)		Value (Note 2)

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Casino Services — 0.0%
Herbst Gaming, Inc.†(2)(13) (cost $232,701)		$23,439	$199,232

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Satellite Telecom — 0.2%
Intelsat SA 5.75% (cost $971,079)		17,471	642,409

PREFERRED SECURITIES — 0.8%
Diversified Banking Institutions — 0.8%
GMAC Capital Trust I FRS Series 2 8.13%		134,000	3,488,020

Diversified Financial Services — 0.0%
Citigroup Capital XIII FRS 7.88%		225	5,976

Total Preferred Securities
(cost $3,459,267)			3,493,996

PREFERRED SECURITIES/CAPITAL SECURITIES — 5.1%
Banks - Commercial — 1.0%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(14)	EUR	3,000,000	3,466,258
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(14)		1,000,000	1,090,000

			4,556,258

Diversified Banking Institutions — 3.0%
Barclays PLC VRS 6.63% due 09/15/2018(14)		334,000	326,182
Barclays PLC VRS 8.25% due 12/15/2018(14)		2,595,000	2,769,426
Credit Agricole SA VRS 7.88% due 01/23/2024*(14)		775,000	815,345
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(14)		1,395,000	1,496,137
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)		1,690,000	1,977,300
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(14)		500,000	550,000
Societe Generale SA VRS 6.00% due 01/27/2020#*(14)		1,310,000	1,244,657
Societe Generale SA VRS 7.88% due 12/18/2023#*(14)		2,835,000	2,873,981
Societe Generale SA VRS 8.25% due 11/29/2018(14)		875,000	929,688

			12,982,716

Insurance - Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2018		3,170,000	3,613,800

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)		1,260,000	1,342,530

Total Preferred Securities/Capital Securities
(cost $22,113,691)			22,495,304

WARRANTS — 0.1%
Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(1)(2)(13)		310	189,670

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

WARRANTS (continued)
Television (continued)
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(1)(2)(13)	306	$187,223

Total Warrants
(cost $0)		376,893

Total Long-Term Investment Securities
(cost $409,768,743)		409,996,410

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Registered Investment Companies — 7.9%
State Street Navigator Securities Lending Prime Portfolio(15)
(cost $34,871,053)	$34,871,053	34,871,053

REPURCHASE AGREEMENT — 5.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $24,958,000 and collateralized by $25,775,000 of Federal National Mtg. Corp. Notes, bearing interest at 2.20%, due 10/17/2022 and having an approximate value of $25,458,586. (cost $24,958,000)	24,958,000	24,958,000

TOTAL INVESTMENTS
(cost $469,597,796)(17)	106.8%	469,825,463
Liabilities in excess of other assets	(6.8)	(29,953,204)

NET ASSETS —	100.0%	$439,872,259

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $163,192,646 representing 37.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $12,227,572 representing 2.8% of net assets.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2015.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Security in default of interest.
(7)	Security in default of interest and principal at maturity.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Security currently paying interest/dividends in the form of additional securities.
(10)	Company has filed for bankruptcy protection in the country of issuance.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2015, the High Yield Bond Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$199,232	$199,232	$8.50	0.05%
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	–	189,670	611.84	0.04%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	–	187,223	611.84	0.04%

				$576,125		0.13%

(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	At February 28, 2015, the Fund had loaned securities with a total value of $33,996,890. This was secured by collateral of $34,871,053, which was received in cash and subsequently invested in short-term investments currently valued at $34,871,053 as reported in the Portfolio of Investments.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

EUR—Euro

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates shown are original maturity dates.

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co. International PLC	EUR	6,998,000	USD	7,911,365	03/31/2015	$77,785	$–

EUR—Euro

USD—United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at February 28, 2015(2)	Notional Amount(3)	Value at February 28, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	6/20/2019	Goldman Sachs Corp.	0.2942%	$3,861,200	$308,288	$277,462	$30,826
Markit CDX North America High Yield Index	5.00%	12/20/2019	Goldman Sachs Corp.	0.3203%	9,434,700	717,161	528,022	189,139

						$1,025,449	$805,484	$219,965

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected (liability) or profit for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:
Medical - Drugs	$—	$—	$0	$0
Other Industries	—	1,241,400	—	1,241,400
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	309,632,484	—	309,632,484
Foreign Corporate Bonds & Notes:
Building Products - Cement	—	1,794,315	1,134,773	2,929,088
Special Purpose Entity	—	—	0	0
Other Industries	—	56,841,327	—	56,841,327
Loans:
Beverages - Non-alcoholic	—	—	0	0
Building - Residential/Commercial	—	—	0	0
Other Industries	—	11,626,512	—	11,626,512
Common Stocks:
Steel Producers	492,830	—	—	492,830
Other Industries	—	—	24,935	24,935
Membership Interest Certificates	—	199,232	—	199,232
Convertible Preferred Securities	642,409	—	—	642,409
Preferred Securities	3,493,996	—	—	3,493,996
Preferred Securities/Capital Securities	—	22,495,304	—	22,495,304
Warrants	—	—	376,893	376,893
Short-Term Investment Securities	34,871,053	—	—	34,871,053
Repurchase Agreement	—	24,958,000	—	24,958,000

Total Investments at Value	$39,500,288	$428,788,574	$1,536,601	$469,825,463

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$77,785	$—	$77,785
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	219,965	—	219,965

Total Other Financial Instruments	$—	$297,750	$—	$297,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

42

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	5.1%
Banks — Commercial	3.2
Real Estate Investment Trusts	3.0
Auto/Truck Parts & Equipment — Original	2.6
Building — Residential/Commercial	2.4
Electronic Components — Semiconductors	2.3
Real Estate Operations & Development	2.2
Electronic Components — Misc.	2.2
Building & Construction — Misc.	2.1
Food — Misc./Diversified	2.0
Medical Labs & Testing Services	1.9
Diversified Operations/Commercial Services	1.8
Computers — Integrated Systems	1.7
Computer Services	1.7
Retail — Apparel/Shoe	1.6
Television	1.6
Machine Tools & Related Products	1.5
Investment Management/Advisor Services	1.4
Building & Construction Products — Misc.	1.4
Transport — Services	1.4
Distribution/Wholesale	1.3
Commercial Services	1.3
Insurance — Property/Casualty	1.3
Cosmetics & Toiletries	1.3
Chemicals — Diversified	1.3
Advertising Sales	1.2
Human Resources	1.2
Metal Processors & Fabrication	1.2
Wireless Equipment	1.2
Casino Hotels	1.0
Electronic Measurement Instruments	1.0
Funeral Services & Related Items	1.0
Retail — Restaurants	1.0
Chemicals — Specialty	1.0
Entertainment Software	1.0
Medical — Drugs	1.0
Soap & Cleaning Preparation	0.9
Retail — Discount	0.9
Food — Dairy Products	0.9
Containers — Paper/Plastic	0.9
Semiconductor Equipment	0.8
Food — Catering	0.8
E-Commerce/Services	0.8
Home Furnishings	0.8
Leisure Products	0.8
Exchange — Traded Funds	0.8
Machinery — General Industrial	0.7
Transactional Software	0.7
Applications Software	0.7
Beverages — Non-alcoholic	0.7
Apparel Manufacturers	0.6
Medical Products	0.6
Forestry	0.6
Brewery	0.6
Retail — Building Products	0.6
Consumer Products — Misc.	0.6
Hotels/Motels	0.6
Telecommunication Equipment	0.6
Consulting Services	0.6
Casino Services	0.6
Diversified Operations	0.6
Oil Companies — Exploration & Production	0.6
Aerospace/Defense — Equipment	0.5
Electric Products — Misc.	0.5
Metal — Diversified	0.5
Security Services	0.5
Airlines	0.5
Retail — Convenience Store	0.5
Diversified Financial Services	0.5

Chemicals — Plastics	0.5%
Enterprise Software/Service	0.4
Respiratory Products	0.4
Photo Equipment & Supplies	0.4
Insurance Brokers	0.4
Veterinary Products	0.4
Computer Software	0.4
Real Estate Management/Services	0.4
Food — Wholesale/Distribution	0.4
Banks — Mortgage	0.4
Aerospace/Defense	0.4
Metal — Aluminum	0.4
Satellite Telecom	0.4
Finance — Investment Banker/Broker	0.4
Auto — Cars/Light Trucks	0.4
Coatings/Paint	0.3
Rubber/Plastic Products	0.3
Finance — Other Services	0.3
Fisheries	0.3
Repurchase Agreement	0.3
Retail — Major Department Stores	0.3
Retail — Drug Store	0.3
Transport — Truck	0.3
Machinery — Farming	0.3
Oil — Field Services	0.3
Telephone — Integrated	0.3
Cable/Satellite TV	0.3
Retail — Misc./Diversified	0.3
Machinery — Pumps	0.3
Electric — Generation	0.3
Semiconductor Components — Integrated Circuits	0.3
Food — Flour & Grain	0.3
Diversified Manufacturing Operations	0.3
Schools	0.3
Gambling (Non-Hotel)	0.2
Wire & Cable Products	0.2
Private Equity	0.2
Medical Instruments	0.2
E-Commerce/Products	0.2
Engineering/R&D Services	0.2
Insurance — Life/Health	0.2
Rental Auto/Equipment	0.2
Mining Services	0.2
Food — Retail	0.2
Broadcast Services/Program	0.2
Retail — Automobile	0.2
Footwear & Related Apparel	0.2
Advertising Services	0.2
Metal — Iron	0.2
Tobacco	0.2
Dental Supplies & Equipment	0.2
Food — Confectionery	0.2
Instruments — Controls	0.2
Finance — Credit Card	0.2
Electronic Parts Distribution	0.2
Computers — Periphery Equipment	0.1
Internet Content — Information/News	0.1
Cellular Telecom	0.1
Hazardous Waste Disposal	0.1
Building — Heavy Construction	0.1
Retail — Home Furnishings	0.1
Lighting Products & Systems	0.1
Gas — Distribution	0.1
Transport — Marine	0.1
Electronic Connectors	0.1
Telecom Services	0.1
Commercial Services — Finance	0.1
Finance — Consumer Loans	0.1
Office Automation & Equipment	0.1

43

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Bicycle Manufacturing	0.1%
Beverages — Wine/Spirits	0.1
Gold Mining	0.1
Electric — Integrated	0.1
Computer Aided Design	0.1
Office Supplies & Forms	0.1
Food — Meat Products	0.1
Computers	0.1
Diversified Minerals	0.1
Industrial Gases	0.1
Insurance — Multi-line	0.1
Pipelines	0.1
Building Products — Cement	0.1

102.0%

Country Allocation*

United Kingdom	23.2%
Japan	16.5
Germany	7.6
United States	6.8
France	5.6
Ireland	5.3
Canada	3.5
Australia	3.1
Denmark	2.5
Sweden	2.5
Switzerland	2.4
Bermuda	2.1
South Korea	1.6
Luxembourg	1.4
Spain	1.3
Brazil	1.2
Taiwan	1.2
Philippines	1.2
Cayman Islands	1.1
Thailand	1.0
Singapore	1.0
Italy	1.0
Israel	0.9
Mexico	0.8
Curacao	0.7
Belgium	0.7
Austria	0.7
Hong Kong	0.6
Finland	0.6
Malaysia	0.5
Netherlands	0.5
Indonesia	0.5
Isle of Man	0.4
Panama	0.4
New Zealand	0.3
Norway	0.3
China	0.3
Turkey	0.2
Faroe Islands	0.2
South Africa	0.2
Poland	0.1

102.0%

*	Calculated as a percentage of net assets

44

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.3%
Australia — 3.1%
Alumina, Ltd.	1,538,170	$2,211,544
Ansell, Ltd.	78,681	1,546,871
Aristocrat Leisure, Ltd.	581,718	3,381,886
Austbrokers Holdings, Ltd.	150,882	1,096,463
Computershare, Ltd.#	126,924	1,247,665
DuluxGroup, Ltd.	164,260	793,220
Echo Entertainment Group, Ltd.	1,869,621	6,398,839
Iluka Resources, Ltd.#	63,166	387,953
Orica, Ltd.	82,629	1,279,704
Qube Holdings, Ltd.	126,183	292,840
WorleyParsons, Ltd.	50,045	391,052

		19,028,037

Austria — 0.7%
ams AG	71,881	3,178,039
Mayr-Melnhof Karton AG	7,701	817,399

		3,995,438

Belgium — 0.7%
D’Ieteren SA#	17,117	636,226
Ontex Group NV†	125,161	3,725,634

		4,361,860

Bermuda — 2.1%
Catlin Group, Ltd.	219,160	2,316,008
China Resources Gas Group, Ltd.	268,000	663,452
Credicorp, Ltd.	11,624	1,688,037
Dairy Farm International Holdings, Ltd.	119,700	1,043,784
Esprit Holdings, Ltd.	388,950	402,199
First Pacific Co., Ltd.	1,234,250	1,254,015
Global Brands Group Holding, Ltd.†	252,000	43,214
Hiscox, Ltd.	221,844	2,709,128
Li & Fung, Ltd.	252,000	258,310
Midland Holdings, Ltd.†#	1,002,000	493,520
Pacific Basin Shipping, Ltd.#	957,049	352,918
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	558,000	752,557
VTech Holdings, Ltd.#	62,549	892,774

		12,869,916

Brazil — 1.2%
Alupar Investimento SA	71,200	458,991
Brasil Brokers Participacoes SA	155,261	161,346
Brasil Insurance Participacoes e Administracao SA	92,016	100,484
Estacio Participacoes SA	109,587	745,056
Fibria Celulose SA†	56,455	733,045
GAEC Educacao SA	64,322	362,990
Iguatemi Empresa de Shopping Centers SA	72,884	699,635
Kroton Educacional SA	123,988	453,804
Linx SA	26,100	404,544
Localiza Rent a Car SA	43,378	534,823
LPS Brasil Consultoria de Imoveis SA	84,300	179,959
M. Dias Branco SA	21,200	619,850
Mills Estruturas e Servicos de Engenharia SA	82,600	197,862
Odontoprev SA	147,314	542,292
Qualicorp SA†	89,537	820,066
Totvs SA	38,695	467,680

		7,482,427

Canada — 3.5%
AG Growth International, Inc.#	43,756	1,894,658
Agnico Eagle Mines, Ltd.#	15,675	503,691
Alimentation Couche-Tard, Inc., Class B#	36,423	1,405,524
CAE, Inc.	212,600	2,566,302
Canadian Western Bank#	35,263	819,729
Descartes Systems Group, Inc.†	201,900	3,058,944

Security Description	Shares	Value (Note 2)

Canada (continued)
Dollarama, Inc.	52,310	$2,616,128
Interfor Corp.†	185,100	3,106,470
Linamar Corp.	54,900	3,439,978
MEG Energy Corp.†	26,491	443,106
Stantec, Inc.	17,031	434,869
TORC Oil & Gas, Ltd.#	74,767	541,270
Tourmaline Oil Corp.†	9,843	305,975

		21,136,644

Cayman Islands — 1.1%
51job, Inc. ADR†	35,687	1,266,889
Ajisen China Holdings, Ltd.	778,000	478,488
Haitian International Holdings, Ltd.	106,000	230,429
Shenguan Holdings Group, Ltd.	1,392,000	405,622
Stella International Holdings, Ltd.	446,500	1,154,275
Sunny Optical Technology Group Co., Ltd.#	1,162,000	1,926,728
Want Want China Holdings, Ltd.#	925,000	1,017,335

		6,479,766

China — 0.3%
Guangzhou Automobile Group Co., Ltd.	1,504,000	1,444,699
Wumart Stores, Inc.#	316,000	229,387

		1,674,086

Denmark — 2.5%
Carlsberg A/S, Class B	8,884	760,051
Christian Hansen Holding A/S	25,912	1,161,074
DSV A/S	68,357	2,208,041
GN Store Nord A/S	123,772	2,875,095
Jyske Bank A/S†	42,253	1,829,291
Royal UNIBREW A/S†	16,449	2,960,050
Sydbank A/S†	58,245	1,816,772
TDC A/S	160,910	1,272,869
William Demant Holding A/S†	3,644	298,912

		15,182,155

Faroe Islands — 0.2%
Bakkafrost P/F	47,964	1,113,689

Finland — 0.6%
Huhtamaki Oyj	122,982	3,634,624
Tikkurila Oyj	8,810	170,459

		3,805,083

France — 5.6%
Cap Gemini SA	9,514	769,433
Christian Dior SA	12,477	2,420,380
Dassault Systemes	6,442	450,774
Edenred	18,347	500,551
Eutelsat Communications SA	32,265	1,102,501
Faiveley Transport SA	2,133	134,862
Havas SA	132,728	1,151,102
Hermes International#	76	24,523
Ingenico SA	42,581	4,742,632
Legrand SA	14,115	780,292
Neopost SA#	9,956	537,009
SEB SA	2,370	175,917
Societe BIC SA	2,988	447,056
Societe Television Francaise 1	298,225	5,147,766
Sodexo SA	22,450	2,262,548
Technip SA	13,407	873,481
Teleperformance	72,686	5,614,850
Ubisoft Entertainment†	217,150	3,988,874
Virbac SA	9,393	2,515,865

		33,640,416

45

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany — 6.8%
Aareal Bank AG	54,980	$2,467,168
Amadeus Fire AG	11,089	881,670
Aurelius AG	34,344	1,426,620
Beiersdorf AG	16,114	1,399,853
Brenntag AG	30,541	1,785,744
CTS Eventim AG	148,248	4,570,461
Delticom AG	2,516	50,722
Deutsche Wohnen AG (BR)	43,375	1,195,753
ElringKlinger AG	16,328	568,255
GEA Group AG	44,843	2,218,025
Gerry Weber International AG#	17,551	666,891
Infineon Technologies AG	86,398	1,000,193
Krones AG	31,142	3,004,023
KUKA AG#	93,502	7,270,977
LEG Immobilien AG	10,845	891,882
MTU Aero Engines AG	9,408	894,671
Pfeiffer Vacuum Technology AG	4,219	349,705
ProSiebenSat.1 Media AG	9,695	476,225
Stroeer Media SE	52,688	1,650,894
Symrise AG	52,497	3,339,167
TAG Immobilien AG#	14,335	192,820
Wirecard AG	108,912	5,026,248

		41,327,967

Hong Kong — 0.6%
PAX Global Technology, Ltd.†	2,016,000	1,840,336
Techtronic Industries Co., Ltd.	574,000	1,983,445

		3,823,781

Indonesia — 0.5%
PT Matahari Department Store Tbk	1,492,800	2,061,623
PT Semen Indonesia Persero Tbk	258,500	297,500
PT XL Axiata Tbk	1,522,000	564,642

		2,923,765

Ireland — 5.3%
DCC PLC	28,402	1,696,935
Fleetmatics Group PLC†#	115,200	4,747,392
Glanbia PLC	269,651	4,918,574
Greencore Group PLC	1,053,751	5,508,461
ICON PLC†	124,800	8,612,448
Kerry Group PLC, Class A	17,678	1,285,867
Kingspan Group PLC	243,744	4,788,332
Paddy Power PLC (ISE)	899	67,907
Paddy Power PLC (LSE)#	8,835	667,854

		32,293,770

Isle of Man — 0.4%
Playtech PLC	211,496	2,504,395

Israel — 0.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	366,547	587,808
Mellanox Technologies, Ltd.†	74,200	3,534,888
NICE Systems, Ltd.	20,314	1,178,007

		5,300,703

Italy — 1.0%
Brembo SpA	60,591	2,285,685
Davide Campari - Milano SpA	74,965	507,113
Ei Towers SpA†	27,104	1,486,509
Interpump Group SpA	98,009	1,482,833

		5,762,140

Japan — 16.5%
ABC-Mart, Inc.#	76,600	4,303,047
AEON Financial Service Co., Ltd.	43,100	989,003

Security Description	Shares	Value (Note 2)

Japan (continued)
AIN Pharmaciez, Inc.	49,500	$1,926,207
Air Water, Inc.	22,000	384,920
Alps Electric Co., Ltd.	463,300	10,418,199
Brother Industries, Ltd.	76,100	1,282,488
Calbee, Inc.	23,600	891,720
Calsonic Kansei Corp.	644,000	3,838,428
Chiba Bank, Ltd.	150,000	1,129,781
Cosmos Pharmaceutical Corp.	6,400	977,455
Daiseki Co., Ltd.	43,700	762,398
Daiwa Securities Group, Inc.	141,000	1,137,312
FamilyMart Co., Ltd.#	7,700	347,586
Fuji Seal International, Inc.	22,800	684,238
Fujikura, Ltd.	350,000	1,448,276
Glory, Ltd.	5,600	150,738
Gurunavi, Inc.	80,000	1,238,537
Haseko Corp.	253,600	2,363,753
Hirose Electric Co., Ltd.	4,700	617,237
Hisamitsu Pharmaceutical Co., Inc.#	5,700	212,752
Hogy Medical Co., Ltd.#	3,000	153,730
Japan Exchange Group, Inc.	8,700	245,091
Japan Pure Chemical Co., Ltd.	2,500	52,915
JGC Corp.	34,060	698,710
Kakaku.com, Inc.#	17,100	283,606
Kansai Paint Co., Ltd.	61,000	1,098,382
Keyence Corp.	900	459,687
Kintetsu World Express, Inc.	10,900	494,771
Kobayashi Pharmaceutical Co., Ltd.	23,700	1,624,577
Koito Manufacturing Co., Ltd.	42,000	1,344,702
Konica Minolta, Inc.	65,000	662,905
KYORIN Holdings, Inc.	22,000	492,322
Lawson, Inc.#	17,900	1,170,140
Maeda Corp.	511,000	3,985,480
Milbon Co., Ltd.	14,300	416,000
Miraca Holdings, Inc.	22,500	1,079,624
MonotaRO Co., Ltd.#	35,800	1,188,096
Nakanishi, Inc.	27,500	1,057,471
NEC Corp.	179,000	544,669
NGK Spark Plug Co., Ltd.	9,000	255,047
Nihon Kohden Corp.	15,400	791,724
Nippon Television Holdings, Inc.	36,100	597,215
Nitori Holdings Co., Ltd.	10,300	681,931
Nomura Research Institute, Ltd.	43,800	1,532,313
NTN Corp.	1,311,000	6,553,630
OBIC Business Consultants, Ltd.	20,200	690,642
OBIC Co., Ltd.	102,800	3,819,820
Omron Corp.	6,100	269,241
Park24 Co., Ltd.#	18,900	356,434
Proto Corp.	33,600	533,668
Rakuten, Inc.	10,600	176,512
Saint Marc Holdings Co., Ltd.	24,200	1,577,931
Santen Pharmaceutical Co., Ltd.	33,700	2,256,527
Seria Co., Ltd.	18,900	606,696
Shimamura Co., Ltd.	3,100	300,347
Shimano, Inc.	3,400	511,599
Shimizu Corp.	559,000	3,986,015
Shiseido Co., Ltd.#	13,100	229,257
Shizuoka Bank, Ltd.	61,000	625,170
SK Kaken Co., Ltd.	3,000	241,505
Sony Financial Holdings, Inc.	51,800	784,632
Stanley Electric Co., Ltd.	50,900	1,205,006
Sundrug Co., Ltd.	16,500	811,034
Suruga Bank, Ltd.	273,400	5,745,685
Sysmex Corp.	10,700	574,244
Temp Holdings Co., Ltd.	86,300	2,903,720
Terumo Corp.#	21,600	595,862

46

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tokyo Tatemono Co., Ltd.	278,000	$2,068,297
Toshiba Plant Systems & Services Corp.	17,000	250,825
Tsumura & Co.#	12,000	295,624
Unicharm Corp.	83,000	2,296,247
USS Co., Ltd.	68,600	1,212,292
Welcia Holdings Co., Ltd.	3,900	143,774
Yamato Holdings Co., Ltd.#	82,300	1,926,353

		99,563,772

Jersey — 0.0%
Wolseley PLC	4,557	279,373

Luxembourg — 1.4%
B&M European Value Retail SA	276,301	1,365,016
Grand City Properties SA†	132,852	2,204,747
Samsonite International SA	1,158,000	3,665,502
SES SA FDR	31,089	1,071,537

		8,306,802

Malaysia — 0.5%
Astro Malaysia Holdings Bhd	1,365,300	1,238,771
IGB Real Estate Investment Trust	1,034,100	387,357
Public Bank Bhd	148,800	756,386
Top Glove Corp. Bhd	479,800	673,637

		3,056,151

Mexico — 0.8%
Bolsa Mexicana de Valores SAB de CV#	333,757	591,383
Concentradora Fibra Danhos SA de CV	246,008	603,340
Concentradora Fibra Hotelera Mexicana SA de CV	530,713	792,470
Controladora Vuela Cia de Aviacion SAB de CV ADR†	64,949	652,737
Genomma Lab Internacional SAB de CV, Class B†#	453,748	500,027
Grupo Lala SAB de CV#	238,576	475,794
Prologis Property Mexico SA de CV	329,124	627,491
Promotora y Operadora de Infraestructura SAB de CV†	59,033	709,859

		4,953,101

Netherlands — 0.5%
Aalberts Industries NV	14,614	452,182
ASM International NV	27,988	1,268,146
Brunel International NV#	17,853	330,043
Koninklijke Vopak NV	6,893	362,540
Sensata Technologies Holding NV†	9,534	512,357

		2,925,268

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	356,738	1,848,381

Norway — 0.3%
Aker Solutions ASA†#	74,327	416,911
Marine Harvest ASA	75,567	953,700
Storebrand ASA†	103,976	370,139

		1,740,750

Panama — 0.4%
Copa Holdings SA, Class A	21,654	2,465,958

Philippines — 1.2%
BDO Unibank, Inc.	770,190	1,939,013
Megaworld Corp.	32,721,500	4,059,574
Security Bank Corp.	263,330	955,609

		6,954,196

Poland — 0.1%
KRUK SA†	15,709	546,680

Singapore — 1.0%
Ascendas India Trust	2,008,000	1,384,980

Security Description	Shares	Value (Note 2)

Singapore (continued)
Singapore Post, Ltd.#	1,770,500	$2,598,232
Super Group, Ltd.#	1,153,800	1,011,697
Venture Corp., Ltd.	129,063	768,970

		5,763,879

South Africa — 0.2%
Clicks Group, Ltd.	2,512	19,379
Woolworths Holdings, Ltd.	126,504	974,926

		994,305

South Korea — 1.6%
CJ O Shopping Co., Ltd.	3,932	841,893
E-Mart Co., Ltd.	2,427	474,321
LG Household & Health Care, Ltd.	2,549	1,556,039
Samsung Fire & Marine Insurance Co., Ltd.	4,154	965,122
Seoul Semiconductor Co., Ltd.†	48,241	799,951
TK Corp.†	52,093	548,198
Wonik IPS Co., Ltd.†	378,479	4,379,466

		9,564,990

Spain — 1.3%
Amadeus IT Holding SA, Class A	104,398	4,305,060
Atresmedia Corp. de Medios de Comunicacion SA†	185,351	2,814,650
Viscofan SA	15,820	975,633

		8,095,343

Sweden — 2.5%
AarhusKarlshamn AB	24,947	1,445,891
Boliden AB	158,631	3,211,816
JM AB	116,307	4,129,408
Loomis AB, Series B	96,844	3,180,507
Net Entertainment NE AB, Series B	46,333	1,450,511
Saab AB, Series B#	12,037	322,401
Swedish Match AB	35,106	1,106,195

		14,846,729

Switzerland — 2.4%
Burckhardt Compression Holding AG	2,028	793,459
Coca-Cola HBC AG CDI	19,327	346,717
DKSH Holding, Ltd.	3,075	253,199
Geberit AG	4,756	1,694,171
Georg Fischer AG	3,284	2,357,894
Julius Baer Group, Ltd.	9,675	446,632
Kaba Holding AG	258	140,048
Lonza Group AG	3,481	429,032
Sika AG (BR)	489	1,727,542
Sonova Holding AG	13,535	1,875,464
U-blox AG	27,907	4,218,177

		14,282,335

Taiwan — 1.2%
Advantech Co., Ltd.	51,235	391,543
Chroma ATE, Inc.	500,000	1,284,827
E.Sun Financial Holding Co., Ltd.	2,599,101	1,622,110
Hermes Microvision, Inc.	26,000	1,299,793
Siliconware Precision Industries Co.	942,000	1,676,733
Yuanta Financial Holding Co., Ltd.	1,546,500	782,976

		7,057,982

Thailand — 1.0%
AEON Thana Sinsap Thailand PCL†	161,200	540,990
Glow Energy PCL†	577,700	1,523,320
Minor International PCL	1,159,700	1,219,604
Precious Shipping PCL	555,900	297,466
PTT Global Chemical PCL	294,600	510,287

47

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Thailand (continued)
Supalai PCL	2,504,200	$1,827,996

		5,919,663

Turkey — 0.2%
Ford Otomotiv Sanayi AS	17,530	237,232
Tofas Turk Otomobil Fabrikasi AS	35,962	235,092
Turkcell Iletisim Hizmetleri AS†	150,748	790,185

		1,262,509

United Kingdom — 23.2%
Abcam PLC	33,217	242,180
Aberdeen Asset Management PLC	352,277	2,548,543
Admiral Group PLC	21,421	487,795
Amlin PLC	154,029	1,259,139
Ashtead Group PLC	31,484	578,419
Aveva Group PLC	12,239	301,378
Bellway PLC	392,734	12,071,885
Booker Group PLC	996,086	2,469,720
Britvic PLC	283,149	3,344,119
Bunzl PLC	371,982	10,888,438
Burberry Group PLC	30,584	883,905
Cairn Energy PLC†	103,805	326,128
Capita PLC	94,170	1,727,167
Cobham PLC	157,533	830,067
Compass Group PLC	146,263	2,601,311
Croda International PLC	83,320	3,510,412
Derwent London PLC	112,399	5,813,164
Dialog Semiconductor PLC†	121,100	5,359,019
Dignity PLC	201,969	6,033,523
Domino Printing Sciences PLC	72,814	865,025
Domino’s Pizza Group PLC	244,006	2,721,721
Electrocomponents PLC	87,398	303,052
Elementis PLC	219,748	974,010
Essentra PLC	175,967	2,765,568
Exova Group PLC†	200,615	455,288
Foxtons Group PLC#	146,530	456,965
GKN PLC	144,692	815,794
Great Portland Estates PLC	383,448	4,738,852
Halma PLC	391,410	4,305,485
Hargreaves Lansdown PLC	67,274	1,173,630
Home Retail Group PLC	942,681	2,945,646
Howden Joinery Group PLC	668,282	4,786,185
ICAP PLC	119,641	990,034
IG Group Holdings PLC	113,884	1,285,243
IMI PLC	35,939	766,240
Inchcape PLC	490,470	5,573,084
Intertek Group PLC	42,258	1,650,573
Jardine Lloyd Thompson Group PLC#	89,227	1,320,364
John Wood Group PLC	57,685	592,675
Ladbrokes PLC	92,247	169,047
Liberty Global PLC, Class A†	10,172	549,898
Liberty Global PLC, Class C†	25,095	1,309,206
LSL Property Services PLC	133,959	650,426
Meggitt PLC	142,494	1,198,943
Micro Focus International PLC	114,404	1,916,356
Mitie Group PLC#	137,894	643,985
Next PLC	35,465	4,103,712
Poundland Group PLC	78,531	467,987
Premier Farnell PLC	135,234	360,565
PZ Cussons PLC	24,436	127,437
Rathbone Brothers PLC	52,818	1,834,720
Rightmove PLC	59,339	2,774,884
Rotork PLC	12,868	487,518
Savills PLC	189,111	2,131,302
Schroders PLC	69,826	3,314,878

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Segro PLC	756,401	$5,027,251
Smith & Nephew PLC	51,062	934,949
Smiths Group PLC	20,249	361,070
Spectris PLC	57,485	1,932,050
Spirax-Sarco Engineering PLC	17,438	864,724
Stagecoach Group PLC	421,775	2,200,913
Tate & Lyle PLC	29,493	271,148
Travis Perkins PLC	23,347	726,653
Victrex PLC	28,865	842,245
Whitbread PLC	34,766	2,820,543
William Hill PLC	107,614	627,511
Zoopla Property Group PLC#*	293,317	833,221

		140,244,888

United States — 0.6%
Cognizant Technology Solutions Corp., Class A†	32,882	2,054,632
Gran Tierra Energy, Inc.†	357,992	904,931
ResMed, Inc.	124,738	802,181

		3,761,744

Total Common Stocks
(cost $475,527,806)		569,140,837

EXCHANGE-TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI EAFE Small-Cap ETF (cost $4,203,119)	90,300	4,524,030

PREFERRED SECURITIES — 0.6%
Australia — 0.0%
Gunns, Ltd.†(1)(2)	1,665	0

Germany — 0.6%
Fuchs Petrolub SE	36,481	1,522,125
Henkel AG & Co. KGaA	15,967	1,891,315

		3,413,440

Total Preferred Securities
(cost $2,308,927)		3,413,440

EQUITY CERTIFICATES — 0.9%
Curacao — 0.7%
Merrill Lynch - Bajaj Electricals, Ltd.†	187,704	666,022
Merrill Lynch - CESC, Ltd.†	29,984	291,374
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	374,272	1,605,667
Merrill Lynch Int’l & Co. - Federal Bank, Ltd.†	839,286	1,931,017

		4,494,080

Germany — 0.2%
Deutsche Bank AG London - MOIL, Ltd.†	247,873	1,137,396

Total Equity Certificates
(cost $4,228,794)		5,631,476

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL Expires 11/03/2017 (strike price THB 40.00)† (cost $0)	54,140	8,273

Total Long-Term Investment Securities
(cost $486,268,646)		582,718,056

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 5.1%
State Street Navigator Securities Lending Prime Portfolio(3) (cost $30,768,251)	$30,768,251	30,768,251

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $2,065,000 and collateralized by $2,180,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,110,785. (cost $2,065,000)	$2,065,000	$2,065,000

TOTAL INVESTMENTS
(cost $519,101,897)(4)	102.0%	615,551,307
Liabilities in excess of other assets	(2.0)	(11,862,104)

NET ASSETS —	100.0%	$603,689,203

#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $833,221 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $29,605,897. This was secured by collateral of $30,768,251, which was received in cash and subsequently invested in short-term investments currently valued at $30,768,251 as reported in the Portfolio of Investments. Additional collateral of $460,304 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Notes/Bonds	0.13% to 8.88%	05/15/2015 to 11/15/2043	$460,304

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BR—Bearer Shares

ETF—Exchange Traded Fund

FDR—Federal Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$12,869,916	$—	$0	$12,869,916
Other Countries	556,270,921	—	—	556,270,921
Exchange Traded-Funds	4,524,030	—	—	4,524,030
Preferred Securities:
Australia	—	—	0	0
Germany	3,413,440	—	—	3,413,440
Equity Certificates	—	5,631,476	—	5,631,476
Warrants	8,273	—	—	8,273
Short-Term Investment Securities	30,768,251	—	—	30,768,251
Repurchase Agreement	—	2,065,000	—	2,065,000

Total Investments at Value	$607,854,831	$7,696,476	$0	$615,551,307

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

49

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	9.0%
Diversified Banking Institutions	8.6
Oil Companies — Exploration & Production	5.4
Banks — Super Regional	4.7
Insurance — Multi-line	3.8
Insurance — Reinsurance	3.0
Medical — Wholesale Drug Distribution	2.8
Oil Refining & Marketing	2.8
Networking Products	2.7
Building Products — Cement	2.4
Medical — HMO	2.3
Aerospace/Defense — Equipment	2.3
Beverages — Non-alcoholic	2.2
Retail — Drug Store	2.2
Investment Management/Advisor Services	2.1
Aerospace/Defense	2.0
Multimedia	1.7
Oil — Field Services	1.6
Instruments — Controls	1.6
Semiconductor Equipment	1.4
Time Deposits	1.4
Computers	1.4
Enterprise Software/Service	1.3
Oil Companies — Integrated	1.3
Computers — Memory Devices	1.2
Electronic Components — Semiconductors	1.1
Advertising Agencies	1.0
Medical Products	1.0
Electronic Measurement Instruments	1.0
Brewery	1.0
Retail — Discount	0.9
Medical Labs & Testing Services	0.9
Cruise Lines	0.9
Food — Misc./Diversified	0.9
Finance — Investment Banker/Broker	0.9
Medical — Generic Drugs	0.9
Agricultural Chemicals	0.8
Television	0.8
Pharmacy Services	0.7
Retail — Apparel/Shoe	0.7
Banks — Commercial	0.7
Finance — Credit Card	0.7
Electronic Security Devices	0.6
Insurance — Life/Health	0.6
Cosmetics & Toiletries	0.6
Semiconductor Components — Integrated Circuits	0.6
Transport — Rail	0.6
Building & Construction Products — Misc.	0.5
Containers — Paper/Plastic	0.5
Web Portals/ISP	0.5
Cellular Telecom	0.5
Insurance Brokers	0.5
Internet Security	0.4
Applications Software	0.4
Auto/Truck Parts & Equipment — Original	0.4
Real Estate Investment Trusts	0.4
Retail — Regional Department Stores	0.4
E-Commerce/Services	0.4
Diversified Operations	0.4
Instruments — Scientific	0.4
Electric — Integrated	0.3
Engines — Internal Combustion	0.3
Retail — Restaurants	0.3
Insurance — Property/Casualty	0.3
Non-Hazardous Waste Disposal	0.3
Telephone — Integrated	0.3
Publishing — Newspapers	0.3
Banks — Fiduciary	0.3
Airlines	0.3

Cable/Satellite TV	0.3%
Apparel Manufacturers	0.3
Food — Confectionery	0.3
Diversified Manufacturing Operations	0.3
Metal Processors & Fabrication	0.2
Computer Services	0.2
Medical Instruments	0.2
Pipelines	0.2
Gold Mining	0.2
Medical — Biomedical/Gene	0.1

99.8%

*	Calculated as a percentage of net assets

50

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	60,400	$1,346,920
Omnicom Group, Inc.	10,379	825,546

		2,172,466

Aerospace/Defense — 2.0%
General Dynamics Corp.	1,854	257,298
Northrop Grumman Corp.	15,386	2,549,614
Raytheon Co.	10,817	1,176,565
Rockwell Collins, Inc.	4,000	356,320

		4,339,797

Aerospace/Defense - Equipment — 2.3%
United Technologies Corp.	39,231	4,782,651

Agricultural Chemicals — 0.8%
Mosaic Co.	33,513	1,784,902

Airlines — 0.3%
Delta Air Lines, Inc.	8,818	392,578
United Continental Holdings, Inc.†	3,207	209,032

		601,610

Apparel Manufacturers — 0.3%
Ralph Lauren Corp.	4,226	580,695

Applications Software — 0.4%
Microsoft Corp.	19,838	869,896

Auto/Truck Parts & Equipment - Original — 0.4%
Delphi Automotive PLC	10,966	864,559

Banks - Commercial — 0.7%
CIT Group, Inc.	17,377	803,686
Regions Financial Corp.	63,044	605,853

		1,409,539

Banks - Fiduciary — 0.3%
State Street Corp.	8,221	612,053

Banks - Super Regional — 4.7%
Fifth Third Bancorp	54,376	1,052,719
PNC Financial Services Group, Inc.	29,357	2,699,670
US Bancorp	11,000	490,710
Wells Fargo & Co.	104,806	5,742,321

		9,985,420

Beverages - Non-alcoholic — 2.2%
Coca-Cola Enterprises, Inc.	50,360	2,326,632
PepsiCo, Inc.	24,348	2,409,965

		4,736,597

Brewery — 1.0%
Molson Coors Brewing Co., Class B	26,547	2,014,652

Building & Construction Products - Misc. — 0.5%
Owens Corning	29,003	1,150,259

Building Products - Cement — 2.4%
Martin Marietta Materials, Inc.	21,444	3,052,125
Vulcan Materials Co.	23,562	1,955,646

		5,007,771

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	10,000	593,800

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	29,803	1,029,992

Computer Services — 0.2%
Accenture PLC, Class A	4,412	397,212

Security Description	Shares	Value (Note 2)

Computers — 1.4%
Apple, Inc.	22,794	$2,928,117

Computers - Memory Devices — 1.2%
EMC Corp.	89,898	2,601,648

Containers - Paper/Plastic — 0.5%
Packaging Corp. of America	13,881	1,150,180

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	15,535	1,322,495

Cruise Lines — 0.9%
Carnival Corp.	44,097	1,939,827

Diversified Banking Institutions — 8.6%
Bank of America Corp.	168,654	2,666,420
Citigroup, Inc.	88,160	4,621,347
Goldman Sachs Group, Inc.	20,136	3,821,611
JPMorgan Chase & Co.	71,092	4,356,518
Morgan Stanley	76,461	2,736,539

		18,202,435

Diversified Manufacturing Operations — 0.3%
General Electric Co.	21,632	562,216

Diversified Operations — 0.4%
Leucadia National Corp.	32,953	781,975

E-Commerce/Services — 0.4%
Liberty Interactive Corp., Class A†	27,077	799,584

Electric - Integrated — 0.3%
PPL Corp.	21,000	716,100

Electronic Components - Semiconductors — 1.1%
Texas Instruments, Inc.	38,991	2,292,671

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	38,402	1,620,948
Keysight Technologies, Inc.†	12,750	478,635

		2,099,583

Electronic Security Devices — 0.6%
Tyco International PLC	31,723	1,339,345

Engines - Internal Combustion — 0.3%
Cummins, Inc.	5,005	711,861

Enterprise Software/Service — 1.3%
CA, Inc.	12,030	391,216
Oracle Corp.	53,211	2,331,706

		2,722,922

Finance - Credit Card — 0.7%
Discover Financial Services	23,006	1,402,906

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.	52,519	1,904,864

Food - Confectionery — 0.3%
Hershey Co.	5,550	575,979

Food - Misc./Diversified — 0.9%
ConAgra Foods, Inc.	26,542	928,439
General Mills, Inc.	7,178	386,105
Unilever PLC ADR	14,000	617,540

		1,932,084

Gold Mining — 0.2%
Goldcorp, Inc.	14,543	319,655

Instruments - Controls — 1.6%
Honeywell International, Inc.	32,975	3,389,170

51

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	6,000	$780,000

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	16,893	961,043

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	16,427	1,328,123

Insurance - Multi-line — 3.8%
Allstate Corp.	32,784	2,314,550
Hartford Financial Services Group, Inc.	41,401	1,695,785
MetLife, Inc.	7,479	380,158
Voya Financial, Inc.	81,120	3,584,693

		7,975,186

Insurance - Property/Casualty — 0.3%
Chubb Corp.	6,397	642,579

Insurance - Reinsurance — 3.0%
Berkshire Hathaway, Inc., Class B†	42,915	6,326,100

Internet Security — 0.4%
Symantec Corp.	36,875	927,775

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	23,143	3,092,599
Invesco, Ltd.	18,460	743,384
T. Rowe Price Group, Inc.	7,441	614,627

		4,450,610

Medical Instruments — 0.2%
Medtronic PLC	5,000	387,950

Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	15,858	1,951,010

Medical Products — 1.0%
Baxter International, Inc.	12,435	859,880
Stryker Corp.	6,436	609,811
Zimmer Holdings, Inc.	5,463	657,691

		2,127,382

Medical - Biomedical/Gene — 0.1%
Amgen, Inc.	1,995	314,651

Medical - Drugs — 9.0%
Abbott Laboratories	12,350	585,019
AbbVie, Inc.	8,043	486,602
Eli Lilly & Co.	34,023	2,387,394
Endo International PLC†	10,513	899,913
GlaxoSmithKline PLC ADR	24,240	1,149,461
Johnson & Johnson	12,293	1,260,155
Merck & Co., Inc.	55,196	3,231,174
Novartis AG ADR	12,351	1,264,742
Pfizer, Inc.	186,853	6,412,795
Zoetis, Inc.	31,533	1,453,356

		19,130,611

Medical - Generic Drugs — 0.9%
Mylan NV†	21,389	1,226,125
Teva Pharmaceutical Industries, Ltd. ADR	10,913	622,259

		1,848,384

Medical - HMO — 2.3%
Aetna, Inc.	13,396	1,333,572
Humana, Inc.	8,166	1,342,327
UnitedHealth Group, Inc.	19,272	2,189,877

		4,865,776

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 2.8%
Cardinal Health, Inc.	40,619	$3,574,066
McKesson Corp.	10,248	2,343,717

		5,917,783

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,944	420,487

Multimedia — 1.7%
Time Warner, Inc.	22,490	1,841,031
Twenty-First Century Fox, Inc., Class A	26,746	936,110
Viacom, Inc., Class B	8,255	577,355
Walt Disney Co.	3,179	330,870

		3,685,366

Networking Products — 2.7%
Cisco Systems, Inc.	193,954	5,723,583

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	15,543	636,020

Oil Companies - Exploration & Production — 5.4%
Anadarko Petroleum Corp.	41,195	3,469,855
Cimarex Energy Co.	2,484	272,445
Noble Energy, Inc.	9,400	443,962
Occidental Petroleum Corp.	93,397	7,273,758

		11,460,020

Oil Companies - Integrated — 1.3%
Chevron Corp.	3,221	343,616
Marathon Oil Corp.	44,024	1,226,509
Royal Dutch Shell PLC ADR	17,259	1,128,221

		2,698,346

Oil Refining & Marketing — 2.8%
Phillips 66	32,762	2,570,507
Valero Energy Corp.	53,802	3,319,045

		5,889,552

Oil - Field Services — 1.6%
Schlumberger, Ltd.	40,994	3,450,055

Pharmacy Services — 0.7%
Omnicare, Inc.	20,717	1,589,823

Pipelines — 0.2%
Enterprise Products Partners LP	9,761	325,432

Publishing - Newspapers — 0.3%
News Corp., Class A†	35,923	620,570

Real Estate Investment Trusts — 0.4%
Weyerhaeuser Co.	24,262	851,839

Retail - Apparel/Shoe — 0.7%
PVH Corp.	14,039	1,495,575

Retail - Discount — 0.9%
Dollar General Corp.†	10,592	769,191
Target Corp.	7,629	586,136
Wal-Mart Stores, Inc.	7,663	643,156

		1,998,483

Retail - Drug Store — 2.2%
CVS Health Corp.	44,643	4,637,068

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	10,888	803,534

Retail - Restaurants — 0.3%
McDonald’s Corp.	6,515	644,333

52

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	10,030	$587,156
QUALCOMM, Inc.	9,795	710,236

		1,297,392

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	121,826	3,051,741

Telephone - Integrated — 0.3%
Verizon Communications, Inc.	12,741	630,042

Television — 0.8%
CBS Corp., Class B	27,625	1,632,637

Transport - Rail — 0.6%
CSX Corp.	18,498	634,666
Union Pacific Corp.	4,546	546,702

		1,181,368

Web Portals/ISP — 0.5%
Google, Inc., Class A†	677	380,900
Google, Inc., Class C†	1,259	703,026

		1,083,926

Total Long-Term Investment Securities
(cost $166,085,133)		208,371,643

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015 (cost $3,046,000)	$3,046,000	$3,046,000

TOTAL INVESTMENTS
(cost $169,131,133)(1)	99.8%	211,417,643
Other assets less liabilities	0.2	329,988

NET ASSETS —	100.0%	$211,747,631

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$208,371,643	$—	$—	$208,371,643
Short-Term Investment Securities	—	3,046,000	—	3,046,000

Total Investments at Value	$208,371,643	$3,046,000	$—	$211,417,643

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Commercial Services — Finance	5.8%
Medical — Drugs	4.0
Oil Companies — Exploration & Production	3.6
Commercial Services	3.6
Apparel Manufacturers	3.3
Retail — Restaurants	3.1
Medical — Biomedical/Gene	3.1
Building — Heavy Construction	3.1
Applications Software	2.8
Electronic Components — Semiconductors	2.8
Recreational Vehicles	2.5
Registered Investment Companies	2.3
Finance — Other Services	2.3
Cable/Satellite TV	2.2
Auto/Truck Parts & Equipment — Original	2.2
Medical — Wholesale Drug Distribution	2.0
Machinery — General Industrial	2.0
Advertising Agencies	1.9
Beverages — Wine/Spirits	1.9
Theaters	1.9
Investment Management/Advisor Services	1.8
Transport — Truck	1.8
Semiconductor Equipment	1.8
Diversified Manufacturing Operations	1.8
Computers — Memory Devices	1.6
Medical — Generic Drugs	1.6
Enterprise Software/Service	1.6
Networking Products	1.6
Airlines	1.4
Medical Products	1.4
Veterinary Diagnostics	1.4
Coatings/Paint	1.4
Retail — Auto Parts	1.3
Industrial Automated/Robotic	1.3
Dialysis Centers	1.3
Medical — Hospitals	1.3
Electronic Security Devices	1.3
Electronic Components — Misc.	1.2
Physicians Practice Management	1.2
Retail — Apparel/Shoe	1.2
Transactional Software	1.2
Computer Software	1.1
Consulting Services	1.1
Internet Content — Information/News	1.1
Building Products — Cement	1.1
Hotels/Motels	1.1
Finance — Investment Banker/Broker	1.0
Lighting Products & Systems	1.0
Rubber/Plastic Products	1.0
E-Commerce/Products	1.0
Retail — Arts & Crafts	1.0
Casino Hotels	0.9
Athletic Equipment	0.9
Shipbuilding	0.8
E-Commerce/Services	0.7
Retail — Automobile	0.5
Repurchase Agreement	0.5

101.7%

*	Calculated as a percentage of net assets

54

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Advertising Agencies — 1.9%
Alliance Data Systems Corp.†	10,990	$3,060,825

Airlines — 1.4%
Delta Air Lines, Inc.	50,850	2,263,842

Apparel Manufacturers — 3.3%
Carter’s, Inc.	26,830	2,381,699
Columbia Sportswear Co.	2,065	115,413
Under Armour, Inc., Class A†	36,180	2,786,222

		5,283,334

Applications Software — 2.8%
ServiceNow, Inc.†	29,300	2,234,418
Tableau Software, Inc., Class A†	23,450	2,204,534

		4,438,952

Athletic Equipment — 0.9%
Jarden Corp.†	25,560	1,356,469

Auto/Truck Parts & Equipment - Original — 2.2%
Allison Transmission Holdings, Inc.	52,169	1,660,017
Delphi Automotive PLC	22,420	1,767,593

		3,427,610

Beverages - Wine/Spirits — 1.9%
Constellation Brands, Inc., Class A†	25,960	2,978,131

Building Products - Cement — 1.1%
Vulcan Materials Co.	21,160	1,756,280

Building - Heavy Construction — 3.1%
SBA Communications Corp., Class A†	38,920	4,853,713

Cable/Satellite TV — 2.2%
Liberty Global PLC, Class A†	13,070	706,564
Liberty Global PLC, Class C†	52,610	2,744,664

		3,451,228

Casino Hotels — 0.9%
MGM Resorts International†	63,990	1,390,503

Coatings/Paint — 1.4%
Axalta Coating Systems, Ltd.†	75,112	2,133,181

Commercial Services — 3.6%
CoStar Group, Inc.†	14,861	2,959,717
ServiceMaster Global Holdings, Inc.†	78,114	2,701,963

		5,661,680

Commercial Services - Finance — 5.8%
McGraw Hill Financial, Inc.	40,460	4,171,426
SEI Investments Co.	65,760	2,830,311
Vantiv, Inc., Class A†	56,960	2,106,950

		9,108,687

Computer Software — 1.1%
Akamai Technologies, Inc.†	26,140	1,816,991

Computers - Memory Devices — 1.6%
Western Digital Corp.	23,650	2,530,077

Consulting Services — 1.1%
Verisk Analytics, Inc., Class A†	25,060	1,799,559

Dialysis Centers — 1.3%
DaVita HealthCare Partners, Inc.†	27,710	2,067,166

Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	29,710	2,765,110

E-Commerce/Products — 1.0%
Vipshop Holdings, Ltd. ADR†	63,590	1,554,775

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.7%
Netflix, Inc.†	2,190	$1,040,053

Electronic Components - Misc. — 1.2%
TE Connectivity, Ltd.	27,360	1,973,477

Electronic Components - Semiconductors — 2.8%
Avago Technologies, Ltd.	12,560	1,602,907
Micron Technology, Inc.†	90,300	2,769,501

		4,372,408

Electronic Security Devices — 1.3%
TASER International, Inc.†#	85,360	2,004,253

Enterprise Software/Service — 1.6%
Workday, Inc., Class A†	29,100	2,488,050

Finance - Investment Banker/Broker — 1.0%
Raymond James Financial, Inc.	27,980	1,598,497

Finance - Other Services — 2.3%
Intercontinental Exchange, Inc.	15,760	3,709,274

Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.†	61,728	1,745,051

Industrial Automated/Robotic — 1.3%
Cognex Corp.†	47,140	2,106,687

Internet Content - Information/News — 1.1%
LinkedIn Corp., Class A†	6,580	1,758,176

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	13,500	2,921,670

Lighting Products & Systems — 1.0%
Acuity Brands, Inc.	9,880	1,565,782

Machinery - General Industrial — 2.0%
Wabtec Corp.	32,890	3,120,932

Medical Products — 1.4%
Cooper Cos., Inc.	13,220	2,167,683

Medical - Biomedical/Gene — 3.1%
BioMarin Pharmaceutical, Inc.†	21,720	2,325,560
Puma Biotechnology, Inc.†	3,051	649,894
Vertex Pharmaceuticals, Inc.†	15,750	1,881,022

		4,856,476

Medical - Drugs — 4.0%
Endo International PLC†	27,660	2,367,696
Jazz Pharmaceuticals PLC†	9,320	1,585,239
Zoetis, Inc.	51,570	2,376,861

		6,329,796

Medical - Generic Drugs — 1.6%
Perrigo Co. PLC	16,340	2,524,040

Medical - Hospitals — 1.3%
Community Health Systems, Inc.†	41,490	2,013,095

Medical - Wholesale Drug Distribution — 2.0%
Cardinal Health, Inc.	36,440	3,206,356

Networking Products — 1.6%
Palo Alto Networks, Inc.†	17,262	2,455,002

Oil Companies - Exploration & Production — 3.6%
Concho Resources, Inc.†	22,490	2,449,611
Memorial Resource Development Corp.†	57,230	1,173,787
Pioneer Natural Resources Co.	13,990	2,133,755

		5,757,153

Physicians Practice Management — 1.2%
Envision Healthcare Holdings, Inc.†	53,174	1,947,232

55

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Recreational Vehicles — 2.5%
Brunswick Corp.	21,390	$1,160,194
Polaris Industries, Inc.#	18,246	2,797,659

		3,957,853

Retail - Apparel/Shoe — 1.2%
Kate Spade & Co.†	54,670	1,883,381

Retail - Arts & Crafts — 1.0%
Michaels Cos., Inc.†	54,036	1,523,815

Retail - Auto Parts — 1.3%
Advance Auto Parts, Inc.	13,672	2,118,203

Retail - Automobile — 0.5%
Lithia Motors, Inc., Class A	8,465	799,604

Retail - Restaurants — 3.1%
Chipotle Mexican Grill, Inc.†	4,280	2,846,071
Domino’s Pizza, Inc.	20,020	2,032,631

		4,878,702

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†#	22,007	1,564,258

Semiconductor Equipment — 1.8%
Applied Materials, Inc.	112,840	2,826,642

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	9,460	1,336,982

Theaters — 1.9%
Cinemark Holdings, Inc.	73,120	2,977,446

Transactional Software — 1.2%
Solera Holdings, Inc.	33,354	1,859,152

Transport - Truck — 1.8%
Old Dominion Freight Line, Inc.†	37,060	2,895,127

Veterinary Diagnostics — 1.4%
VCA, Inc.†	40,060	2,134,397

Total Long-Term Investment Securities
(cost $134,303,694)		156,114,818

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Navigator Securities Lending Prime Portfolio(1)
(cost $3,711,241)	3,711,241	$3,711,241

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $713,000 and collateralized by $755,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $731,029 (cost $713,000)	$713,000	713,000

TOTAL INVESTMENTS
(cost $138,727,935)(2)	101.7%	160,539,059
Liabilities in excess of other assets	(1.7)	(2,663,295)

NET ASSETS —	100.0%	$157,875,764

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $3,657,247. This was secured by collateral of $3,711,241, which was received in cash and subsequently invested in short-term investments currently valued at $3,711,241 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$156,114,818	$—	$—	$156,114,818
Short-Term Investment Securities	3,711,241	—	—	3,711,241
Repurchase Agreement	—	713,000	—	713,000

Total Investments at Value	$159,826,059	$713,000	$—	$160,539,059

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

56

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.8%
Repurchase Agreements	5.5
Chemicals — Specialty	3.9
Diversified Manufacturing Operations	3.6
Electric — Integrated	3.3
Banks — Commercial	3.1
Electronic Components — Misc.	2.7
Electronic Components — Semiconductors	2.6
Distribution/Wholesale	2.4
Oil Companies — Exploration & Production	2.4
Aerospace/Defense — Equipment	2.2
Containers — Paper/Plastic	1.9
Building — Residential/Commercial	1.9
Medical — Drugs	1.8
Retail — Apparel/Shoe	1.7
Insurance — Multi-line	1.6
Power Converter/Supply Equipment	1.6
Electronic Parts Distribution	1.6
Banks — Super Regional	1.6
Finance — Investment Banker/Broker	1.5
Instruments — Controls	1.5
Applications Software	1.4
Registered Investment Companies	1.4
Insurance — Reinsurance	1.4
Home Decoration Products	1.4
Commercial Services — Finance	1.4
Chemicals — Diversified	1.3
Insurance — Life/Health	1.3
Office Supplies & Forms	1.2
Insurance — Property/Casualty	1.1
Advertising Agencies	1.0
Beverages — Wine/Spirits	1.0
Auto/Truck Parts & Equipment — Original	0.9
Human Resources	0.9
Containers — Metal/Glass	0.9
Semiconductor Components — Integrated Circuits	0.9
Tools — Hand Held	0.9
Retirement/Aged Care	0.9
Oil — Field Services	0.9
Aerospace/Defense	0.9
Gas — Distribution	0.9
Consulting Services	0.8
Telecommunication Equipment	0.8
Food — Misc./Diversified	0.8
Steel — Producers	0.8
Telecom Services	0.8
Semiconductor Equipment	0.8
Oil Refining & Marketing	0.7
Chemicals — Plastics	0.7
Cruise Lines	0.7
Computers — Memory Devices	0.7
Athletic Equipment	0.7
Medical — HMO	0.6
Insurance Brokers	0.6
Real Estate Operations & Development	0.6
Medical Products	0.6
Medical — Wholesale Drug Distribution	0.5
Machine Tools & Related Products	0.5
Building & Construction Products — Misc.	0.5
Steel — Specialty	0.5
Rubber — Tires	0.5
Decision Support Software	0.5
Metal Processors & Fabrication	0.4
Pharmacy Services	0.4
Shipbuilding	0.4
Coal	0.4
Multimedia	0.4
Medical Instruments	0.4
Medical Labs & Testing Services	0.4

Computer Services	0.4%
Identification Systems	0.4
Entertainment Software	0.3
E-Commerce/Services	0.3
Electric Products — Misc.	0.3
Retail — Regional Department Stores	0.3
Retail — Home Furnishings	0.3
Machinery — Construction & Mining	0.3
Computers — Periphery Equipment	0.3
Finance — Consumer Loans	0.3
Finance — Credit Card	0.3
Building Products — Wood	0.3
Data Processing/Management	0.3
Building Products — Doors & Windows	0.2
Consumer Products — Misc.	0.2
Savings & Loans/Thrifts	0.2
Pipelines	0.2
Television	0.2
Coatings/Paint	0.2
Recreational Vehicles	0.2
Paper & Related Products	0.2
Computers — Integrated Systems	0.2
Banks — Fiduciary	0.2
Wireless Equipment	0.2
Theaters	0.2
Tobacco	0.2
Machinery — General Industrial	0.2
Food — Meat Products	0.2
Electric — Generation	0.1
Internet Content — Entertainment	0.1
Electronic Security Devices	0.1
Airlines	0.1
Engineering/R&D Services	0.1
Beverages — Non-alcoholic	0.1
Motorcycle/Motor Scooter	0.1
Dialysis Centers	0.1
Machinery — Pumps	0.1
Retail — Drug Store	0.1
Oil & Gas Drilling	0.1
Building & Construction — Misc.	0.1

101.0%

*	Calculated as a percentage of net assets

57

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.1%
Advertising Agencies — 1.0%
Alliance Data Systems Corp.†	6,376	$1,775,780
Interpublic Group of Cos., Inc.	251,400	5,606,220
Omnicom Group, Inc.	25,933	2,062,711

		9,444,711

Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	56,036	6,603,843
Teledyne Technologies, Inc.†	17,083	1,722,479

		8,326,322

Aerospace/Defense - Equipment — 2.2%
Curtiss-Wright Corp.	85,304	6,191,364
Exelis, Inc.	38,950	942,590
Moog, Inc., Class A†	102,700	7,749,742
Orbital ATK, Inc.	96,369	6,387,338

		21,271,034

Airlines — 0.1%
Delta Air Lines, Inc.	24,822	1,105,075

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	60,300	5,034,447
Verint Systems, Inc.†	143,200	8,717,300

		13,751,747

Athletic Equipment — 0.7%
Performance Sports Group, Ltd.†	326,800	6,333,384

Auto/Truck Parts & Equipment - Original — 0.9%
Lear Corp.	43,482	4,736,060
Tenneco, Inc.†	29,397	1,712,081
TRW Automotive Holdings Corp.†	14,988	1,562,349
WABCO Holdings, Inc.†	9,339	1,091,075

		9,101,565

Banks - Commercial — 3.1%
BankUnited, Inc.	186,274	6,037,140
BB&T Corp.	88,568	3,370,012
CIT Group, Inc.	88,900	4,111,625
East West Bancorp, Inc.	63,698	2,544,735
Iberiabank Corp.	85,900	5,422,008
South State Corp.	20,026	1,352,356
Zions Bancorporation	273,500	7,312,023

		30,149,899

Banks - Fiduciary — 0.2%
State Street Corp.	24,733	1,841,372

Banks - Super Regional — 1.6%
Comerica, Inc.	156,035	7,143,282
Fifth Third Bancorp	152,994	2,961,964
Huntington Bancshares, Inc.	227,062	2,484,058
SunTrust Banks, Inc.	56,683	2,324,003

		14,913,307

Beverages - Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc.	22,970	1,061,214

Beverages - Wine/Spirits — 1.0%
Constellation Brands, Inc., Class A†	34,721	3,983,193
Treasury Wine Estates, Ltd.#	1,216,681	5,162,381

		9,145,574

Building & Construction Products - Misc. — 0.5%
Louisiana-Pacific Corp.†	279,190	4,698,768

Building & Construction - Misc. — 0.1%
Aegion Corp.†	36,643	662,872

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.2%
Sanwa Holdings Corp.	334,700	$2,392,213

Building Products - Wood — 0.3%
Masco Corp.	93,458	2,447,665

Building - Residential/Commercial — 1.9%
D.R. Horton, Inc.	157,400	4,298,594
Lennar Corp., Class A	157,800	7,923,138
Toll Brothers, Inc.†	150,769	5,775,960

		17,997,692

Chemicals - Diversified — 1.3%
Celanese Corp., Series A	119,200	6,807,512
Huntsman Corp.	253,509	5,693,812

		12,501,324

Chemicals - Plastics — 0.7%
PolyOne Corp.	175,511	6,974,807

Chemicals - Specialty — 3.9%
Ashland, Inc.	22,400	2,858,688
Cabot Corp.	191,900	8,658,528
Chemtura Corp.†	125,000	3,281,250
Eastman Chemical Co.	106,000	7,892,760
H.B. Fuller Co.	82,000	3,665,400
Methanex Corp.	200,110	10,865,973

		37,222,599

Coal — 0.4%
CONSOL Energy, Inc.	130,000	4,186,000

Coatings/Paint — 0.2%
Valspar Corp.	23,058	1,997,976

Commercial Services - Finance — 1.4%
Equifax, Inc.	29,805	2,782,893
Global Payments, Inc.	12,453	1,143,933
H&R Block, Inc.	58,433	1,995,487
McGraw Hill Financial, Inc.	26,474	2,729,469
Moody’s Corp.	11,095	1,075,549
SEI Investments Co.	47,855	2,059,679
Total System Services, Inc.	34,600	1,321,720

		13,108,730

Computer Services — 0.4%
Amdocs, Ltd.	67,158	3,525,795

Computers - Integrated Systems — 0.2%
Brocade Communications Systems, Inc.	152,027	1,883,615

Computers - Memory Devices — 0.7%
Seagate Technology PLC	28,655	1,751,394
Western Digital Corp.	44,501	4,760,717

		6,512,111

Computers - Periphery Equipment — 0.3%
Synaptics, Inc.†	30,100	2,587,095

Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	162,100	4,824,096
Towers Watson & Co., Class A	22,998	3,024,237

		7,848,333

Consumer Products - Misc. — 0.2%
Samsonite International SA	703,500	2,226,840

Containers - Metal/Glass — 0.9%
Crown Holdings, Inc.†	66,228	3,510,084
Owens-Illinois, Inc.†	202,201	5,289,578

		8,799,662

58

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 1.9%
Graphic Packaging Holding Co.†	271,648	$4,099,168
Packaging Corp. of America	53,314	4,417,598
Sealed Air Corp.	106,500	5,019,345
Sonoco Products Co.	98,000	4,589,340

		18,125,451

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	140,200	6,914,664

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	35,981	2,431,956

Decision Support Software — 0.5%
MSCI, Inc.	77,400	4,342,914

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	10,846	809,112

Distribution/Wholesale — 2.4%
Ingram Micro, Inc., Class A†	215,500	5,325,005
Rexel SA	159,647	3,119,281
WESCO International, Inc.†	211,541	14,687,292

		23,131,578

Diversified Manufacturing Operations — 3.6%
Barnes Group, Inc.	222,678	8,911,573
Carlisle Cos., Inc.	62,183	5,787,372
Colfax Corp.†	17,000	895,560
Crane Co.	44,600	2,980,618
Dover Corp.	134,273	9,674,370
Harsco Corp.	208,000	3,429,920
Parker-Hannifin Corp.	26,288	3,225,275

		34,904,688

E-Commerce/Services — 0.3%
Expedia, Inc.	26,123	2,396,785
IAC/InterActiveCorp	11,667	786,589

		3,183,374

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	3,132,603

Electric - Generation — 0.1%
AES Corp.	108,122	1,402,342

Electric - Integrated — 3.3%
Alliant Energy Corp.	73,197	4,655,329
Ameren Corp.	27,698	1,174,672
American Electric Power Co., Inc.	49,433	2,846,352
Edison International	43,635	2,803,549
FirstEnergy Corp.	21,133	739,232
Great Plains Energy, Inc.	202,899	5,399,143
PG&E Corp.	20,086	1,079,221
Portland General Electric Co.	184,400	6,876,276
Westar Energy, Inc.	147,299	5,722,566

		31,296,340

Electronic Components - Misc. — 2.7%
Flextronics International, Ltd.†	899,297	10,953,437
Jabil Circuit, Inc.	380,705	8,364,089
Knowles Corp.†#	18,247	349,430
Plexus Corp.†	95,907	3,860,257
TE Connectivity, Ltd.	36,927	2,663,545

		26,190,758

Electronic Components - Semiconductors — 2.6%
Avago Technologies, Ltd.	24,245	3,094,147
Fairchild Semiconductor International, Inc.†	483,300	8,428,752
Microsemi Corp.†	305,667	9,854,704

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
ON Semiconductor Corp.†	236,194	$3,011,473
Skyworks Solutions, Inc.	7,500	658,125

		25,047,201

Electronic Parts Distribution — 1.6%
Arrow Electronics, Inc.†	204,183	12,651,179
Avnet, Inc.	51,783	2,372,179

		15,023,358

Electronic Security Devices — 0.1%
Tyco International PLC	28,200	1,190,604

Engineering/R&D Services — 0.1%
Fluor Corp.	18,417	1,068,186

Entertainment Software — 0.3%
Activision Blizzard, Inc.	143,298	3,341,709

Finance - Consumer Loans — 0.3%
Navient Corp.	77,591	1,660,448
SLM Corp.	91,456	866,088

		2,526,536

Finance - Credit Card — 0.3%
Discover Financial Services	40,563	2,473,532

Finance - Investment Banker/Broker — 1.5%
Charles Schwab Corp.	61,788	1,812,860
LPL Financial Holdings, Inc.#	103,700	4,651,982
Raymond James Financial, Inc.	62,356	3,562,398
TD Ameritrade Holding Corp.	132,642	4,810,926

		14,838,166

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food - Meat Products — 0.2%
Tyson Foods, Inc., Class A	35,195	1,453,905

Food - Misc./Diversified — 0.8%
Ebro Foods SA#	76,507	1,458,454
Ingredion, Inc.	73,600	6,050,656

		7,509,110

Gas - Distribution — 0.9%
UGI Corp.	242,016	8,226,124

Home Decoration Products — 1.4%
Newell Rubbermaid, Inc.	333,864	13,117,517

Human Resources — 0.9%
ManpowerGroup, Inc.	27,678	2,226,972
Robert Half International, Inc.	78,163	4,842,979
TrueBlue, Inc.†	79,500	1,829,295

		8,899,246

Identification Systems — 0.4%
Brady Corp., Class A	107,397	2,895,423
Checkpoint Systems, Inc.†	44,700	603,450

		3,498,873

Instruments - Controls — 1.5%
Honeywell International, Inc.	84,900	8,726,022
Sensata Technologies Holding NV†	110,300	5,927,522

		14,653,544

Insurance Brokers — 0.6%
Aon PLC	20,291	2,036,405
Marsh & McLennan Cos., Inc.	68,537	3,899,070

		5,935,475

59

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.3%
StanCorp Financial Group, Inc.	7,600	$502,816
Symetra Financial Corp.	44,333	1,001,039
Torchmark Corp.	45,989	2,448,914
Unum Group	246,933	8,287,072

		12,239,841

Insurance - Multi-line — 1.6%
Allstate Corp.	49,897	3,522,728
Loews Corp.	31,545	1,293,661
XL Group PLC	303,516	10,987,279

		15,803,668

Insurance - Property/Casualty — 1.1%
Alleghany Corp.†	5,406	2,554,551
Hanover Insurance Group, Inc.	101,700	7,143,408
W.R. Berkley Corp.	23,168	1,156,315

		10,854,274

Insurance - Reinsurance — 1.4%
Argo Group International Holdings, Ltd.	98,830	4,734,946
Reinsurance Group of America, Inc.	94,859	8,471,857

		13,206,803

Internet Content - Entertainment — 0.1%
NetEase, Inc. ADR	14,017	1,402,261

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	138,100	4,833,500

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	43,000	1,905,760
Terex Corp.	31,006	849,874

		2,755,634

Machinery - General Industrial — 0.2%
IDEX Corp.	18,000	1,390,680
Zebra Technologies Corp., Class A†	1,431	130,293

		1,520,973

Machinery - Pumps — 0.1%
Flowserve Corp.	12,956	804,956

Medical Instruments — 0.4%
Boston Scientific Corp.†	93,429	1,578,950
Bruker Corp.†	41,518	790,087
St. Jude Medical, Inc.	21,985	1,465,960

		3,834,997

Medical Labs & Testing Services — 0.4%
ICON PLC†	30,062	2,074,579
Laboratory Corp. of America Holdings†	13,142	1,616,860

		3,691,439

Medical Products — 0.6%
CareFusion Corp.†	47,519	2,854,941
Teleflex, Inc.	7,917	963,420
Zimmer Holdings, Inc.	15,727	1,893,374

		5,711,735

Medical - Drugs — 1.8%
Almirall SA†	540,151	8,172,246
Ono Pharmaceutical Co., Ltd.#	71,200	7,082,800
UCB SA	28,738	2,198,086

		17,453,132

Medical - HMO — 0.6%
WellCare Health Plans, Inc.†	65,500	5,948,055

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	7,765	$797,931
Cardinal Health, Inc.	27,147	2,388,665
McKesson Corp.	8,566	1,959,044

		5,145,640

Metal Processors & Fabrication — 0.4%
Timken Co.	100,046	4,249,954

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	16,432	1,044,582

Multimedia — 0.4%
Quebecor, Inc., Class B#	150,000	3,858,891

Office Supplies & Forms — 1.2%
ACCO Brands Corp.†	410,530	3,124,133
Avery Dennison Corp.	154,102	8,252,162

		11,376,295

Oil & Gas Drilling — 0.1%
Parsley Energy, Inc., Class A†	49,630	738,991

Oil Companies - Exploration & Production — 2.4%
Cobalt International Energy, Inc.†	403,265	4,129,434
Diamondback Energy, Inc.†	103,800	7,391,598
Energen Corp.	35,845	2,317,021
EQT Corp.	17,852	1,424,768
Kosmos Energy, Ltd.†	75,929	681,842
Newfield Exploration Co.†	33,927	1,120,609
QEP Resources, Inc.	231,830	4,979,708
Rice Energy, Inc.†	32,818	642,577

		22,687,557

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	75,600	3,325,644
Marathon Petroleum Corp.	25,676	2,695,980
Western Refining, Inc.	22,350	1,052,685

		7,074,309

Oil - Field Services — 0.9%
Frank’s International NV#	130,000	2,308,800
McDermott International, Inc.†#	110,000	275,000
Oil States International, Inc.†	47,000	2,043,560
Trican Well Service, Ltd.	299,500	1,049,364
Weatherford International PLC†	215,000	2,728,350

		8,405,074

Paper & Related Products — 0.2%
International Paper Co.	33,431	1,885,843

Pharmacy Services — 0.4%
Omnicare, Inc.	55,152	4,232,364

Pipelines — 0.2%
Boardwalk Pipeline Partners LP	125,000	2,050,000

Power Converter/Supply Equipment — 1.6%
Generac Holdings, Inc.†#	125,700	6,195,753
Hubbell, Inc., Class B	82,810	9,423,778

		15,619,531

Real Estate Investment Trusts — 5.8%
American Assets Trust, Inc.	157,692	6,468,526
Blackstone Mortgage Trust, Inc., Class A	203,800	5,891,858
Boston Properties, Inc.	28,532	3,920,582
Douglas Emmett, Inc.	36,634	1,057,624
Equity LifeStyle Properties, Inc.	148,300	7,988,921
Equity Residential	53,619	4,130,271
Essex Property Trust, Inc.	9,018	2,005,874

60

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	118,600	$7,801,508
Kilroy Realty Corp.	17,543	1,297,656
Kimco Realty Corp.	76,043	1,998,410
Macerich Co.	9,137	764,310
Plum Creek Timber Co., Inc.	30,900	1,342,296
Regency Centers Corp.	36,208	2,376,331
SL Green Realty Corp.	70,050	8,891,446

		55,935,613

Real Estate Operations & Development — 0.6%
Forest City Enterprises, Inc., Class A†	232,055	5,859,389

Recreational Vehicles — 0.2%
Brunswick Corp.	34,922	1,894,169

Retail - Apparel/Shoe — 1.7%
Ascena Retail Group, Inc.†	314,000	4,207,600
DSW, Inc., Class A	163,300	6,154,777
Express, Inc.†	185,000	2,556,700
Finish Line, Inc., Class A	83,000	2,031,840
Foot Locker, Inc.	25,175	1,414,080

		16,364,997

Retail - Drug Store — 0.1%
Rite Aid Corp.†	96,089	766,790

Retail - Home Furnishings — 0.3%
Pier 1 Imports, Inc.	230,000	2,773,800

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	47,890	3,051,551

Retirement/Aged Care — 0.9%
Brookdale Senior Living, Inc.†	224,773	8,431,235

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.	168,600	4,506,678

Savings & Loans/Thrifts — 0.2%
EverBank Financial Corp.	115,400	2,074,892

Semiconductor Components - Integrated Circuits — 0.9%
NXP Semiconductor NV†	100,911	8,566,839

Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	177,500	2,130,000
Teradyne, Inc.	263,500	5,090,820

		7,220,820

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	29,906	4,226,615

Steel - Producers — 0.8%
Carpenter Technology Corp.	99,300	4,206,348
Reliance Steel & Aluminum Co.	55,400	3,158,354

		7,364,702

Steel - Specialty — 0.5%
Allegheny Technologies, Inc.	135,000	4,544,100

Telecom Services — 0.8%
Qorvo, Inc.†	105,325	7,309,555

Telecommunication Equipment — 0.8%
ARRIS Group, Inc.†	221,400	6,504,732
Harris Corp.	15,357	1,192,932

		7,697,664

Television — 0.2%
CBS Corp., Class B	34,551	2,041,964

Security Description	Shares/ Principal Amount	Value (Note 2)

Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A	48,400	$1,663,992

Tobacco — 0.2%
Lorillard, Inc.	24,238	1,658,364

Tools - Hand Held — 0.9%
Stanley Black & Decker, Inc.	86,887	8,544,468

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	25,445	1,728,733

Total Long-Term Investment Securities
(cost $668,285,732)		901,353,810

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
SSgA Money Market Fund	2,322,035	2,322,035
State Street Navigator Securities Lending Prime Portfolio(3)	10,896,406	10,896,406

Total Short-Term Investment Securities
(cost $13,218,441)		13,218,441

REPURCHASE AGREEMENTS — 5.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2015, to be repurchased 03/02/2015 in the amount of $3,659,000 and collateralized by $5,895,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,771,334.	$3,659,000	3,659,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2015, to be repurchased 03/02/2015 in the amount of $48,968,000 and collateralized by $51,590,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $49,952,018.	48,968,000	48,968,000

Total Repurchase Agreements
(cost $52,627,000)		52,627,000

TOTAL INVESTMENTS
(cost $734,131,173)(4)	101.0%	967,199,251
Liabilities in excess of other assets	(1.0)	(9,280,616)

NET ASSETS —	100.0%	$957,918,635

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(3)	At February 28, 2015, the Fund had loaned securities with a total value of $10,394,658. This was secured by collateral of $10,896,406, which was received in cash and subsequently invested in short-term investments currently valued at $10,896,406 as reported in the Portfolio of Investments.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Other Services	$—	$—	$8,414	$8,414
Other Industries	901,345,396	—	—	901,345,396
Short-Term Investment Securities	13,218,441	—	—	13,218,441
Repurchase Agreements	—	52,627,000	—	52,627,000

Total Investments at Value	$914,563,837	$52,627,000	$8,414	$967,199,251

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

62

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	41.0%
Domestic Equity Investment Companies	34.8
International Equity Investment Companies	18.2
Real Estate Investment Companies	5.5
International Fixed Income Investment Companies	0.5

100.0%

*	Calculated as a percentage of net assets

63

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 34.8%
VALIC Co. I Blue Chip Growth Fund	1,803,588	$32,157,965
VALIC Co. I Dividend Value Fund	773,716	10,197,577
VALIC Co. I Mid Cap Index Fund	1,025,124	28,805,997
VALIC Co. I Mid Cap Strategic Growth Fund	543,460	8,380,157
VALIC Co. I Nasdaq-100 Index Fund	2,074,679	21,140,976
VALIC Co. I Science & Technology Fund	649,531	16,881,319
VALIC Co. I Small Cap Index Fund	1,067,059	22,344,207
VALIC Co. I Small Cap Special Values Fund	684,576	9,344,461
VALIC Co. I Stock Index Fund	1,085,079	39,486,037
VALIC Co. I Value Fund	109,067	1,666,539
VALIC Co. II Capital Appreciation Fund	1,106,053	18,725,485
VALIC Co. II Large Cap Value Fund	424,569	7,816,309
VALIC Co. II Mid Cap Growth Fund	911,544	9,762,635
VALIC Co. II Mid Cap Value Fund	1,550,188	39,793,327
VALIC Co. II Small Cap Growth Fund	494,354	8,735,239
VALIC Co. II Small Cap Value Fund	864,729	14,838,753

Total Domestic Equity Investment Companies
(cost $233,140,343)		290,076,983

Domestic Fixed Income Investment Companies — 41.0%
VALIC Co. I Capital Conservation Fund	3,175,423	31,563,705
VALIC Co. I Government Securities Fund	1,870,439	20,238,150
VALIC Co. I Inflation Protected Fund	2,030,087	22,290,359
VALIC Co. II Core Bond Fund	13,363,211	150,870,648
VALIC Co. II High Yield Bond Fund	4,588,009	36,520,555
VALIC Co. II Strategic Bond Fund	6,878,981	80,828,021

Total Domestic Fixed Income Investment Companies
(cost $335,796,048)		342,311,438

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 18.2%
VALIC Co. I Emerging Economies Fund	1,784,359	$13,632,505
VALIC Co. I Foreign Value Fund	3,201,974	32,147,822
VALIC Co. I International Equities Index Fund	9,140,570	63,709,774
VALIC Co. I International Growth Fund	2,395,665	33,179,960
VALIC Co. II International Opportunities Fund	603,830	9,226,529

Total International Equity Investment Companies
(cost $152,767,579)		151,896,590

International Fixed Income Investment Companies — 0.5%
VALIC Co. I International Government Bond Fund
(cost $3,992,403)	335,143	3,807,224

Real Estate Investment Companies — 5.5%
VALIC Co. I Global Real Estate Fund
(cost $44,341,057)	5,250,659	46,153,290

TOTAL INVESTMENTS
(cost $770,037,430)(2)	100.0%	834,245,525
Other assets less liabilities	0.0	47,157

NET ASSETS —	100.0%	$834,292,682

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$834,245,525	$—	$—	$834,245,525

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

64

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2015 — (unaudited)

Industry Allocation*

U.S. Government Agencies	49.8%
Commercial Banks	15.5
Diversified Banking Institutions	8.9
U.S. Government Treasuries	8.8
Banks — Super Regional	8.6
Banks — Fiduciary	2.2
Repurchase Agreement	2.1
Finance Investment Banker/Broker	1.9
Money Center Banks	1.9
Diversified Financial Services	0.3

100.0%

Weighted Average Days to Maturity	41.9

Credit Quality@#

Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

65

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.9%
Certificates of Deposit — 24.1%
Credit Agricole Corporate and Investment Bank NY FRS 0.30% due 08/25/2015	$3,250,000	$3,250,000
Deutsche Bank AG NY FRS 0.56% due 03/27/2015	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.22% due 03/25/2015	3,500,000	3,500,000
Nordea Bank Finland PLC NY FRS 0.42% due 01/29/2016	3,300,000	3,304,377
Rabobank Nederland NV NY FRS 0.27% due 10/20/2015	3,600,000	3,600,000
Rabobank Nederland NV NY FRS 0.33% due 08/12/2015	3,500,000	3,500,537
Royal Bank of Canada NY FRS 0.26% due 12/03/2015	3,500,000	3,500,000
Royal Bank of Canada NY FRS 0.38% due 10/04/2018(3)	3,800,000	3,800,000
Svenska Handelsbanken NY 0.22% due 03/11/2015	3,400,000	3,400,005
UBS AG Stamford CT FRS 0.26% due 07/23/2015	3,250,000	3,250,000
Wells Fargo Bank NA FRS 0.25% due 09/01/2015	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $38,854,919)		38,854,919

Commercial Paper — 8.3%
BNP Paribas Finance, Inc. 0.09% due 03/06/2015	3,000,000	2,999,963
Credit Agricole Corporate and Investment Bank NY 0.13% due 03/02/2015	3,800,000	3,799,986
State Street Corp. 0.19% due 03/24/2015	3,600,000	3,599,563
UBS Finance Delaware LLC 0.28% due 07/21/2015	3,000,000	2,996,746

Total Commercial Paper
(amortized cost $13,396,258)		13,396,258

U.S. Corporate Bonds & Notes — 6.9%
General Electric Capital Corp. FRS 0.85% due 01/08/2016	500,000	502,384
JPMorgan Chase Bank NA FRS 0.36% due 03/07/2019(3)	2,700,000	2,700,000
JPMorgan Chase Bank NA FRS 0.50% due 07/30/2015	3,450,000	3,453,348
Royal Bank of Canada 0.80% due 10/30/2015	400,000	400,970
Wells Fargo Bank NA FRS 0.54% due 07/20/2015	4,000,000	4,004,255

Total U.S. Corporate Bonds & Notes
(amortized cost $11,060,957)		11,060,957

U.S. Government Agencies — 49.8%
Federal Farm Credit Bank
0.14% due 07/01/2015	3,750,000	3,748,221
0.16% due 10/05/2015	1,500,000	1,498,547
Federal Farm Credit Bank FRS
0.08% due 03/09/2015	2,750,000	2,749,993
0.12% due 03/30/2015	2,800,000	2,799,989
0.20% due 08/03/2015	2,200,000	2,200,376
0.23% due 03/16/2015	3,000,000	3,000,189
Federal Home Loan Bank
0.05% due 03/02/2015	1,750,000	1,749,998
0.05% due 03/11/2015	3,500,000	3,499,951
0.05% due 03/18/2015	4,000,000	3,999,905
0.05% due 04/01/2015	5,000,000	4,999,785

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.05% due 04/02/2015	$2,500,000	$2,499,900
0.06% due 04/06/2015	3,000,000	2,999,820
0.07% due 03/17/2015	3,250,000	3,249,899
0.07% due 03/23/2015	7,000,000	6,999,701
0.08% due 04/13/2015	2,000,000	1,999,821
0.10% due 03/27/2015	3,250,000	3,249,765
0.10% due 05/22/2015	2,800,000	2,799,362
0.12% due 03/25/2015	1,750,000	1,749,860
0.12% due 04/10/2015	1,500,000	1,499,800
0.14% due 09/08/2015	1,750,000	1,748,700
0.17% due 07/31/2015	1,250,000	1,249,103
0.19% due 03/04/2015	1,500,000	1,499,977
0.19% due 12/08/2015	1,500,000	1,497,826
0.29% due 02/02/2016	2,750,000	2,742,512
Federal Home Loan Bank FRS
0.14% due 06/18/2015	4,100,000	4,100,000
0.14% due 08/10/2015	3,000,000	3,000,209
0.22% due 10/07/2015	750,000	750,229
Federal Home Loan Mtg. Corp. 0.10% due 04/24/2015	3,250,000	3,249,537
Federal Home Loan Mtg. Corp. FRS 0.15% due 10/16/2015	3,100,000	3,101,007

Total U.S. Government Agencies
(amortized cost $80,233,982)		80,233,982

U.S. Government Treasuries — 8.8%
United States Treasury Bills
0.01% due 03/05/2015	9,250,000	9,249,990
0.01% due 03/12/2015	3,000,000	2,999,991
United States Treasury Notes 1.25% due 08/31/2015	2,000,000	2,011,674

Total U.S. Government Treasuries
(amortized cost $14,261,655)		14,261,655

Total Short-Term Investment Securities — 97.9%
(amortized cost $157,807,771)		157,807,771

REPURCHASE AGREEMENT — 2.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,420,000)	3,420,000	3,420,000

TOTAL INVESTMENTS
(amortized cost $161,227,771)(2)	100.0%	161,227,771
Other assets less liabilities	0.0	19,066

NET ASSETS —	100.0%	$161,246,837

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates are the original maturity dates.

66

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$157,807,771	$—	$157,807,771
Repurchase Agreement	—	3,420,000	—	3,420,000

Total Investments at Value	$—	$161,227,771	$—	$161,227,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocationn*

Registered Investment Companies	21.7%
Medical — Biomedical/Gene	8.2
Applications Software	4.4
Electronic Components — Semiconductors	3.8
Medical — Drugs	3.8
Enterprise Software/Service	3.7
Retail — Automobile	3.0
Building & Construction Products — Misc.	3.0
Retail — Apparel/Shoe	2.8
Distribution/Wholesale	2.6
Machinery — General Industrial	2.3
Lighting Products & Systems	2.1
Banks — Commercial	2.1
Computer Software	1.9
Medical — Hospitals	1.9
Instruments — Scientific	1.9
E-Commerce/Services	1.8
Networking Products	1.7
Medical Products	1.6
Computer Services	1.6
Time Deposits	1.6
Wireless Equipment	1.5
Investment Management/Advisor Services	1.4
Commercial Services	1.4
Medical Imaging Systems	1.3
Savings & Loans/Thrifts	1.3
Medical — HMO	1.3
Healthcare Safety Devices	1.3
Footwear & Related Apparel	1.3
Oil Field Machinery & Equipment	1.2
Transport — Truck	1.2
Retail — Misc./Diversified	1.1
Aerospace/Defense — Equipment	1.1
Therapeutics	1.1
Diversified Manufacturing Operations	1.1
Airlines	1.0
Transport — Services	1.0
Telecom Services	1.0
Diagnostic Equipment	1.0
Retail — Pet Food & Supplies	1.0
Computers — Memory Devices	1.0
Real Estate Investment Trusts	1.0
Patient Monitoring Equipment	1.0
Building Products — Cement	0.9
Educational Software	0.9
Advanced Materials	0.9
Oil Refining & Marketing	0.8
Telecom Equipment — Fiber Optics	0.8
Drug Delivery Systems	0.8
Electronics — Military	0.8
Internet Telephone	0.8
MRI/Medical Diagnostic Imaging	0.8
Retail — Vitamins & Nutrition Supplements	0.7
Data Processing/Management	0.7
Insurance — Property/Casualty	0.7
E-Marketing/Info	0.7
Building Products — Doors & Windows	0.7
Oil Companies — Exploration & Production	0.6
Investment Companies	0.6
Real Estate Management/Services	0.6
Machinery — Pumps	0.6
Building — Residential/Commercial	0.5
Diversified Operations	0.5
Casino Hotels	0.5
Internet Incubators	0.4
Internet Connectivity Services	0.4
Food — Misc./Diversified	0.4
Semiconductor Equipment	0.4
Diversified Financial Services	0.4

Resorts/Theme Parks	0.4%
Retail — Discount	0.4
Home Furnishings	0.4
Casino Services	0.4
Research & Development	0.3
Medical Labs & Testing Services	0.3

122.2%

*	Calculated as a percentage of net assets

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Advanced Materials — 0.9%
Hexcel Corp.	21,009	$999,608

Aerospace/Defense - Equipment — 1.1%
HEICO Corp.	21,752	1,289,024

Airlines — 1.0%
Spirit Airlines, Inc.†	15,712	1,222,079

Applications Software — 4.4%
Dealertrack Technologies, Inc.†	30,324	1,205,985
Demandware, Inc.†	20,306	1,283,136
HubSpot, Inc.†#	13,818	567,782
Imperva, Inc.†	21,645	997,834
Tableau Software, Inc., Class A†	10,754	1,010,984

		5,065,721

Banks - Commercial — 2.1%
PrivateBancorp, Inc.	16,760	582,075
Signature Bank†	8,208	1,012,456
Texas Capital Bancshares, Inc.†	18,016	836,483

		2,431,014

Building & Construction Products - Misc. — 3.0%
Caesarstone Sdot-Yam, Ltd.	2,000	130,820
Fortune Brands Home & Security, Inc.	29,287	1,356,574
Trex Co., Inc.†	39,962	2,012,087

		3,499,481

Building Products - Cement — 0.9%
Eagle Materials, Inc.	13,730	1,077,805

Building Products - Doors & Windows — 0.7%
Masonite International Corp.†	12,427	762,272

Building - Residential/Commercial — 0.5%
TRI Pointe Homes, Inc.†	39,575	628,451

Casino Hotels — 0.5%
Boyd Gaming Corp.†	38,475	531,340

Casino Services — 0.4%
Scientific Games Corp., Class A†#	30,352	410,056

Commercial Services — 1.4%
CoStar Group, Inc.†	7,949	1,583,123

Computer Services — 1.6%
Barracuda Networks, Inc.†	19,220	732,090
Fleetmatics Group PLC†	26,302	1,083,905

		1,815,995

Computer Software — 1.9%
Cornerstone OnDemand, Inc.†	27,459	877,727
Envestnet, Inc.†	23,831	1,284,014

		2,161,741

Computers - Memory Devices — 1.0%
Nimble Storage, Inc.†#	44,927	1,134,856

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	16,966	818,949

Diagnostic Equipment — 1.0%
GenMark Diagnostics, Inc.†	93,122	1,183,581

Distribution/Wholesale — 2.6%
H&E Equipment Services, Inc.	20,199	494,472
Pool Corp.	9,306	643,696
Watsco, Inc.	16,538	1,938,915

		3,077,083

Diversified Financial Services — 0.4%
On Deck Capital, Inc.†#	23,380	453,572

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	13,186	$1,227,221

Diversified Operations — 0.5%
Horizon Pharma, Inc.†	29,340	602,350

Drug Delivery Systems — 0.8%
Nektar Therapeutics†	48,910	639,254
Revance Therapeutics, Inc.†#	18,801	301,756

		941,010

E-Commerce/Services — 1.8%
Coupons.com, Inc.†#	56,948	555,243
RetailMeNot, Inc.†#	39,270	684,476
Wayfair, Inc., Class A†#	37,748	881,416

		2,121,135

E-Marketing/Info — 0.7%
Marketo, Inc.†#	29,136	814,351

Educational Software — 0.9%
2U, Inc.†#	57,186	1,056,797

Electronic Components - Semiconductors — 3.8%
Cavium, Inc.†	20,327	1,392,196
Inphi Corp.†	73,213	1,364,690
Monolithic Power Systems, Inc.	32,086	1,691,895

		4,448,781

Electronics - Military — 0.8%
M/A-COM Technology Solutions Holdings, Inc.†	27,510	927,637

Enterprise Software/Service — 3.7%
Guidewire Software, Inc.†	29,541	1,644,252
Proofpoint, Inc.†#	23,147	1,311,046
Veeva Systems, Inc., Class A†	43,601	1,345,963

		4,301,261

Food - Misc./Diversified — 0.4%
Diamond Foods, Inc.†	17,747	478,282

Footwear & Related Apparel — 1.3%
Wolverine World Wide, Inc.	48,650	1,486,744

Healthcare Safety Devices — 1.3%
Unilife Corp.†#	378,524	1,495,170

Home Furnishings — 0.4%
Norcraft Cos., Inc.†	20,298	418,342

Instruments - Scientific — 1.9%
FEI Co.	4,802	379,310
Fluidigm Corp.†#	40,166	1,775,337

		2,154,647

Insurance - Property/Casualty — 0.7%
AmTrust Financial Services, Inc.#	15,169	817,609

Internet Connectivity Services — 0.4%
Boingo Wireless, Inc.†#	66,882	486,901

Internet Incubators — 0.4%
HomeAway, Inc.†	15,755	488,326

Internet Telephone — 0.8%
RingCentral, Inc.†#	58,560	923,491

Investment Companies — 0.6%
PennantPark Investment Corp.#	78,336	744,975

Investment Management/Advisor Services — 1.4%
Financial Engines, Inc.#	40,633	1,637,510

Lighting Products & Systems — 2.1%
Acuity Brands, Inc.	15,703	2,488,611

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 2.3%
Middleby Corp.†	24,972	$2,662,265

Machinery - Pumps — 0.6%
Graco, Inc.	8,998	681,868

Medical Imaging Systems — 1.3%
Novadaq Technologies, Inc.†#	94,796	1,568,874

Medical Labs & Testing Services — 0.3%
Invitae Corp.†	17,170	320,736

Medical Products — 1.6%
K2M Group Holdings, Inc.†	42,686	874,636
Syneron Medical, Ltd.†	80,517	950,101

		1,824,737

Medical - Biomedical/Gene — 8.2%
Acceleron Pharma, Inc.†#	17,098	694,692
Aegerion Pharmaceuticals, Inc.†#	13,876	377,427
Avalanche Biotechnologies, Inc.†	11,186	404,709
Bellicum Pharmaceuticals, Inc.†	12,473	289,623
Coherus Biosciences, Inc.†	28,127	888,532
Exact Sciences Corp.†#	27,329	614,083
Halozyme Therapeutics, Inc.†#	42,968	647,528
Insmed, Inc.†	45,338	840,567
Intrexon Corp.†#	18,957	778,374
Isis Pharmaceuticals, Inc.†	10,621	728,176
Kite Pharma, Inc.†#	11,472	750,728
Puma Biotechnology, Inc.†	4,147	883,352
Sage Therapeutics, Inc.†#	13,550	588,748
Synageva BioPharma Corp.†#	5,803	572,930
Versartis, Inc.†	21,066	417,317

		9,476,786

Medical - Drugs — 3.8%
ACADIA Pharmaceuticals, Inc.†	27,788	1,055,110
Chimerix, Inc.†#	18,812	761,510
Ignyta, Inc.†	42,372	361,857
Keryx Biopharmaceuticals, Inc.†#	46,075	560,272
Receptos, Inc.†	7,903	1,000,836
Sagent Pharmaceuticals, Inc.†	23,963	651,314

		4,390,899

Medical - HMO — 1.3%
WellCare Health Plans, Inc.†	17,057	1,548,946

Medical - Hospitals — 1.9%
Acadia Healthcare Co., Inc.†	34,100	2,156,143

MRI/Medical Diagnostic Imaging — 0.8%
Surgical Care Affiliates, Inc.†	27,226	884,300

Networking Products — 1.7%
Fortinet, Inc.†	37,057	1,245,486
Palo Alto Networks, Inc.†	4,792	681,518

		1,927,004

Oil Companies - Exploration & Production — 0.6%
Eclipse Resources Corp†#	28,720	205,922
Laredo Petroleum, Inc.†#	45,479	542,565

		748,487

Oil Field Machinery & Equipment — 1.2%
Dril-Quip, Inc.†	11,126	808,415
Forum Energy Technologies, Inc.†	32,648	637,616

		1,446,031

Oil Refining & Marketing — 0.8%
Delek US Holdings, Inc.	26,526	988,889

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	35,705	$1,132,920

Real Estate Investment Trusts — 1.0%
EastGroup Properties, Inc.	8,531	537,453
Highwoods Properties, Inc.	13,066	595,940

		1,133,393

Real Estate Management/Services — 0.6%
RE/MAX Holdings, Inc., Class A	21,631	708,632

Research & Development — 0.3%
Arrowhead Research Corp.†#	49,890	375,672

Resort/Theme Parks — 0.4%
Vail Resorts, Inc.	5,000	439,050

Retail - Apparel/Shoe — 2.8%
Kate Spade & Co.†	33,610	1,157,865
Men’s Wearhouse, Inc.	26,233	1,316,634
Vera Bradley, Inc.†	37,976	759,140

		3,233,639

Retail - Automobile — 3.0%
Lithia Motors, Inc., Class A	17,276	1,631,891
Penske Automotive Group, Inc.	17,712	873,733
Rush Enterprises, Inc., Class A†	35,729	997,911

		3,503,535

Retail - Discount — 0.4%
Tuesday Morning Corp.†	22,458	426,253

Retail - Misc./Diversified — 1.1%
Container Store Group, Inc.†#	46,896	863,825
Five Below, Inc.†	14,852	471,328

		1,335,153

Retail - Pet Food & Supplies — 1.0%
Freshpet, Inc.†#	64,140	1,182,100

Retail - Vitamins & Nutrition Supplements — 0.7%
Vitamin Shoppe, Inc.†	19,906	844,014

Savings & Loans/Thrifts — 1.3%
BofI Holding, Inc.†#	17,713	1,565,829

Semiconductor Equipment — 0.4%
MKS Instruments, Inc.	13,090	462,862

Telecom Equipment - Fiber Optics — 0.8%
Ciena Corp.†	46,538	973,575

Telecom Services — 1.0%
Qorvo, Inc.†	17,112	1,187,573

Therapeutics — 1.1%
Nevro Corp.†	9,853	412,151
Portola Pharmaceuticals, Inc.†	22,852	870,204

		1,282,355

Transport - Services — 1.0%
XPO Logistics, Inc.†#	27,279	1,204,368

Transport - Truck — 1.2%
Old Dominion Freight Line, Inc.†	17,350	1,355,382

Wireless Equipment — 1.5%
Aruba Networks, Inc.†	41,951	1,040,804
Ruckus Wireless, Inc.†	57,442	727,216

		1,768,020

Total Long-Term Investment Securities
(cost $92,683,653)		114,947,192

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 23.3%
Registered Investment Companies — 21.7%
State Street Navigator Securities Lending Prime Portfolio(1)	25,232,616	$25,232,616

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$1,784,000	1,784,000

Total Short-Term Investment Securities
(cost $27,016,616)		27,016,616

TOTAL INVESTMENTS
(cost $119,700,269)(2)	122.2%	141,963,808
Liabilities in excess of other assets	(22.2)	(25,753,817)

NET ASSETS —	100.0%	$116,209,991

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $24,103,766. This was secured by collateral of $25,232,616, which was received in cash and subsequently invested in short-term investments currently valued at $25,232,616 as reported in the Portfolio of Investments. Additional collateral of $2,526 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	$25
United States Treasury Notes/Bonds	zero coupon to 8.13%	03/31/2015 to 05/15/2044	2,501

(2)	See Note 5 for cast of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$114,947,192	$—	$—	$114,947,192
Short-Term Investment Securities:
Registered Investment Companies	25,232,616	—	—	25,232,616
Time Deposits	—	1,784,000	—	1,784,000

Total Investments at Value	$140,179,808	$1,784,000	$—	$141,963,808

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

71

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	11.9%
Real Estate Investment Trusts	11.2
Registered Investment Companies	7.7
Repurchase Agreement	3.3
Human Resources	3.2
Oil Companies — Exploration & Production	2.6
Electric — Integrated	2.6
Retail — Apparel/Shoe	2.5
Machinery — General Industrial	2.0
Finance — Consumer Loans	1.8
Distribution/Wholesale	1.6
Medical Instruments	1.6
Insurance — Reinsurance	1.5
Insurance — Life/Health	1.5
Engineering/R&D Services	1.5
Auction Houses/Art Dealers	1.5
Medical — Biomedical/Gene	1.3
Transport — Truck	1.3
Resorts/Theme Parks	1.3
Electronic Components — Misc.	1.2
Diversified Manufacturing Operations	1.2
Oil — Field Services	1.2
Commercial Services — Finance	1.1
Gas — Distribution	1.1
Telecom Services	1.1
Finance — Mortgage Loan/Banker	1.0
Computer Software	0.8
Savings & Loans/Thrifts	0.8
Computer Services	0.8
Beverages — Wine/Spirits	0.7
Food — Dairy Products	0.7
Real Estate Operations & Development	0.7
Food — Baking	0.7
Containers — Paper/Plastic	0.7
Paper & Related Products	0.7
Auto/Truck Parts & Equipment — Original	0.6
Investment Management/Advisor Services	0.6
Medical Sterilization Products	0.6
Enterprise Software/Service	0.6
Containers — Metal/Glass	0.6
Computers — Memory Devices	0.6
Food — Misc./Diversified	0.6
Finance — Investment Banker/Broker	0.6
Office Furnishings — Original	0.6
Real Estate Management/Services	0.6
Retail — Office Supplies	0.6
Retail — Drug Store	0.6
Environmental Consulting & Engineering	0.6
Retail — Regional Department Stores	0.6
Airlines	0.6
Aerospace/Defense — Equipment	0.6
Diversified Financial Services	0.6
Printing — Commercial	0.6
Food — Flour & Grain	0.5
Retail — Bookstores	0.5
Footwear & Related Apparel	0.5
Chemicals — Specialty	0.5
Consulting Services	0.5
Multimedia	0.5
Electronic Components — Semiconductors	0.5
Retail — Home Furnishings	0.5
Networking Products	0.5
Oil Field Machinery & Equipment	0.5
Medical — Drugs	0.4
Tobacco	0.4
Travel Services	0.4
Energy — Alternate Sources	0.4
Building — Residential/Commercial	0.4
Retail — Discount	0.4

Semiconductor Components — Integrated Circuits	0.4%
Insurance — Property/Casualty	0.4
Steel — Producers	0.4
Engines — Internal Combustion	0.4
Entertainment Software	0.4
Transport — Services	0.3
Medical — HMO	0.3
Office Supplies & Forms	0.3
Consumer Products — Misc.	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Retail — Hair Salons	0.3
Independent Power Producers	0.3
Chemicals — Diversified	0.3
Retail — Restaurants	0.3
Semiconductor Equipment	0.3
Therapeutics	0.3
Insurance — Multi-line	0.3
Medical — Outpatient/Home Medical	0.3
Housewares	0.3
Retail — Convenience Store	0.2
Lasers — System/Components	0.2
Building & Construction Products — Misc.	0.2
Schools	0.2
Internet Application Software	0.2
Telecom Equipment — Fiber Optics	0.2
Computers — Integrated Systems	0.2
Food — Wholesale/Distribution	0.2
E-Commerce/Services	0.2
Building — Maintenance & Services	0.2
Data Processing/Management	0.2
Telecommunication Equipment	0.2
Retail — Appliances	0.2
Textile — Apparel	0.2
Gambling (Non-Hotel)	0.2
Computer Aided Design	0.2
Electric — Generation	0.2
Machinery — Farming	0.2
Electric — Distribution	0.2
Machinery — Construction & Mining	0.2
Power Converter/Supply Equipment	0.2
Diagnostic Equipment	0.1
Home Furnishings	0.1
Coal	0.1
Web Portals/ISP	0.1
Athletic Equipment	0.1
Rubber/Plastic Products	0.1
Commercial Services	0.1
Water	0.1
Food — Retail	0.1
Auto — Truck Trailers	0.1
Steel Pipe & Tube	0.1
Building & Construction — Misc.	0.1
MRI/Medical Diagnostic Imaging	0.1
Radio	0.1
Industrial Automated/Robotic	0.1
Medical — Generic Drugs	0.1
Audio/Video Products	0.1
Publishing — Newspapers	0.1
Medical — Wholesale Drug Distribution	0.1
Security Services	0.1
Precious Metals	0.1
Oil Refining & Marketing	0.1
Transport — Equipment & Leasing	0.1
Finance — Leasing Companies	0.1

107.4%

*	Calculated as a percentage of net assets

72

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Aerospace/Defense - Equipment — 0.6%
AAR Corp.	107,500	$3,160,500

Airlines — 0.6%
Alaska Air Group, Inc.	32,400	2,062,260
SkyWest, Inc.	78,980	1,154,688

		3,216,948

Athletic Equipment — 0.1%
Nautilus, Inc.†	39,000	595,140

Auction Houses/Art Dealers — 1.5%
KAR Auction Services, Inc.	221,135	8,064,793

Audio/Video Products — 0.1%
Skullcandy, Inc.†	19,200	199,872
VOXX International Corp.†	16,700	143,620

		343,492

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	34,800	509,820

Auto/Truck Parts & Equipment - Original — 0.6%
Dana Holding Corp.	151,100	3,301,535
Fuel Systems Solutions, Inc.†	20,900	226,556
Spartan Motors, Inc.	12,500	62,250

		3,590,341

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	70,200	1,581,606

Banks - Commercial — 11.9%
1st Source Corp.	18,528	571,959
American National Bankshares, Inc.	1,200	27,108
BancFirst Corp.	13,340	792,129
BancorpSouth, Inc.	70,600	1,580,734
Bank of Hawaii Corp.#	30,880	1,860,829
Banner Corp.	11,600	506,456
BBCN Bancorp, Inc.	66,720	917,400
Bridge Capital Holdings†	3,600	77,400
Capital Bank Financial Corp., Class A†	43,800	1,162,890
Cascade Bancorp†	15,701	75,993
Cathay General Bancorp Class B	128,595	3,321,609
Central Pacific Financial Corp.	99,100	2,273,354
Century Bancorp, Inc., Class A	1,518	58,807
Chemical Financial Corp.	13,700	413,466
Citizens & Northern Corp.	3,600	69,300
City Holding Co.	27,300	1,259,895
CoBiz Financial, Inc.	18,500	208,865
Columbia Banking System, Inc.	10,273	289,493
Community Bank System, Inc.	25,580	908,602
Community Trust Bancorp, Inc.	23,118	754,572
Customers Bancorp, Inc.†	31,800	704,052
East West Bancorp, Inc.	2,873	114,776
Financial Institutions, Inc.	13,200	297,264
First BanCorp†	241,300	1,590,167
First Bancorp	5,700	100,206
First Busey Corp.	78,380	496,145
First Citizens BancShares, Inc., Class A	1,540	388,465
First Commonwealth Financial Corp.	240,400	2,038,592
First Community Bancshares, Inc.	8,800	141,504
First Financial Bancorp	25,498	444,430
First Financial Bankshares, Inc.#	14,260	374,610
First Interstate BancSystem, Inc. Class A	20,900	551,551
FirstMerit Corp.	247,400	4,490,310
FNB Corp.	87,940	1,128,270
Glacier Bancorp, Inc.	40,100	974,029
Great Southern Bancorp, Inc.	6,900	258,198
Guaranty Bancorp	4,900	74,627

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Hancock Holding Co.	190,326	$5,570,842
Heartland Financial USA, Inc.	10,240	314,470
Heritage Financial Corp.	4,639	74,781
Hudson Valley Holding Corp.	13,140	341,509
Lakeland Bancorp, Inc.	11,673	126,885
Lakeland Financial Corp.	5,280	206,131
MainSource Financial Group, Inc.	35,930	672,250
MB Financial, Inc.	22,620	705,518
Metro Bancorp, Inc.	11,200	283,024
National Penn Bancshares, Inc.	8,900	95,497
OFG Bancorp	106,400	1,856,680
Pacific Continental Corp.	14,800	201,132
PacWest Bancorp	29,400	1,347,549
Preferred Bank	3,300	88,935
Republic Bancorp, Inc., Class A	3,700	88,467
S&T Bancorp, Inc.	4,080	115,586
Sierra Bancorp	3,220	52,100
Simmons First National Corp., Class A	14,220	582,309
Southside Bancshares, Inc.#	3,221	92,475
Southwest Bancorp, Inc.	28,680	477,809
State Bank Financial Corp.	10,900	222,360
Stock Yards Bancorp, Inc.	2,400	79,680
Suffolk Bancorp	3,320	74,700
Susquehanna Bancshares, Inc.	67,800	909,198
TCF Financial Corp.	83,240	1,306,036
Tompkins Financial Corp.	7,448	386,924
Trustmark Corp.	27,200	626,960
UMB Financial Corp.#	35,360	1,822,454
Umpqua Holdings Corp.	326,269	5,396,489
Union Bankshares Corp.	79,619	1,741,268
Valley National Bancorp	14,316	137,434
Washington Trust Bancorp, Inc.	7,180	269,609
Webster Financial Corp.	21,100	728,583
WesBanco, Inc.	2,891	94,651
West Bancorporation, Inc.	7,880	138,058
Westamerica Bancorporation#	35,424	1,525,712
Wilshire Bancorp, Inc.	122,700	1,166,877
Zions Bancorporation	175,650	4,696,003

		65,915,002

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	9,700	155,491

Beverages - Wine/Spirits — 0.7%
Treasury Wine Estates, Ltd. ADR	998,160	4,142,364

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	78,580	1,151,983
Trex Co., Inc.†	3,856	194,149

		1,346,132

Building & Construction - Misc. — 0.1%
Comfort Systems USA, Inc.	26,500	495,550

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	26,600	209,342

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	33,100	1,029,079

Building - Residential/Commercial — 0.4%
Taylor Morrison Home Corp., Class A†	119,081	2,295,882

Casino Services — 0.0%
Scientific Games Corp., Class A†#	6,100	82,411

Chemicals - Diversified — 0.3%
Olin Corp.	52,900	1,483,316

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty — 0.5%
KMG Chemicals, Inc.	3,200	$69,344
Minerals Technologies, Inc.	37,560	2,750,519

		2,819,863

Coal — 0.1%
Cloud Peak Energy, Inc.†	83,400	691,386

Coffee — 0.0%
Farmer Bros. Co.†	4,500	109,035

Commercial Services — 0.1%
Performant Financial Corp.†	16,300	85,575
RPX Corp.†	30,900	450,522

		536,097

Commercial Services - Finance — 1.1%
EVERTEC, Inc.	258,254	5,384,596
Global Cash Access Holdings, Inc.†	11,520	81,907
MoneyGram International, Inc.†	76,100	646,470

		6,112,973

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	23,800	918,799

Computer Data Security — 0.0%
A10 Networks, Inc.†#	34,400	148,952
Varonis Systems, Inc.†#	2,700	83,403

		232,355

Computer Services — 0.8%
Engility Holdings, Inc.	40,800	1,472,880
Insight Enterprises, Inc.†	31,000	815,300
Sykes Enterprises, Inc.†	23,500	546,375
Unisys Corp.†	59,600	1,349,344

		4,183,899

Computer Software — 0.8%
Avid Technology, Inc.†	298,110	4,674,365

Computers - Integrated Systems — 0.2%
VeriFone Systems, Inc.†	32,920	1,158,455

Computers - Memory Devices — 0.6%
Quantum Corp.†	124,800	203,424
Spansion, Inc., Class A†#	89,800	3,239,984

		3,443,408

Consulting Services — 0.5%
FTI Consulting, Inc.†	74,100	2,732,067
Hackett Group, Inc.	9,900	87,219

		2,819,286

Consumer Products - Misc. — 0.3%
Central Garden and Pet Co., Class A†	108,660	1,051,829
CSS Industries, Inc.	20,100	580,890

		1,632,719

Containers - Metal/Glass — 0.6%
Silgan Holdings, Inc.	60,125	3,451,776

Containers - Paper/Plastic — 0.7%
Berry Plastics Group, Inc.†	55,760	1,913,126
Graphic Packaging Holding Co.	119,010	1,795,861

		3,708,987

Data Processing/Management — 0.2%
Fair Isaac Corp.	12,020	1,023,142

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†#	70,900	829,530

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.6%
Beacon Roofing Supply, Inc.†	94,580	$2,839,292
United Stationers, Inc.	151,478	6,118,196

		8,957,488

Diversified Financial Services — 0.6%
Ladder Capital Corp., Class A†	171,655	3,158,452

Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A	113,040	2,875,738
Federal Signal Corp.	37,700	621,673
Harsco Corp.	146,650	2,418,258
Tredegar Corp.	27,460	564,578

		6,480,247

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†#	8,800	141,240

E-Commerce/Services — 0.2%
Orbitz Worldwide, Inc.†#	89,100	1,031,778

E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	8,800	165,704

Electric Products - Misc. — 0.0%
GrafTech International, Ltd.†	11,200	43,680

Electric - Distribution — 0.2%
EnerNOC, Inc.†	65,300	880,897

Electric - Generation — 0.2%
Atlantic Power Corp.	309,600	897,840

Electric - Integrated — 2.6%
Avista Corp.	64,980	2,215,818
El Paso Electric Co.	56,100	2,121,702
NorthWestern Corp.	40,618	2,201,090
PNM Resources, Inc.	26,800	765,140
Portland General Electric Co.	107,000	3,990,030
Unitil Corp.	9,700	329,606
Westar Energy, Inc.	78,025	3,031,271

		14,654,657

Electronic Components - Misc. — 1.2%
Benchmark Electronics, Inc.†	72,121	1,691,959
Jabil Circuit, Inc.	165,945	3,645,811
Sanmina Corp.†	29,100	660,570
Stoneridge, Inc.†	38,873	448,983
Vishay Intertechnology, Inc.	26,700	380,208

		6,827,531

Electronic Components - Semiconductors — 0.5%
Amkor Technology, Inc.†	89,100	866,943
DSP Group, Inc.†	52,980	598,144
First Solar, Inc.†	19,400	1,159,053
IXYS Corp.	12,500	149,625

		2,773,765

Energy - Alternate Sources — 0.4%
Pacific Ethanol, Inc.†#	6,500	59,670
REX American Resources Corp.†	41,500	2,255,940

		2,315,610

Engineering/R&D Services — 1.5%
Argan, Inc.	47,400	1,537,182
EMCOR Group, Inc.	128,617	5,663,007
VSE Corp.	13,000	1,029,730

		8,229,919

Engines - Internal Combustion — 0.4%
Briggs & Stratton Corp.	102,100	2,127,764

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.6%
Benefitfocus, Inc.†#	17,300	$563,288
Informatica Corp.†	30,958	1,329,491
ManTech International Corp., Class A	22,000	728,200
MedAssets, Inc.†	47,700	916,317

		3,537,296

Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†	78,600	2,082,114

Environmental Consulting & Engineering — 0.6%
Tetra Tech, Inc.	127,075	3,231,517

Filtration/Separation Products — 0.0%
Polypore International, Inc.†	3,400	201,586

Finance - Consumer Loans — 1.8%
Encore Capital Group, Inc.†#	73,646	2,943,631
Nelnet, Inc., Class A	20,800	969,696
Ocwen Financial Corp.†#	452,510	3,683,431
World Acceptance Corp.†#	27,758	2,279,209

		9,875,967

Finance - Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	136,500	722,085
Investment Technology Group, Inc.†	87,000	1,959,240
Oppenheimer Holdings, Inc., Class A	10,600	223,660
Piper Jaffray Cos.†	8,960	490,560

		3,395,545

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	15,283	285,945

Finance - Mortgage Loan/Banker — 1.0%
Arlington Asset Investment Corp., Class A#	19,500	487,305
CoreLogic, Inc.†	151,902	5,064,413

		5,551,718

Food - Baking — 0.7%
Flowers Foods, Inc.	171,716	3,715,934

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	4,000	108,160

Food - Dairy Products — 0.7%
Dean Foods Co.#	253,583	4,087,758

Food - Flour & Grain — 0.5%
Post Holdings, Inc.†	59,145	2,926,495

Food - Misc./Diversified — 0.6%
J&J Snack Foods Corp.	23,215	2,349,126
John B. Sanfilippo & Son, Inc.	1,400	51,870
Pinnacle Foods, Inc.	28,500	1,034,550

		3,435,546

Food - Retail — 0.1%
Smart & Final Stores, Inc.†	34,200	515,052

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	19,500	686,595
SpartanNash Co.	15,900	422,145

		1,108,740

Footwear & Related Apparel — 0.5%
Iconix Brand Group, Inc.†	86,500	2,921,105

Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	75,180	937,495

Gas - Distribution — 1.1%
AGL Resources, Inc.	16,059	788,658
Chesapeake Utilities Corp.	5,800	273,760

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
Laclede Group, Inc.	48,600	$2,515,536
Northwest Natural Gas Co.	11,500	543,375
Piedmont Natural Gas Co., Inc.	8,560	319,288
Southwest Gas Corp.	28,340	1,622,748

		6,063,365

Home Furnishings — 0.1%
Leggett & Platt, Inc.	17,998	810,810

Housewares — 0.3%
Tupperware Brands Corp.	19,669	1,404,367

Human Resources — 3.2%
AMN Healthcare Services, Inc.†	320,074	7,220,869
Barrett Business Services, Inc.	44,434	1,655,167
Cross Country Healthcare, Inc.†	119,400	1,547,424
Korn/Ferry International†	73,915	2,261,799
Monster Worldwide, Inc.†	151,000	1,014,720
Resources Connection, Inc.	244,159	4,326,497

		18,026,476

Independent Power Producers — 0.3%
Dynegy, Inc.†	27,700	771,999
Ormat Technologies, Inc.#	21,900	746,790

		1,518,789

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	12,100	412,973

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	3,960	217,721

Insurance - Life/Health — 1.5%
American Equity Investment Life Holding Co.	72,298	2,059,770
CNO Financial Group, Inc.	179,620	2,920,621
Primerica, Inc.	20,500	1,081,170
StanCorp Financial Group, Inc.	12,058	797,758
Symetra Financial Corp.	59,700	1,348,026
Trupanion, Inc.†#	4,500	34,245

		8,241,590

Insurance - Multi-line — 0.3%
Horace Mann Educators Corp.	44,280	1,427,144

Insurance - Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	6,426	380,162
Global Indemnity PLC†	2,200	59,510
Hallmark Financial Services, Inc.†	13,800	155,664
Navigators Group, Inc.†	2,200	164,362
ProAssurance Corp.	33,080	1,488,269

		2,247,967

Insurance - Reinsurance — 1.5%
Argo Group International Holdings, Ltd.	23,228	1,112,853
Essent Group, Ltd.†	182,453	4,236,559
Platinum Underwriters Holdings, Ltd.	39,700	3,031,095

		8,380,507

Internet Application Software — 0.2%
Bazaarvoice, Inc.†	7,400	68,450
Intralinks Holdings, Inc.†	107,000	1,109,590

		1,178,040

Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	8,800	67,936
TeleCommunication Systems, Inc., Class A†	5,700	18,240

		86,176

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.6%
GAMCO Investors, Inc., Class A	6,500	$490,750
Janus Capital Group, Inc.	12,660	208,637
Virtus Investment Partners, Inc.	21,656	2,857,942

		3,557,329

Lasers - System/Components — 0.2%
Coherent, Inc.†	11,940	767,026
Newport Corp.†	29,222	583,271

		1,350,297

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	261	18,789

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	12,960	856,267

Machinery - Farming — 0.2%
AGCO Corp.	17,960	893,330

Machinery - General Industrial — 2.0%
Applied Industrial Technologies, Inc.	5,300	232,193
Babcock & Wilcox Co.	134,940	4,188,538
IDEX Corp.	43,904	3,392,023
Kadant, Inc.	24,800	1,097,152
Manitowoc Co., Inc.	101,809	2,253,033

		11,162,939

Medical Instruments — 1.6%
Integra LifeSciences Holdings Corp.†	71,555	4,294,016
NuVasive, Inc.†	16,850	770,887
SurModics, Inc.†	35,300	848,965
Thoratec Corp.†	74,400	3,029,568

		8,943,436

Medical Labs & Testing Services — 0.0%
Roka Bioscience, Inc.†	7,500	31,275

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	2,200	66,924

Medical Products — 0.0%
TriVascular Technologies, Inc.†#	1,586	16,272

Medical Sterilization Products — 0.6%
STERIS Corp.	55,110	3,555,697

Medical - Biomedical/Gene — 1.3%
Applied Genetic Technologies Corp.†	3,400	68,986
Ardelyx, Inc.†	11,700	184,216
Avalanche Biotechnologies, Inc.†	3,700	133,866
Bio-Rad Laboratories, Inc., Class A†	18,455	2,347,107
Charles River Laboratories International, Inc.†	35,965	2,757,437
Eleven Biotherapeutics, Inc.†	12,100	127,897
Epizyme, Inc.†#	6,100	143,472
Insmed, Inc.†	21,100	391,194
Karyopharm Therapeutics, Inc.†#	2,800	76,328
Kite Pharma, Inc.†#	5,200	340,288
MacroGenics, Inc.†	7,000	241,990
Sage Therapeutics, Inc.†	2,400	104,280
Ultragenyx Pharmaceutical, Inc.†#	5,700	309,339
Verastem, Inc.†#	17,200	127,968

		7,354,368

Medical - Drugs — 0.4%
Achaogen, Inc.†	2,900	32,393
Auspex Pharmaceuticals, Inc.†#	16,400	1,102,736
Dicerna Pharmaceuticals, Inc.†#	8,300	202,769
Immune Design Corp.†#	7,100	156,484
Radius Health, Inc.†#	19,100	814,615

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
ZS Pharma, Inc.†#	2,900	$143,463

		2,452,460

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†#	28,800	403,200

Medical - HMO — 0.3%
Centene Corp.†	23,700	1,456,602
Triple-S Management Corp., Class B†	21,200	399,620

		1,856,222

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	19,500	138,645

Medical - Outpatient/Home Medical — 0.3%
Amsurg Corp.†	13,295	799,030
LHC Group, Inc.†	18,200	615,160

		1,414,190

Medical - Wholesale Drug Distribution — 0.1%
VWR Corp.†#	12,600	309,330

Metal Processors & Fabrication — 0.0%
Ampco-Pittsburgh Corp.	1,100	20,625

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	3,000	71,730
Surgical Care Affiliates, Inc.†	12,900	418,992

		490,722

Multimedia — 0.5%
EW Scripps Co., Class A†	87,600	2,020,056
Journal Communications, Inc., Class A†	64,680	768,398

		2,788,454

Networking Products — 0.5%
Black Box Corp.	39,280	863,767
Polycom, Inc.†	129,100	1,784,162

		2,647,929

Office Furnishings - Original — 0.6%
Herman Miller, Inc.	68,700	2,127,639
HNI Corp.	22,220	1,133,220
Kimball International, Inc., Class B	13,900	132,745

		3,393,604

Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	217,500	1,655,175

Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	58,400	180,456

Oil Companies - Exploration & Production — 2.6%
Bill Barrett Corp.†#	154,600	1,552,184
Comstock Resources, Inc.#	51,100	265,720
Diamondback Energy, Inc.†	61,655	4,390,453
Laredo Petroleum, Inc.†#	189,510	2,260,854
Midstates Petroleum Co., Inc.†#	85,500	91,485
Oasis Petroleum, Inc.†#	214,201	3,069,500
RSP Permian, Inc.†	58,460	1,587,774
Stone Energy Corp.†	13,520	229,029
VAALCO Energy, Inc.†	177,700	860,068
W&T Offshore, Inc.#	52,100	311,037
Warren Resources, Inc.†	60,200	72,842

		14,690,946

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc.†	128,645	2,512,437

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)
Mitcham Industries, Inc.†	8,800	$55,528

		2,567,965

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	800	53,504
Alon USA Energy, Inc.	17,300	241,162

		294,666

Oil - Field Services — 1.2%
Exterran Holdings, Inc.	3,100	100,657
Helix Energy Solutions Group, Inc.†	269,115	4,155,135
Key Energy Services, Inc.†	9,200	18,860
Pioneer Energy Services Corp.†	126,340	672,129
SEACOR Holdings, Inc.†	21,100	1,529,961

		6,476,742

Paper & Related Products — 0.7%
Domtar Corp.	23,840	1,077,568
P.H. Glatfelter Co.	7,100	173,950
Resolute Forest Products, Inc.†	24,500	446,880
Schweitzer-Mauduit International, Inc.	41,100	1,924,302

		3,622,700

Poultry — 0.0%
Sanderson Farms, Inc.	1,000	85,210

Power Converter/Supply Equipment — 0.2%
SunPower Corp.†#	25,500	832,830

Precious Metals — 0.1%
Coeur Mining, Inc.†#	50,700	296,088

Printing - Commercial — 0.6%
ARC Document Solutions, Inc.†	128,300	1,085,418
Cenveo, Inc.†#	346,000	723,140
Ennis, Inc.	4,600	64,170
Quad/Graphics, Inc.	54,600	1,279,278

		3,152,006

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†#	53,000	159,530
McClatchy Co., Class A†	66,000	153,120

		312,650

Radio — 0.1%
Entercom Communications Corp., Class A†	34,140	388,513
Saga Communications, Inc., Class A	1,666	66,607

		455,120

Real Estate Investment Trusts — 11.2%
American Assets Trust, Inc.	4,300	176,386
Anworth Mtg. Asset Corp.	534,440	2,795,121
Apartment Investment & Management Co., Class A	37,079	1,397,137
Ashford Hospitality Prime, Inc.	24,696	401,804
Ashford Hospitality Trust, Inc.	123,480	1,315,062
Capstead Mtg. Corp.#	204,700	2,450,259
CBL & Associates Properties, Inc.	79,140	1,584,383
Chambers Street Properties	91,300	747,747
CoreSite Realty Corp.	62,900	2,983,976
CubeSmart	103,660	2,404,912
CYS Investments, Inc.	408,600	3,714,174
DCT Industrial Trust, Inc.	89,960	3,245,757
DiamondRock Hospitality Co.	60,034	869,292
Education Realty Trust, Inc.	16,466	577,298
EPR Properties	14,200	866,342
Equity Commonwealth†	100,479	2,657,670
FelCor Lodging Trust, Inc.	133,800	1,441,026

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	23,718	$504,719
First Potomac Realty Trust	92,000	1,099,400
Franklin Street Properties Corp.	30,500	385,215
Getty Realty Corp.	27,400	494,296
Gladstone Commercial Corp.	13,800	250,746
Government Properties Income Trust	64,600	1,510,994
Highwoods Properties, Inc.	11,000	501,710
Home Properties, Inc.	12,400	827,948
Hospitality Properties Trust	30,040	925,532
LaSalle Hotel Properties	14,978	582,944
LTC Properties, Inc.	18,620	831,011
Mid-America Apartment Communities, Inc.	2,677	194,002
New Residential Investment Corp.	166,237	2,511,841
Parkway Properties, Inc.	244,265	4,301,507
Pebblebrook Hotel Trust	24,200	1,175,636
Pennsylvania Real Estate Investment Trust	43,080	981,362
PennyMac Mortgage Investment Trust	170,705	3,659,915
Potlatch Corp.	57,400	2,291,982
PS Business Parks, Inc.	6,700	557,306
RAIT Financial Trust	178,100	1,312,597
Redwood Trust, Inc.	204,995	3,919,504
Saul Centers, Inc.	2,200	118,514
Strategic Hotels & Resorts, Inc.†	14,200	186,304
Sunstone Hotel Investors, Inc.	82,308	1,436,275
Taubman Centers, Inc.	2,600	188,084
Urstadt Biddle Properties, Inc., Class A	14,700	333,984
Washington Real Estate Investment Trust	55,500	1,572,870
WP GLIMCHER, Inc.	1,153	19,981

		62,304,525

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	20,547	3,313,204

Real Estate Operations & Development — 0.7%
Alexander & Baldwin, Inc.	38,600	1,560,598
Forestar Group, Inc.†	87,800	1,262,564
St. Joe Co.†#	67,800	1,151,922

		3,975,084

Resorts/Theme Parks — 1.3%
SeaWorld Entertainment, Inc.	243,970	4,571,998
Six Flags Entertainment Corp.	52,715	2,387,462

		6,959,460

Respiratory Products — 0.0%
Inogen, Inc.†	7,600	252,700

Retail - Apparel/Shoe — 2.5%
Abercrombie & Fitch Co., Class A#	91,125	2,254,433
ANN, Inc.†	51,380	1,845,056
Ascena Retail Group, Inc.†	202,865	2,718,391
Brown Shoe Co., Inc.	58,000	1,740,000
Children’s Place, Inc.	51,200	2,917,888
DSW, Inc., Class A	47,005	1,771,618
Guess?, Inc.	41,200	746,132

		13,993,518

Retail - Appliances — 0.2%
hhgregg, Inc.†#	154,200	986,880

Retail - Bookstores — 0.5%
Barnes & Noble, Inc.†	117,400	2,923,260

Retail - Convenience Store — 0.2%
Pantry, Inc.†	36,800	1,350,560

Retail - Discount — 0.4%
Big Lots, Inc.	47,690	2,275,290

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.6%
Rite Aid Corp.†	410,400	$3,274,992

Retail - Hair Salons — 0.3%
Regis Corp.†	97,200	1,559,088

Retail - Home Furnishings — 0.5%
Pier 1 Imports, Inc.	221,670	2,673,340

Retail - Office Supplies — 0.6%
Office Depot, Inc.†	353,475	3,312,061

Retail - Regional Department Stores — 0.6%
Bon-Ton Stores, Inc.#	30,200	167,610
Dillard’s, Inc., Class A	23,440	3,050,950

		3,218,560

Retail - Restaurants — 0.3%
Dave & Buster’s Entertainment, Inc.†#	10,900	340,080
Jack in the Box, Inc.	3,600	348,084
Ruth’s Hospitality Group, Inc.	51,472	785,463

		1,473,627

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	27,958	556,364

Savings & Loans/Thrifts — 0.8%
BankFinancial Corp.	4,600	54,832
Beneficial Bancorp., Inc.†	20,158	228,188
Charter Financial Corp.	61,100	706,316
First Financial Northwest, Inc.	8,616	103,478
Flushing Financial Corp.	34,500	675,510
Fox Chase Bancorp, Inc.	5,100	83,436
Kearny Financial Corp.†	2,700	35,856
Northfield Bancorp, Inc.	132,900	1,923,063
OceanFirst Financial Corp.	10,620	173,531
Territorial Bancorp, Inc.	3,000	64,560
United Financial Bancorp, Inc.	18,300	226,737
WSFS Financial Corp.	4,758	369,887

		4,645,394

Schools — 0.2%
K12, Inc.†	76,400	1,293,452

Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	6,800	298,996

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	11,164	58,499

Semiconductor Components - Integrated Circuits — 0.4%
Emulex Corp.†	254,800	2,025,660
Pericom Semiconductor Corp.	14,800	230,880

		2,256,540

Semiconductor Equipment — 0.3%
Photronics, Inc.†	57,600	478,656
Ultra Clean Holdings, Inc.†	23,800	196,588
Xcerra Corp.†	86,900	789,052

		1,464,296

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	55,540	508,746

Steel - Producers — 0.4%
Commercial Metals Co.	29,100	437,955
Schnitzer Steel Industries, Inc., Class A	7,400	116,180
Worthington Industries, Inc.	58,940	1,591,380

		2,145,515

Telecom Equipment - Fiber Optics — 0.2%
Harmonic, Inc.†	150,000	1,171,500

Security Description	Shares	Value (Note 2)

Telecom Services — 1.1%
EarthLink Holdings Corp.	117,200	$500,444
FairPoint Communications, Inc.†	21,800	368,638
NeuStar, Inc., Class A†#	61,300	1,625,676
Qorvo, Inc.†	26,875	1,865,125
Vonage Holdings Corp.†	343,800	1,560,852

		5,920,735

Telecommunication Equipment — 0.2%
Comtech Telecommunications Corp.	28,400	1,015,016

Textile - Apparel — 0.2%
Unifi, Inc.†	30,200	976,064

Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†#	9,500	1,019,160
Cara Therapeutics, Inc.†	14,300	146,575
Egalet Corp.†#	7,100	106,571
Zafgen, Inc.†#	4,900	189,385

		1,461,691

Tobacco — 0.4%
Alliance One International, Inc.†	35,400	33,630
Universal Corp.#	49,400	2,366,754

		2,400,384

Transport - Equipment & Leasing — 0.1%
AMERCO	900	294,138

Transport - Marine — 0.0%
Frontline, Ltd.†#	40,300	101,153
International Shipholding Corp.	10,978	153,692

		254,845

Transport - Services — 0.3%
Matson, Inc.	49,200	1,941,924

Transport - Truck — 1.3%
ArcBest Corp.	40,520	1,696,978
Celadon Group, Inc.	9,420	247,275
Landstar System, Inc.	50,465	3,543,652
P.A.M. Transportation Services, Inc.†	8,000	419,760
Quality Distribution, Inc.†	42,400	465,976
USA Truck, Inc.†	24,300	739,935

		7,113,576

Travel Services — 0.4%
Interval Leisure Group, Inc.	88,755	2,396,385

Water — 0.1%
California Water Service Group	20,960	533,013

Web Portals/ISP — 0.1%
Blucora, Inc.†	42,737	633,362

Total Long-Term Investment Securities
(cost $445,047,347)		534,715,196

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Registered Investment Companies — 7.7%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $42,722,473)	42,722,473	42,722,473

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/27/2015, to be repurchased 03/02/2015 in the amount of $18,346,000 and collateralized by $19,330,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $18,716,273.

(cost $18,346,000)	$18,346,000	$18,346,000

TOTAL INVESTMENTS
(cost $506,115,820)(3)	107.4%	595,783,669
Liabilities in excess of other assets	(7.4)	(40,921,182)

NET ASSETS —	100.0%	$554,862,487

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $40,493,282. This was secured by collateral of $42,722,473, which was received in cash and subsequently invested in short-term investments currently valued at $42,722,473 as reported in the Portfolio of Investments. Additional collateral of $29,718 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	04/02/2015 to 01/07/2016	$ 1,965
United States Treasury Notes/Bonds	zero coupon to 8.13%	03/31/2015 to 05/15/2044	27,753

(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

RSP—Risparmio Savings Shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)
19	Long	Russell 2000 E-Mini Index	March 2015	$6,535,578	$6,650,640	$115,062

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$534,715,196	$—	$—	$534,715,196
Short-Term Investment Securities	42,722,473	—	—	42,722,473
Repurchase Agreement	—	18,346,000	—	18,346,000

Total Investments at Value	$577,437,669	$18,346,000	$—	$595,783,669

Other Financial Instruments:+
Open Futures Contracts	$115,062	$—	$—	$115,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

79

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

U.S. Government Treasuries	8.3%
Medical — Drugs	5.5
Medical — Biomedical/Gene	3.3
Real Estate Investment Trusts	3.2
Web Portals/ISP	3.0
Banks — Super Regional	2.9
Applications Software	2.6
Diversified Manufacturing Operations	2.5
Multimedia	2.4
Electronic Components — Semiconductors	2.4
Cosmetics & Toiletries	2.2
Oil Companies — Exploration & Production	2.2
Retail — Restaurants	2.2
Cable/Satellite TV	1.8
Beverages — Non-alcoholic	1.8
Electric — Integrated	1.8
Insurance — Reinsurance	1.7
Finance — Credit Card	1.7
Insurance — Multi-line	1.7
Commercial Services — Finance	1.6
Pipelines	1.6
Food — Misc./Diversified	1.5
Medical — HMO	1.5
Retail — Building Products	1.5
Retail — Drug Store	1.3
E-Commerce/Products	1.3
Networking Products	1.1
Semiconductor Components — Integrated Circuits	1.1
Retail — Discount	1.1
Enterprise Software/Service	1.1
Transport — Rail	1.0
Computers — Memory Devices	1.0
Diversified Banking Institutions	0.9
Transport — Services	0.9
Investment Management/Advisor Services	0.9
Internet Content — Entertainment	0.9
Banks — Fiduciary	0.9
Medical — Wholesale Drug Distribution	0.8
Oil — Field Services	0.8
Gas — Distribution	0.8
Medical — Generic Drugs	0.8
Medical Instruments	0.8
Oil Refining & Marketing	0.8
Insurance — Life/Health	0.7
Auto/Truck Parts & Equipment — Original	0.7
Auto — Cars/Light Trucks	0.7
Chemicals — Specialty	0.7
Oil Companies — Integrated	0.6
Banks — Commercial	0.6
Food — Retail	0.5
Medical Products	0.5
Electronic Components — Misc.	0.5
Chemicals — Diversified	0.5
E-Commerce/Services	0.5
Registered Investment Companies	0.5
Computer Services	0.5
Machinery — Construction & Mining	0.5
Electric Products — Misc.	0.5
Finance — Other Services	0.5
Computers	0.5
Consumer Products — Misc.	0.5
Industrial Gases	0.4
Advertising Agencies	0.4
Data Processing/Management	0.4
Telephone — Integrated	0.4
Pharmacy Services	0.4
Instruments — Scientific	0.4
Repurchase Agreements	0.4
Non-Hazardous Waste Disposal	0.4

Athletic Footwear	0.4%
Semiconductor Equipment	0.3
Retail — Major Department Stores	0.3
Machinery — Farming	0.3
Auto — Heavy Duty Trucks	0.3
Food — Wholesale/Distribution	0.3
Office Automation & Equipment	0.3
Insurance — Property/Casualty	0.3
Agricultural Chemicals	0.2
Steel — Producers	0.2
Finance — Investment Banker/Broker	0.2
Oil Field Machinery & Equipment	0.2
Television	0.2
Paper & Related Products	0.2
Retail — Regional Department Stores	0.2
Retail — Apparel/Shoe	0.2
Agricultural Operations	0.2
Oil & Gas Drilling	0.2
Electronic Forms	0.2
Industrial Automated/Robotic	0.2
Airlines	0.2
Engines — Internal Combustion	0.2
Tools — Hand Held	0.2
Coatings/Paint	0.2
Hotels/Motels	0.2
Medical — Hospitals	0.1
Internet Security	0.1
Apparel Manufacturers	0.1
Distribution/Wholesale	0.1
Publishing — Periodicals	0.1
Machinery — General Industrial	0.1
Appliances	0.1
Home Decoration Products	0.1
Motorcycle/Motor Scooter	0.1
Insurance Brokers	0.1
Medical Information Systems	0.1
Electric — Generation	0.1
Entertainment Software	0.1
Telecom Services	0.1
Coffee	0.1
Retail — Office Supplies	0.1
Savings & Loans/Thrifts	0.1
Electronic Measurement Instruments	0.1
Vitamins & Nutrition Products	0.1
Wireless Equipment	0.1
Cruise Lines	0.1

100.4%

*	Calculated as a percentage of net assets

80

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.2%
Advertising Agencies — 0.4%
Alliance Data Systems Corp.†	3,656	$1,018,233
Interpublic Group of Cos., Inc.	11,187	249,470
Omnicom Group, Inc.	24,633	1,959,309

		3,227,012

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,091	640,327
Mosaic Co.	22,526	1,199,735

		1,840,062

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	32,508	1,556,483

Airlines — 0.2%
Delta Air Lines, Inc.	25,682	1,143,363
Southwest Airlines Co.	4,527	195,747

		1,339,110

Apparel Manufacturers — 0.1%
VF Corp.	13,594	1,042,116

Appliances — 0.1%
Whirlpool Corp.	3,989	845,469

Applications Software — 2.6%
Citrix Systems, Inc.†	3,262	207,708
Intuit, Inc.	17,618	1,720,045
Microsoft Corp.	364,735	15,993,630
Red Hat, Inc.†	1,201	83,013
salesforce.com, Inc.†	28,178	1,954,990

		19,959,386

Athletic Footwear — 0.4%
NIKE, Inc., Class B	27,825	2,702,364

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,955	269,770

Auto - Cars/Light Trucks — 0.7%
Ford Motor Co.	312,759	5,110,482

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	33,248	2,129,534

Auto/Truck Parts & Equipment - Original — 0.7%
BorgWarner, Inc.	17,069	1,049,061
Delphi Automotive PLC	27,131	2,139,008
Johnson Controls, Inc.	39,939	2,029,300

		5,217,369

Banks - Commercial — 0.6%
BB&T Corp.	59,772	2,274,324
M&T Bank Corp.	12,785	1,546,985
Regions Financial Corp.	68,393	657,257

		4,478,566

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	106,708	4,176,551
Northern Trust Corp.	17,266	1,205,685
State Street Corp.	15,931	1,186,063

		6,568,299

Banks - Super Regional — 2.9%
Capital One Financial Corp.	33,830	2,662,759
Comerica, Inc.	28,006	1,282,115
Fifth Third Bancorp	142,633	2,761,375
Huntington Bancshares, Inc.	39,229	429,165
KeyCorp	47,408	660,394
PNC Financial Services Group, Inc.	51,945	4,776,862

Security Description	Shares	Value (Note 2)

Banks - Super Regional (continued)
SunTrust Banks, Inc.	42,271	$1,733,111
US Bancorp	173,669	7,747,374

		22,053,155

Beverages - Non-alcoholic — 1.8%
Coca-Cola Enterprises, Inc.	16,421	758,650
Dr Pepper Snapple Group, Inc.	14,569	1,147,891
Monster Beverage Corp.†	4,947	698,121
PepsiCo, Inc.	109,000	10,788,820

		13,393,482

Building Products - Cement — 0.0%
Vulcan Materials Co.	1,758	145,914

Building Products - Wood — 0.0%
Masco Corp.	11,072	289,976

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	136,320	8,094,681
DIRECTV†	29,011	2,570,375
Time Warner Cable, Inc.	17,863	2,751,795

		13,416,851

Chemicals - Diversified — 0.5%
LyondellBasell Industries NV, Class A	15,767	1,354,543
PPG Industries, Inc.	10,627	2,501,383

		3,855,926

Chemicals - Specialty — 0.7%
Eastman Chemical Co.	17,929	1,334,993
Ecolab, Inc.	20,303	2,345,809
International Flavors & Fragrances, Inc.	7,388	900,819
Sigma-Aldrich Corp.	2,878	397,337

		4,978,958

Coatings/Paint — 0.2%
Sherwin-Williams Co.#	4,269	1,217,519

Coffee — 0.1%
Keurig Green Mountain, Inc.	4,190	534,560

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	40,424	3,591,268
H&R Block, Inc.	2,159	73,730
MasterCard, Inc., Class A	52,383	4,721,280
McGraw Hill Financial, Inc.	14,711	1,516,704
Moody’s Corp.	8,592	832,908
Western Union Co.	81,105	1,583,170

		12,319,060

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,534	291,264

Computer Services — 0.5%
Accenture PLC, Class A	26,453	2,381,564
Cognizant Technology Solutions Corp., Class A†	22,112	1,381,668

		3,763,232

Computer Software — 0.0%
Akamai Technologies, Inc.†	3,119	216,802

Computers — 0.5%
Hewlett-Packard Co.	97,819	3,408,014

Computers - Integrated Systems — 0.0%
Teradata Corp.†#	3,048	135,697

Computers - Memory Devices — 1.0%
EMC Corp.	140,693	4,071,655
NetApp, Inc.	6,441	248,945

81

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices (continued)
SanDisk Corp.	8,618	$688,837
Seagate Technology PLC	17,942	1,096,615
Western Digital Corp.	12,265	1,312,110

		7,418,162

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	30,956	3,394,635

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	82,835	5,866,375
Procter & Gamble Co.	128,578	10,945,845

		16,812,220

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,032	384,545

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	25,593	1,729,831
Fiserv, Inc.†	15,255	1,190,958
Paychex, Inc.	3,869	192,811

		3,113,600

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	3,319	247,597

Distribution/Wholesale — 0.1%
Fastenal Co.	13,827	574,512
WW Grainger, Inc.	1,817	430,465

		1,004,977

Diversified Banking Institutions — 0.9%
Goldman Sachs Group, Inc.	23,833	4,523,265
Morgan Stanley	70,495	2,523,016

		7,046,281

Diversified Manufacturing Operations — 2.5%
3M Co.	43,387	7,317,218
Danaher Corp.	56,274	4,911,595
Eaton Corp. PLC	38,241	2,715,493
Illinois Tool Works, Inc.	24,403	2,412,481
Parker-Hannifin Corp.	6,703	822,391
Pentair PLC	6,645	441,693

		18,620,871

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	16,792	6,383,647
eBay, Inc.†	58,082	3,363,528

		9,747,175

E-Commerce/Services — 0.5%
Expedia, Inc.	2,549	233,871
Netflix, Inc.†	2,018	958,368
Priceline Group, Inc.†	2,112	2,613,558

		3,805,797

Electric Products - Misc. — 0.5%
AMETEK, Inc.	2,977	158,198
Emerson Electric Co.	59,117	3,424,056

		3,582,254

Electric - Generation — 0.1%
AES Corp.	45,130	585,336

Electric - Integrated — 1.8%
CMS Energy Corp.	53,774	1,889,080
Consolidated Edison, Inc.	85,885	5,422,779
Eversource Energy	68,441	3,541,822
Integrys Energy Group, Inc.	1,994	149,012

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Pepco Holdings, Inc.	8,039	$218,178
TECO Energy, Inc.	18,674	366,571
Wisconsin Energy Corp.	32,903	1,677,395

		13,264,837

Electronic Components - Misc. — 0.5%
Corning, Inc.	69,260	1,689,944
Garmin, Ltd.#	14,125	701,024
TE Connectivity, Ltd.	21,684	1,564,067

		3,955,035

Electronic Components - Semiconductors — 2.4%
Altera Corp.	13,403	496,045
Avago Technologies, Ltd.	13,071	1,668,121
Broadcom Corp., Class A	28,853	1,305,021
Intel Corp.	247,594	8,232,501
Microchip Technology, Inc.#	6,860	351,712
Micron Technology, Inc.†	35,954	1,102,709
NVIDIA Corp.	13,687	301,936
Texas Instruments, Inc.	79,259	4,660,429

		18,118,474

Electronic Forms — 0.2%
Adobe Systems, Inc.†	19,423	1,536,359

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	10,045	423,999

Engines - Internal Combustion — 0.2%
Cummins, Inc.	9,332	1,327,290

Enterprise Software/Service — 1.1%
CA, Inc.	25,578	831,797
Oracle Corp.	163,870	7,180,783

		8,012,580

Entertainment Software — 0.1%
Electronic Arts, Inc.†	9,743	557,105

Finance - Credit Card — 1.7%
American Express Co.	52,930	4,318,559
Discover Financial Services	29,397	1,792,629
Visa, Inc., Class A	24,031	6,519,850

		12,631,038

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	57,600	1,689,984

Finance - Other Services — 0.5%
CME Group, Inc.	22,345	2,143,556
Intercontinental Exchange, Inc.	6,063	1,426,988

		3,570,544

Food - Misc./Diversified — 1.5%
Campbell Soup Co.	1,630	75,942
ConAgra Foods, Inc.	11,745	410,840
General Mills, Inc.	74,330	3,998,211
Kellogg Co.	9,028	582,125
Kraft Foods Group, Inc.	35,643	2,283,290
Mondelez International, Inc., Class A	110,512	4,081,761

		11,432,169

Food - Retail — 0.5%
Kroger Co.	48,208	3,429,999
Whole Foods Market, Inc.	12,231	690,929

		4,120,928

Food - Wholesale/Distribution — 0.3%
Sysco Corp.	54,107	2,109,632

82

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution — 0.8%
AGL Resources, Inc.	24,799	$1,217,879
CenterPoint Energy, Inc.	20,517	426,548
NiSource, Inc.	33,775	1,449,285
Sempra Energy	28,403	3,073,205

		6,166,917

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	20,343	799,277

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	6,343	527,103
Starwood Hotels & Resorts Worldwide, Inc.	8,163	655,734

		1,182,837

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	12,178	1,425,313

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	17,965	2,805,055
Airgas, Inc.	4,775	559,726

		3,364,781

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	22,837	2,968,810

Insurance Brokers — 0.1%
Aon PLC	977	98,052
Marsh & McLennan Cos., Inc.	9,413	535,505

		633,557

Insurance - Life/Health — 0.7%
Aflac, Inc.	32,461	2,020,697
Principal Financial Group, Inc.	10,581	541,430
Prudential Financial, Inc.	33,844	2,736,287

		5,298,414

Insurance - Multi-line — 1.7%
ACE, Ltd.	25,638	2,922,988
Allstate Corp.	34,396	2,428,358
Cincinnati Financial Corp.	5,522	291,341
Hartford Financial Services Group, Inc.	18,536	759,234
Loews Corp.	50,660	2,077,567
MetLife, Inc.	77,778	3,953,456
XL Group PLC	4,247	153,741

		12,586,685

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	18,609	1,999,351

Insurance - Reinsurance — 1.7%
Berkshire Hathaway, Inc., Class B†	85,985	12,675,049

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	84,451	6,669,096

Internet Security — 0.1%
Symantec Corp.	41,832	1,052,493

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	11,194	1,495,854
BlackRock, Inc.	8,976	3,333,866
Franklin Resources, Inc.	18,802	1,012,112
Invesco, Ltd.	12,537	504,865
T. Rowe Price Group, Inc.	6,880	568,288

		6,914,985

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	43,661	3,619,497

Security Description	Shares	Value (Note 2)

Machinery - Farming — 0.3%
Deere & Co.	27,579	$2,498,657

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	5,644	945,765

Medical Information Systems — 0.1%
Cerner Corp.†	8,748	630,381

Medical Instruments — 0.8%
Boston Scientific Corp.†	8,913	150,630
Edwards Lifesciences Corp.†	1,933	257,128
Intuitive Surgical, Inc.†	815	407,500
Medtronic PLC	58,906	4,570,516
St. Jude Medical, Inc.	5,732	382,210

		5,767,984

Medical Products — 0.5%
Baxter International, Inc.	29,277	2,024,504
Becton Dickinson and Co.	6,682	980,383
Stryker Corp.	11,481	1,087,825

		4,092,712

Medical - Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	8,005	1,443,862
Amgen, Inc.	40,721	6,422,516
Biogen Idec, Inc.†	9,831	4,026,679
Celgene Corp.†	34,395	4,180,024
Gilead Sciences, Inc.†	63,126	6,535,435
Regeneron Pharmaceuticals, Inc.†	3,165	1,309,804
Vertex Pharmaceuticals, Inc.†	8,584	1,025,187

		24,943,507

Medical - Drugs — 5.5%
Abbott Laboratories	127,372	6,033,612
AbbVie, Inc.	157,346	9,519,433
Allergan, Inc.	11,072	2,576,897
Bristol-Myers Squibb Co.	81,293	4,952,370
Endo International PLC†#	5,841	499,990
Johnson & Johnson	161,836	16,589,808
Zoetis, Inc.	30,483	1,404,961

		41,577,071

Medical - Generic Drugs — 0.8%
Actavis PLC†#	15,509	4,518,702
Mylan, Inc.†	11,308	648,231
Perrigo Co. PLC	5,103	788,261

		5,955,194

Medical - HMO — 1.5%
Aetna, Inc.	13,611	1,354,975
Anthem, Inc.#	9,910	1,451,320
Cigna Corp.	10,507	1,277,966
Humana, Inc.	7,109	1,168,577
UnitedHealth Group, Inc.	53,746	6,107,158

		11,359,996

Medical - Hospitals — 0.1%
HCA Holdings, Inc.†	14,891	1,065,302

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	18,853	1,937,334
Cardinal Health, Inc.	19,177	1,687,384
McKesson Corp.	11,684	2,672,131

		6,296,849

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	12,083	768,116

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 2.4%
Time Warner, Inc.	45,401	$3,716,526
Twenty-First Century Fox, Inc., Class A	82,704	2,894,640
Viacom, Inc., Class B	29,540	2,066,027
Walt Disney Co.	91,996	9,574,944

		18,252,137

Networking Products — 1.1%
Cisco Systems, Inc.	279,864	8,258,787

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	39,351	1,610,243
Waste Management, Inc.	23,448	1,277,447

		2,887,690

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	12,804	296,669
Xerox Corp.	128,448	1,753,315

		2,049,984

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	44,880	1,098,214
Noble Corp. PLC#	26,624	443,023

		1,541,237

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp.	26,560	2,237,149
Apache Corp.	35,061	2,308,416
Cabot Oil & Gas Corp.	10,493	304,297
Chesapeake Energy Corp.	32,274	538,330
Devon Energy Corp.	31,470	1,938,237
EOG Resources, Inc.	28,323	2,541,140
EQT Corp.	7,216	575,909
Noble Energy, Inc.	7,083	334,530
Occidental Petroleum Corp.	61,247	4,769,916
Pioneer Natural Resources Co.	5,920	902,919

		16,450,843

Oil Companies - Integrated — 0.6%
Marathon Oil Corp.	99,225	2,764,409
Murphy Oil Corp.	38,323	1,950,257

		4,714,666

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	30,855	1,676,969

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	8,952	939,960
Phillips 66	38,525	3,022,671
Valero Energy Corp.	27,781	1,713,810

		5,676,441

Oil - Field Services — 0.8%
Baker Hughes, Inc.	17,227	1,076,860
Schlumberger, Ltd.	61,286	5,157,830

		6,234,690

Paper & Related Products — 0.2%
International Paper Co.	28,726	1,620,434

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	35,879	3,042,180

Pipelines — 1.6%
Kinder Morgan, Inc.	111,088	4,555,719
ONEOK, Inc.	23,706	1,049,228
Spectra Energy Corp.	114,619	4,067,828
Williams Cos., Inc.	50,318	2,467,595

		12,140,370

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.0%
News Corp., Class A†	10,376	$179,245

Publishing - Periodicals — 0.1%
Nielsen NV#	20,941	946,743

Real Estate Investment Trusts — 3.2%
American Tower Corp.	31,977	3,170,200
AvalonBay Communities, Inc.	3,570	600,974
Boston Properties, Inc.	3,815	524,219
Crown Castle International Corp.	42,223	3,644,267
Equity Residential	28,463	2,192,505
General Growth Properties, Inc.	17,453	506,312
HCP, Inc.	41,015	1,737,395
Health Care REIT, Inc.#	16,001	1,233,837
Host Hotels & Resorts, Inc.	44,315	930,615
Macerich Co.	3,847	321,802
Prologis, Inc.	19,523	833,827
Public Storage	4,929	972,097
Simon Property Group, Inc.	24,611	4,684,950
Ventas, Inc.	9,792	729,210
Vornado Realty Trust	11,704	1,287,908
Weyerhaeuser Co.	18,691	656,241

		24,026,359

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,477	84,862

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	2,096	195,054

Retail - Apparel/Shoe — 0.2%
Gap, Inc.	14,550	605,280
L Brands, Inc.	10,707	983,545

		1,588,825

Retail - Automobile — 0.0%
CarMax, Inc.†	3,375	226,496

Retail - Building Products — 1.5%
Home Depot, Inc.	72,023	8,264,639
Lowe’s Cos., Inc.	40,571	3,005,906

		11,270,545

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	6,661	253,784

Retail - Discount — 1.1%
Costco Wholesale Corp.	34,086	5,009,278
Target Corp.	41,508	3,189,060

		8,198,338

Retail - Drug Store — 1.3%
CVS Health Corp.	61,775	6,416,569
Walgreens Boots Alliance, Inc.	42,343	3,517,857

		9,934,426

Retail - Jewelry — 0.0%
Tiffany & Co.	1,696	149,621

Retail - Major Department Stores — 0.3%
TJX Cos., Inc.	36,526	2,507,145

Retail - Office Supplies — 0.1%
Staples, Inc.	28,191	472,622

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	3,062	225,975
Macy’s, Inc.	21,587	1,375,524

		1,601,499

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	665	$442,205
Darden Restaurants, Inc.	6,150	393,600
McDonald’s Corp.	99,757	9,865,967
Starbucks Corp.	36,128	3,377,426
Yum! Brands, Inc.	26,676	2,163,691

		16,242,889

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	4,462	119,269

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	31,100	470,543

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	34,302	2,008,039
QUALCOMM, Inc.	85,984	6,234,700

		8,242,739

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	59,449	1,489,197
KLA-Tencor Corp.	15,898	1,032,655

		2,521,852

Steel - Producers — 0.2%
Nucor Corp.	38,184	1,795,794

Telecom Services — 0.1%
Level 3 Communications, Inc.†	9,938	535,261

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	12,517	299,282

Telephone - Integrated — 0.4%
CenturyLink, Inc.	42,786	1,619,878
Frontier Communications Corp.	101,719	811,718
Windstream Holdings, Inc.	79,483	627,121

		3,058,717

Television — 0.2%
CBS Corp., Class B	27,634	1,633,169

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	12,707	1,249,606

Toys — 0.0%
Mattel, Inc.	12,106	318,630

Transport - Rail — 1.0%
CSX Corp.	26,156	897,412
Norfolk Southern Corp.	9,593	1,047,172
Union Pacific Corp.	48,768	5,864,840

		7,809,424

Transport - Services — 0.9%
FedEx Corp.	9,572	1,694,053
United Parcel Service, Inc., Class B	52,077	5,297,793

		6,991,846

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,814	399,555

Web Portals/ISP — 3.0%
Google, Inc., Class A†	13,105	7,373,266
Google, Inc., Class C†	24,470	13,664,048

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP (continued)
Yahoo!, Inc.†	36,675	$1,623,969

		22,661,283

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,778	392,557

Total Long-Term Investment Securities
(cost $521,601,031)		689,002,860

SHORT-TERM INVESTMENT SECURITIES — 8.8%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Prime Portfolio(1)	3,804,699	3,804,699

U.S. Government Treasuries — 8.3%
United States Treasury Bills
0.00% due 03/05/2015	$12,000,000	11,999,994
0.01% due 03/05/2015	8,000,000	7,999,991
(0.01)% due 03/12/2015(2)	100,000	100,000
0.00% due 03/12/2015(2)	20,200,000	20,199,985
0.01% due 03/12/2015(2)	7,300,000	7,299,984
0.02% due 03/12/2015(2)	350,000	349,998
0.01% due 05/21/2015	15,000,000	14,999,505

		62,949,457

Total Short-Term Investment Securities
(cost $66,754,313)		66,754,156

REPURCHASE AGREEMENT — 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $2,934,000)	2,934,000	2,934,000

TOTAL INVESTMENTS
(cost $591,289,344)(4)	100.4%	758,691,016
Liabilities in excess of other assets	(0.4)	(3,089,611)

NET ASSETS —	100.0%	$755,601,405

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At February 28, 2015, the Fund had loaned securities with a total value of $7,708,966. This was secured by collateral of $3,804,699, which was received in cash and subsequently invested in short-term investments currently valued at $3,804,699 as reported in the Portfolio of Investments. Additional collateral of $4,060,660 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
United States Treasury Bills	zero coupon	11/12/2015 to 01/07/2016	$3,893
United States Treasury Notes/Bonds	zero coupon to 8.88%	03/31/2015 to 05/15/2044	4,056,767

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2015	Unrealized Appreciation (Depreciation)
630	Long	S&P 500 E-Mini Index	March 2015	$62,939,062	$66,238,200	$3,299,138

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$689,002,860	$—	$—	$689,002,860
Short-Term Investment Securities:
Registered Investment Companies	3,804,699	—	—	3,804,699
U.S. Government Treasuries	—	62,949,457	—	62,949,457
Repurchase Agreement	—	2,934,000	—	2,934,000

Total Investments at Value	$692,807,559	$65,883,457	$—	$758,691,016

Other Financial Instruments:+
Open Futures Contracts	$3,299,138	$—	$—	$3,299,138

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited)

Industry Allocation*

Sovereign	10.4%
Banks — Commercial	5.8
Time Deposits	5.5
Diversified Banking Institutions	5.4
Oil Companies — Exploration & Production	4.4
Registered Investment Companies	3.2
Federal National Mtg. Assoc.	2.8
Telephone — Integrated	2.4
United States Treasury Notes	2.3
Pipelines	2.2
Electric — Integrated	1.9
Medical — Hospitals	1.7
Oil Companies — Integrated	1.3
United States Treasury Bonds	1.3
Medical — Drugs	1.2
Cable/Satellite TV	1.2
Diversified Financial Services	1.2
Cellular Telecom	1.1
Federal Home Loan Mtg. Corp.	1.0
Insurance — Multi-line	1.0
Finance — Leasing Companies	1.0
Real Estate Investment Trusts	1.0
Casino Hotels	0.9
Insurance — Life/Health	0.9
Containers — Paper/Plastic	0.9
Banks — Special Purpose	0.9
Telecom Services	0.9
Independent Power Producers	0.8
Paper & Related Products	0.8
Auto — Cars/Light Trucks	0.8
Real Estate Operations & Development	0.7
Airlines	0.7
Building Products — Cement	0.7
Oil Refining & Marketing	0.7
Finance — Consumer Loans	0.6
Steel — Producers	0.6
Specified Purpose Acquisitions	0.6
Food — Meat Products	0.6
Publishing — Periodicals	0.5
Internet Connectivity Services	0.5
Chemicals — Specialty	0.5
Banks — Money Center	0.5
Containers — Metal/Glass	0.5
Savings & Loans/Thrifts	0.5
Diversified Minerals	0.5
Diversified Manufacturing Operations	0.5
Electric — Distribution	0.5
Aerospace/Defense	0.5
Electric — Generation	0.5
Commercial Services — Finance	0.4
Printing — Commercial	0.4
Banks — Super Regional	0.4
Retail — Restaurants	0.4
Publishing — Newspapers	0.4
Medical Products	0.4
Food — Dairy Products	0.4
Aerospace/Defense — Equipment	0.4
Medical Instruments	0.4
Distribution/Wholesale	0.4
SupraNational Banks	0.4
Coal	0.4
Electronic Components — Semiconductors	0.4
Computers	0.4
Chemicals — Diversified	0.4
Music	0.4
Auto — Heavy Duty Trucks	0.3
Semiconductor Equipment	0.3
Medical Labs & Testing Services	0.3
Cruise Lines	0.3

Brewery	0.3%
Wire & Cable Products	0.3
Finance — Other Services	0.3
Sovereign Agency	0.3
Investment Management/Advisor Services	0.3
Oil & Gas Drilling	0.3
Real Estate Management/Services	0.3
Transport — Equipment & Leasing	0.3
Machinery — Farming	0.3
Retail — Discount	0.3
Medical — HMO	0.3
Web Hosting/Design	0.3
E-Commerce/Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Shipbuilding	0.3
Oil — Field Services	0.3
Security Services	0.3
Hazardous Waste Disposal	0.3
Financial Guarantee Insurance	0.3
Transport — Rail	0.3
Machinery — Construction & Mining	0.3
Computer Services	0.2
Municipal Bonds & Notes	0.2
Medical — Generic Drugs	0.2
Airport Development/Maintenance	0.2
Alternative Waste Technology	0.2
Retail — Appliances	0.2
Petrochemicals	0.2
Building Societies	0.2
Beverages — Wine/Spirits	0.2
Finance — Credit Card	0.2
Finance — Commercial	0.2
Casino Services	0.2
Retail — Regional Department Stores	0.2
Food — Retail	0.2
Metal — Diversified	0.2
Building — Residential/Commercial	0.2
Gold Mining	0.2
Diversified Operations	0.2
Food — Misc./Diversified	0.2
Food — Wholesale/Distribution	0.2
Schools	0.2
Gas — Distribution	0.2
Computer Software	0.2
Special Purpose Entities	0.2
Insurance Brokers	0.2
Retail — Computer Equipment	0.2
Satellite Telecom	0.2
Office Automation & Equipment	0.2
Publishing — Books	0.2
Advertising Services	0.2
X-Ray Equipment	0.2
Finance — Auto Loans	0.2
Agricultural Chemicals	0.2
Enterprise Software/Service	0.2
Building & Construction — Misc.	0.2
Storage/Warehousing	0.2
Applications Software	0.2
Metal — Copper	0.2
Machinery — General Industrial	0.2
Chemicals — Plastics	0.2
Networking Products	0.2
Retail — Drug Store	0.2
Advertising Agencies	0.2
Regional Agencies	0.1
Metal — Aluminum	0.1
Semiconductor Components — Integrated Circuits	0.1
Energy — Alternate Sources	0.1
Tools — Hand Held	0.1

87

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Beverages — Non-alcoholic	0.1%
Metal — Iron	0.1
Government National Mtg. Assoc.	0.1
Retail — Apparel/Shoe	0.1
Insurance — Mutual	0.1
Decision Support Software	0.1
Steel Pipe & Tube	0.1
Banks — Fiduciary	0.1
Firearms & Ammunition	0.1
Travel Services	0.1
Apparel Manufacturers	0.1
Retail — Music Store	0.1
Cosmetics & Toiletries	0.1
Gas — Transportation	0.1
Steel — Specialty	0.1
Theaters	0.1
Finance — Investment Banker/Broker	0.1
Lottery Services	0.1
Electronic Parts Distribution	0.1
Trucking/Leasing	0.1
Coatings/Paint	0.1
Retail — Major Department Stores	0.1
Sugar	0.1
Non-Hazardous Waste Disposal	0.1
Transport — Services	0.1
Electric — Transmission	0.1
Multimedia	0.1
Tennessee Valley Authority	0.1
Power Converter/Supply Equipment	0.1

102.8%

Credit Quality†#

Aaa	10.0%
Aa	3.3
A	13.1
Baa	22.5
Ba	17.7
B	20.1
Caa	7.5
Not Rated@	5.8

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$100,000	$100,398
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	88,786
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% due 10/25/2034	169,001	158,087
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	152,000	152,580
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.54% due 04/15/2021	241,000	240,342
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	173,890
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	120,000	120,651
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	166,000	171,653
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	233,427
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	177,505
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	643,335
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	160,467	161,080
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	298,000	306,967
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)(4)	80,000	82,398
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	201,443	203,750
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	136,000	136,764
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	51,211	53,590
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036	194,945	170,530
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	119,000	118,661
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	171,000	170,978
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	77,318

Security Description	Principal Amount(16)	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	$282,000	$283,361
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	379,462
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	198,485	201,059
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	229,000	237,543
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	295,000	294,905
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	3,123	3,181
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	119,000	118,950
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	75,428	75,715
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	93,625	95,239
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	200,000	204,225
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	234,000	242,424
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	142,000	150,392

Total Asset Backed Securities
(cost $6,012,595)		6,029,146

U.S. CORPORATE BONDS & NOTES — 46.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	427,472
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	378,785
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	448,000	463,096

		1,269,353

Advertising Services — 0.2%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,664,000	1,501,760

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	629,000	660,918
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	452,000	494,027

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 0.95% due 05/15/2018	$588,000	$580,100
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	547,000	534,698

		2,269,743

Aerospace/Defense - Equipment — 0.4%
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,750,000	1,785,000
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,488,000	1,536,360

		3,321,360

Airlines — 0.5%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,288,000	1,341,130
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	148,596	153,054
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(4)	119,126	120,764
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,200,000	1,206,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,319,857	1,372,651

		4,193,599

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,899,000	1,974,960

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,121,000	846,355

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	1,371,000	1,357,738

Auto - Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	898,000	899,907
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,148,000	1,149,122
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,209,000	1,238,700
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	479,760

		3,767,489

Security Description	Principal Amount(16)	Value (Note 2)

Auto - Heavy Duty Trucks — 0.3%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	$1,675,000	$1,825,750
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	999,000	1,010,875

		2,836,625

Auto/Truck Parts & Equipment - Original — 0.2%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,742,000

Banks - Commercial — 1.2%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	1,475,000	1,487,906
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	1,626,000	1,636,023
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	929,000	942,408
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	674,000	679,559
KeyBank NA Senior Notes 2.25% due 03/16/2020	783,000	785,223
PNC Bank NA Senior Notes 1.13% due 01/27/2017	1,834,000	1,840,643
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,012,000	1,349,344
SVB Financial Group Senior Notes 3.50% due 01/29/2025	807,000	796,883
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	62,000	65,184

		9,583,173

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	877,424

Banks - Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	532,000	524,564
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	1,261,000	1,266,923

		1,791,487

Building & Construction - Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,466,000	1,390,868

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,350,000	2,353,079

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Cement (continued)
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	$1,503,000	$1,561,241

		3,914,320

Building - Residential/Commercial — 0.2%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,704,000

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,396,000	1,469,290
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	1,510,000	1,560,963
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	480,000	492,933
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	568,000	659,016
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,000,000	962,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	643,000	639,785
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	711,000	857,765
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	557,000	725,907

		7,368,159

Casino Hotels — 0.6%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,371,207
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*#	1,078,000	954,030
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	1,408,000	1,154,560
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,258,000	1,094,460
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	601,500

		5,175,757

Casino Services — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	912,000	939,360
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022*	892,000	874,160

		1,813,520

Security Description	Principal Amount(16)	Value (Note 2)

Cellular Telecom — 0.9%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	$1,766,000	$1,811,810
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,949,000	3,929,255
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	600,000	627,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	1,050,000	1,110,375

		7,478,440

Chemicals - Diversified — 0.1%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	835,000	845,438

Chemicals - Plastics — 0.2%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,319,835

Chemicals - Specialty — 0.5%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	352,000	354,133
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,565,000	1,553,263
Ecolab, Inc. Senior Notes 2.25% due 01/12/2020	352,000	353,211
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	431,659
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	1,014,000	1,049,490
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	590,000	634,250

		4,376,006

Coal — 0.4%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,586,000	1,538,420
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,402,960

		2,941,380

Coatings/Paint — 0.1%
Valspar Corp. Senior Notes 3.30% due 02/01/2025	259,000	259,072
Valspar Corp. Senior Notes 4.40% due 02/01/2045	266,000	268,706

		527,778

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services - Finance — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	$960,000	$974,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,220,330

		3,194,730

Computer Services — 0.1%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,238,250

Computers — 0.4%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	682,000	644,420
Dell, Inc. Senior Notes 4.63% due 04/01/2021	298,000	302,470
Dell, Inc. Senior Notes 7.10% due 04/15/2028	705,000	764,925
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,170,000	1,326,229

		3,038,044

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	224,000	223,684

Containers - Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	507,000	529,815
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,457,000	2,794,837
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	957,000	992,888

		4,317,540

Containers - Paper/Plastic — 0.6%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,392,000	2,057,120
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	773,000	803,920
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	882,000	895,230
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,369,000	1,422,049

		5,178,319

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	768,570

Security Description	Principal Amount(16)		Value (Note 2)

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*		$848,000	$884,040

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		1,336,000	1,372,740
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		1,828,000	1,800,580

			3,173,320

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	355,000	434,391
Bank of America Corp. Senior Notes 2.60% due 01/15/2019		1,126,000	1,143,849
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		788,000	807,501
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,330,000	1,322,580
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	60,000	111,284
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044		165,000	184,060
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,135,000	1,320,838
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019		917,000	924,004
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,100,000	1,248,904
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		736,000	932,920
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		1,269,000	1,641,523
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		1,020,000	1,019,107
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		924,000	943,786
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		791,000	812,029
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		848,000	1,034,442
Morgan Stanley Senior Notes 1.88% due 01/05/2018		1,159,000	1,163,846
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		1,214,000	1,254,022

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026		$628,000	$654,498
Morgan Stanley Senior Notes 4.75% due 03/22/2017		1,722,000	1,836,773
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		49,000	61,423

			18,851,780

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		1,874,000	1,893,334
General Electric Capital Corp. Sub. Notes 4.88% due 09/18/2037	GBP	183,000	325,968
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		871,000	875,765

			3,095,067

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022		769,000	784,029
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		1,169,000	1,415,724
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	663,489
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		503,000	499,449

			3,362,691

Diversified Operations — 0.1%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018		332,000	331,218
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025		336,000	332,526

			663,744

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021		2,119,000	2,177,272

Electric - Generation — 0.3%
AES Corp. Senior Notes 5.50% due 03/15/2024		1,805,000	1,832,075
AES Corp. Senior Notes 8.00% due 10/15/2017		106,000	119,118
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017		223,758	236,624

			2,187,817

Security Description	Principal Amount(16)	Value (Note 2)

Electric - Integrated — 0.8%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	$352,000	$352,257
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,204,776
Entergy Arkansas, Inc. 1st Mtg. Sec. Notes 4.95% due 12/15/2044	544,000	571,382
Entergy Louisiana LLC 1st Mtg. Sec. Notes 4.95% due 01/15/2045	491,000	507,257
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	477,000	481,312
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	692,236
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	156,969
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	132,673	137,980
Southern California Edison Co. 1st. Mtg. Sec. Notes 1.13% due 05/01/2017	895,000	897,600
Southern California Edison Co. 1st Mtg. Sec. Notes 3.60% due 02/01/2045	442,000	444,560
Southern Co. Senior Notes 1.30% due 08/15/2017	769,000	769,235
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	388,000	404,974

		6,620,538

Electronic Components - Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	1,600,000	1,672,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,411,092

		3,083,092

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	289,000	288,679
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	268,000	266,634

		555,313

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,039,000	1,080,560

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,420,650

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.2%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	$694,000	$695,735
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	724,000	764,725

		1,460,460

Finance - Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	1,353,895
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	507,870

		1,861,765

Finance - Consumer Loans — 0.6%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	2,324,000	2,245,565
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	1,898,000	2,002,390
Synchrony Financial Senior Notes 4.25% due 08/15/2024	751,000	787,044

		5,034,999

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	1,016,000	1,020,499

Finance - Investment Banker/Broker — 0.1%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	611,000	605,643
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	14,308
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	143,000	14

		619,976

Finance - Leasing Companies — 0.5%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,898,475
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	962,000	1,031,745

		3,930,220

Finance - Other Services — 0.2%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	622,000	614,225
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,383,000	1,387,448

		2,001,673

Security Description	Principal Amount(16)		Value (Note 2)

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		$1,170,000	$871,650

Food - Dairy Products — 0.2%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*		900,000	903,938
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022		523,000	561,571

			1,465,509

Food - Meat Products — 0.5%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022		1,535,000	1,550,350
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*		2,080,000	2,187,942

			3,738,292

Food - Misc./Diversified — 0.2%
Mondelez International, Inc. Senior Notes 2.38% due 01/26/2021	EUR	375,000	456,094
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040		479,000	664,166
Mondelez International, Inc. Senior Notes 7.25% due 07/18/2018	GBP	165,000	299,592

			1,419,852

Food - Retail — 0.2%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*#		787,000	846,025
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022		899,000	950,693

			1,796,718

Food - Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		1,619,000	1,619,000

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)(8)		325,272	65,770

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		312,000	349,847

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*		1,833,000	1,998,886
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*		625,000	701,563

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	$1,500,000	$1,588,125
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,253,000	1,289,024
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	943,000	983,077
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	316,350

		6,877,025

Industrial Gases — 0.0%
Praxair, Inc. Senior Notes 2.65% due 02/05/2025	357,000	355,707

Insurance Brokers — 0.2%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	1,500,000	1,526,250

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	1,835,000	1,963,450
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	345,022
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	934,000	933,837
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	653,000	655,944

		3,898,253

Insurance - Multi-line — 0.6%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,361,000	1,718,716
Kemper Corp. Senior Notes 4.35% due 02/15/2025	600,000	609,440
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	1,582,000	1,588,924
York Risk Services Holdings Corp. Company Guar. Notes 8.50% due 10/01/2022*	1,025,000	1,001,938

		4,919,018

Insurance - Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	885,882

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,442,000	1,449,210
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*#	2,900,000	2,965,250

		4,414,460

Security Description	Principal Amount(16)	Value (Note 2)

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	$1,645,000	$1,665,562
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,007,760

		2,673,322

Machinery - Construction & Mining — 0.2%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,250,000	1,281,250

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,055,000	1,057,514
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,283,000	1,295,763

		2,353,277

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	736,000	768,213
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	1,118,000	1,217,770
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	1,105,000	1,252,795

		3,238,778

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	187,000	187,968
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	605,000	611,325
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	620,000	637,204
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	1,321,000	1,328,090

		2,764,587

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	431,592
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	285,000	298,808
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	195,000	213,695
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	143,946
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,713,000	2,312,832

		3,400,873

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 0.5%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*		$1,411,000	$1,486,841
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*		300,000	317,625
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*		702,000	765,816
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	900,000	1,096,905
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025		575,000	572,679

			4,239,866

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		938,000	992,263

Medical - HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 05/15/2022		1,550,000	1,600,375
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		598,000	603,262

			2,203,637

Medical - Hospitals — 1.5%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,870,000	1,944,800
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019		445,000	454,456
HCA, Inc. Senior Notes 4.75% due 05/01/2023		850,000	896,665
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		357,000	378,420
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022		1,400,000	1,573,600
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015		400,000	415,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		2,132,000	2,110,680
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		1,350,000	1,405,688
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020		1,899,000	1,955,970
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		1,108,000	1,058,140

			12,193,419

Security Description	Principal Amount(16)	Value (Note 2)

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	$1,107,000	$1,203,896

Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	634,000	625,104

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	468,122

Music — 0.4%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,401,000	1,376,483
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	745,000	763,163
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	817,000	776,150

		2,915,796

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,293,000	1,317,149

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 4.10% due 03/01/2045	482,000	488,360

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	1,001,000	1,040,449
Xerox Corp. Senior Notes 4.80% due 03/01/2035	468,000	464,803

		1,505,252

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	590,730

Oil Companies - Exploration & Production — 3.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,145,000	921,725
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	1,039,000	844,188
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,562,000	1,992,323
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	991,800
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	387,760

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	$635,000	$488,950
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	1,000,000	935,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022#	1,742,000	1,802,970
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,539,372
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	1,974,000	1,519,980
Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	1,042,207
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	303,476
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,431,000	1,348,717
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,497,000	1,205,085
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	727,700
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	439,000	453,252
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	370,000	394,721
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	1,517,000	1,395,640
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	1,269,000	1,210,309
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020#	1,390,000	1,362,200
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,584,000	1,184,040
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020#	331,000	277,213
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,504,000	1,432,560
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,372,000	1,258,810
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	187,000	189,609
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	353,000	361,644

Security Description	Principal Amount(16)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	$682,000	$700,665
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	277,000	135,730
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	711,000	583,020

		26,990,666

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	748,000	747,832
Chevron Corp. Senior Notes 1.96% due 03/03/2020	748,000	748,046
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	517,000	628,308

		2,124,186

Oil Refining & Marketing — 0.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	1,144,000	1,126,840
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,583,000	2,754,124
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	500,000	550,343
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	302,000	377,939

		4,809,246

Oil - Field Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	684,040
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	236,000	248,390
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	392,000	413,560
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	710,125

		2,056,115

Paper & Related Products — 0.7%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	805,000	917,289
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,262,000	1,296,354
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,758,244
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	638,000	724,768

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$917,000	$939,925

		5,636,580

Pipelines — 2.1%
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	1,278,000	1,316,340
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	940,000	1,006,975
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	255,093
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,520,000	1,747,466
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,265,225
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	1,260,728
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	342,000	358,872
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	477,000	495,432
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	937,000	871,410
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,000,000	980,000
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	860,000	926,454
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	549,000	589,367
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021#	293,000	310,580
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,174,000	1,171,065
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	843,562
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025*	758,000	761,790
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	775,693
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	820,193
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,141,620

		16,897,865

Security Description	Principal Amount(16)	Value (Note 2)

Printing - Commercial — 0.4%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	$1,767,000	$1,833,262
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	1,725,000	1,699,125

		3,532,387

Publishing - Newspapers — 0.4%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,412,000	1,461,420
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,935,000	1,954,350

		3,415,770

Publishing - Periodicals — 0.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,460,000	2,527,650
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,000,000	1,945,000

		4,472,650

Real Estate Investment Trusts — 0.9%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,795,000	1,830,900
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,399,000	1,426,980
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,526,000	1,526,000
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	676,000	709,800
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	1,420,000	1,515,850

		7,009,530

Real Estate Management/Services — 0.2%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	493,000	513,204
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,406,000	1,420,060

		1,933,264

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,612,000	1,676,480

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	906,525

Retail - Appliances — 0.2%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*#	2,188,000	1,971,935

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Computer Equipment — 0.2%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	$1,477,000	$1,525,003

Retail - Discount — 0.3%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	775,000	769,200
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	641,000	672,535
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	824,000	867,260

		2,308,995

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	375,838	408,243
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	241,931	278,616
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	513,420	604,859

		1,291,718

Retail - Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	377,000	373,505

Retail - Music Store — 0.1%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*#	934,000	791,565

Retail - Regional Department Stores — 0.2%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	2,235,000	1,804,762

Retail - Restaurants — 0.4%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,300,000	1,402,375
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*#	2,009,000	2,029,090

		3,431,465

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(8)(11)	25,000	0

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	845,916
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,630,000	1,796,084

Security Description	Principal Amount(16)	Value (Note 2)

Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$1,458,000	$1,627,981

		4,269,981

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047	691,000	763,269
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	233,000	239,027
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	571,723

		1,574,019

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	659,683

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,722,000	2,830,880

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	915,000	959,606
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,175,716

		2,135,322

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,145,556
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	383,232

		1,528,788

Specified Purpose Acquisitions — 0.6%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	1,331,000	1,377,585
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,125,000	3,226,562

		4,604,147

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	905,000	883,142

Steel - Producers — 0.3%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,649,000	1,467,610
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	1,239,000	1,269,975

		2,737,585

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021		$499,000	$535,109

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,300,000	1,374,750

Telecom Services — 0.1%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*		1,046,000	1,046,000

Telephone - Integrated — 1.2%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		628,000	667,250
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020		838,000	892,470
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,250,000	1,421,875
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		574,000	670,145
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,490,000	1,573,813
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		884,000	893,862
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		978,000	996,960
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		85,000	93,500
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	150,000	268,090
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*		1,150,000	1,220,064
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		687,000	870,173

			9,568,202

Theaters — 0.1%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		615,000	630,375

Transport - Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*		984,000	1,028,431
GATX Corp. Senior Notes 4.50% due 03/30/2045		342,000	338,719
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		1,207,000	1,044,055

			2,411,205

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055		430,000	421,156

Security Description	Principal Amount(16)		Value (Note 2)

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		$808,000	$868,600

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*		536,000	542,884

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		1,400,000	1,456,000
Equinix, Inc. Senior Notes 5.38% due 01/01/2022		707,000	737,047

			2,193,047

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021		1,092,000	1,123,395
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		1,808,000	1,572,960

			2,696,355

X-Ray Equipment — 0.2%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020		1,409,000	1,475,928

Total U.S. Corporate Bonds & Notes
(cost $375,436,634)			375,839,464

FOREIGN CORPORATE BONDS & NOTES — 23.6%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	300,000	508,214

Agricultural Chemicals — 0.2%
Syngenta Finance NV Company Guar. Notes 1.88% due 11/02/2021	EUR	1,200,000	1,446,289

Airlines — 0.2%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		1,410,000	1,498,125

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,400,000	1,683,011
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	150,000	315,890

			1,998,901

Auto - Cars/Light Trucks — 0.3%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*		950,000	990,267
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		413,000	422,379
Volkswagen International Finance NV FRS Company Guar. Notes 4.63% due 03/24/2026(6)	EUR	950,000	1,224,557

			2,637,203

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto - Heavy Duty Trucks — 0.0%
Volvo Treasury AB Company Guar. Notes 2.38% due 11/26/2019	EUR	300,000	$361,844

Auto/Truck Parts & Equipment - Original — 0.1%
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		450,000	408,015

Banks - Commercial — 4.3%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		832,000	833,599
Abbey National Treasury Services PLC Company Guar. Notes 1.75% due 01/15/2018	EUR	950,000	1,103,774
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP	150,000	256,274
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		500,000	520,625
ANZ New Zealand Int’l., Ltd. Company Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,323,264
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	534,056
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(8)	BRL	3,200,000	1,079,348
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		500,000	525,500
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		700,000	767,900
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		435,000	455,424
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		890,000	884,611
Banque Federative du Credit Mutuel SA Sub. Notes 5.00% due 09/30/2015	EUR	700,000	803,208
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR	300,000	365,457
Barclays Bank PLC Senior Notes 2.25% due 06/10/2024	EUR	550,000	682,357
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	600,000	695,786
BPCE SA Sub. Notes 4.50% due 03/15/2025*		940,000	961,201
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	300,000	403,328
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	190,000	385,781
Credit Suisse Senior Notes 3.00% due 10/29/2021		377,000	384,202

Security Description	Principal Amount(16)		Value (Note 2)

Banks - Commercial (continued)
Credit Suisse Sub. Notes 5.40% due 01/14/2020		$1,528,000	$1,718,071
Danske Bank A/S FRS Senior Notes 0.40% due 11/19/2018	EUR	450,000	504,157
Danske Bank A/S FRS Senior Notes 0.43% due 06/02/2017	EUR	450,000	504,950
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		998,000	999,070
Hana Bank Sub. Notes 4.38% due 09/30/2024*		235,000	248,038
HBOS PLC Sub. Notes 4.50% due 03/18/2030	EUR	500,000	640,153
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		650,000	740,071
ING Bank NV Senior Notes 4.00% due 03/15/2016*		585,000	602,652
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	300,000	546,159
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	350,000	414,053
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	700,000	906,515
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		1,400,000	1,441,399
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		1,239,000	1,235,055
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		444,000	450,524
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	503,492
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		790,000	816,076
National Australia Bank, Ltd. Senior Notes 5.13% due 12/09/2021	GBP	200,000	362,588
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,081,356
Nordea Bank AB Senior Notes 1.38% due 04/12/2018	EUR	450,000	521,049
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP	150,000	236,776
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	289,533
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		950,000	1,004,625

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Pohjola Bank Oyj Senior Notes 1.75% due 08/29/2018	EUR	300,000	$352,091
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		650,000	573,435
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	206,992
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	700,000	835,939
Skandinaviska Enskilda Banken AB Senior Notes 3.88% due 04/12/2017	EUR	400,000	482,276
Standard Chartered PLC Senior Notes 1.63% due 06/13/2021	EUR	900,000	1,060,369
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	950,000	1,118,173
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		600,000	580,452
Turkiye Is Bankasi A.S Senior Notes 5.00% due 04/30/2020*#		250,000	252,188
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		450,000	398,250

			34,592,222

Banks - Money Center — 0.5%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	375,000	477,438
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	600,000	830,847
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	488,433
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP	230,000	535,296
Lloyds Bank PLC VRS Sub. Notes 11.88% due 12/16/2021	EUR	950,000	1,267,215
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	388,238
National Westminster Bank PLC Sub. Notes 7.88% due 09/09/2015	GBP	210,000	333,987

			4,321,454

Banks - Special Purpose — 0.9%
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 12/07/2018	GBP	440,000	693,168
Bank Nederlandse Gemeenten NV Senior Notes 2.63% due 09/01/2020	EUR	800,000	1,016,299
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		500,000	584,585

Security Description	Principal Amount(16)		Value (Note 2)

Banks - Special Purpose (continued)
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		$ 900,000	$771,210
KFW Development Bank Government Guar. Bonds 0.88% due 06/25/2018	EUR	2,280,000	2,633,983
Nederlandse Waterschapsbank NV Senior Notes 3.00% due 11/16/2023	EUR	1,000,000	1,360,602

			7,059,847

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,006,000	1,021,580

Beverages - Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		1,285,000	1,430,262
Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR	400,000	477,878

			1,908,140

Brewery — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		500,000	451,250
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		2,244,000	2,259,481

			2,710,731

Building Products - Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*#		200,000	207,050
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019		500,000	517,625
China Shanshui Cement Group, Ltd. Company Guar. Notes 10.50% due 04/27/2017		450,000	473,715
West China Cement, Ltd. Senior Notes 6.50% due 09/11/2019		480,000	462,073

			1,660,463

Building Societies — 0.2%
Nationwide Building Society Sub. Notes 6.75% due 07/22/2020	EUR	1,100,000	1,563,564
Nationwide Building Society Sub. Notes 8.63% due 03/29/2018	GBP	217,000	393,196

			1,956,760

Building - Heavy Construction — 0.0%
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		325,000	221,715

Cable/Satellite TV — 0.3%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		1,511,000	1,537,442

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*		$900,000	$920,250

			2,457,692

Casino Hotels — 0.3%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*		2,200,000	2,161,500

Cellular Telecom — 0.2%
America Movil SAB de CV VRS Jr. Sub. Notes 5.13% due 09/06/2073	EUR	1,200,000	1,466,430
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		350,000	291,298
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 8.63% due 06/22/2020		200,000	202,992

			1,960,720

Chemicals - Diversified — 0.3%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055		579,000	571,327
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,500,000	1,584,375

			2,155,702

Coal — 0.0%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	170,500

Commercial Services - Finance — 0.0%
Experian Finance PLC Company Guar. Notes 4.75% due 11/23/2018	GBP	200,000	341,576

Containers - Paper/Plastic — 0.3%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		2,100,000	2,079,000

Cruise Lines — 0.3%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*		1,745,000	1,792,987
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		858,000	922,350

			2,715,337

Diversified Banking Institutions — 1.8%
BNP Paribas SA Senior Notes 2.38% due 11/20/2019	GBP	150,000	237,404
BNP Paribas SA Senior Notes 2.38% due 05/20/2024	EUR	360,000	452,168
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	700,000	912,736

Security Description	Principal Amount(16)		Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.00% due 08/02/2019	EUR	960,000	$1,281,708
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	900,000	1,214,700
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	200,000	370,932
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018		2,325,000	2,327,797
HSBC Holdings PLC VRS Jr. Sub. Notes 5.25% due 09/16/2022(6)	EUR	625,000	721,123
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	250,000	501,542
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	325,000	374,817
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		571,000	640,067
Royal Bank of Scotland PLC Sub. Notes 4.88% due 04/22/2015	EUR	700,000	787,260
Royal Bank of Scotland PLC Senior Notes 6.88% due 05/17/2025	GBP	100,000	209,363
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR	400,000	528,751
Societe Generale SA VRS Sub. Notes 2.50% due 09/16/2026	EUR	300,000	341,892
Societe Generale SA VRS Jr. Sub. Notes 7.00% due 12/19/2017(6)	EUR	500,000	622,532
UBS AG Senior Notes 1.38% due 08/14/2017		1,433,000	1,433,727
UBS AG Sub. Notes 5.13% due 05/15/2024		653,000	678,258
UBS AG VRS Sub. Notes 5.25% due 06/21/2021	GBP	180,000	289,779
UBS AG VRS Jr. Notes 7.15% due 12/21/2017(6)	EUR	300,000	378,148
UBS AG Sub. Notes 7.63% due 08/17/2022		295,000	358,827

			14,663,531

Diversified Financial Services — 0.1%
GE Capital European Funding Company Guar. Notes 6.03% due 03/01/2038	EUR	200,000	396,717

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		293,000	311,549
Siemens Financieringsmaatschappij NV VRS Company Guar. Notes 6.13% due 09/14/2066	GBP	135,000	219,883

			531,432

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.5%
Anglo American Capital PLC Company Guar. Notes 2.75% due 06/07/2019	EUR	375,000	$450,945
Anglo American Capital PLC Company Guar. Notes 2.88% due 11/20/2020	EUR	700,000	852,893
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		567,000	576,882
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#		1,750,000	1,463,437
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	628,980

			3,973,137

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 3.63% due 10/31/2024*		300,000	307,500
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		300,000	290,808
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*#		400,000	417,440

			1,015,748

Electric - Distribution — 0.2%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	325,713
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	900,000	1,255,539
Vattenfall AB Senior Notes 6.88% due 04/15/2039	GBP	150,000	349,791

			1,931,043

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 4.63% due 04/26/2030	EUR	700,000	1,117,551
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		334,000	398,846

			1,516,397

Electric - Integrated — 0.9%
Colbun SA Senior Notes 4.50% due 07/10/2024		1,000,000	1,032,801
DONG Energy A/S Senior Notes 6.50% due 05/07/2019	EUR	400,000	557,660
E.CL SA Senior Notes 4.50% due 01/29/2025*		200,000	208,741
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	124,540
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	750,000	1,082,085

Security Description	Principal Amount(16)		Value (Note 2)

Electric - Integrated (continued)
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	175,000	$327,990
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,100,000	1,410,215
RWE AG VRS Jr. Sub Notes 4.63% due 09/28/2015(6)	EUR	1,775,000	2,018,095
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP	263,000	459,878

			7,222,005

Electric - Transmission — 0.1%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	222,000	479,178

Engineering/R&D Services — 0.0%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	300,000	366,734

Finance - Leasing Companies — 0.5%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	341,120
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,212,400
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020		1,500,000	1,518,750

			4,072,270

Food - Meat Products — 0.1%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	188,580
BRF SA Senior Notes 7.75% due 05/22/2018*(8)	BRL	1,000,000	295,905
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	261,225

			745,710

Food - Misc./Diversified — 0.0%
Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP	135,000	210,969

Gas - Distribution — 0.2%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	850,000	1,212,586

Gas - Transportation — 0.1%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	90,000	198,567
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	546,563

			745,130

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		$700,000	$630,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		490,000	508,414
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024		249,000	249,136
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		350,000	306,775

			1,694,325

Hazardous Waste Disposal — 0.3%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		2,250,000	2,041,875

Independent Power Producers — 0.0%
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		230,000	250,988

Industrial Gases — 0.0%
Linde Finance BV Company Guar. Notes 5.88% due 04/24/2023	GBP	125,000	243,315

Insurance - Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*		376,000	375,712

Insurance - Multi-line — 0.2%
Allianz Finance II BV VRS Company Guar. Notes 4.38% due 02/17/2017(6)	EUR	650,000	774,661
AXA SA VRS Jr. Sub Notes 3.88% due 10/08/2025(6)	EUR	600,000	740,252

			1,514,913

Insurance - Reinsurance — 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG VRS Sub. Notes 7.63% due 06/21/2028	GBP	185,000	330,531

Lottery Services — 0.1%
Cleopatra Finance, Ltd. Senior Sec. Notes 6.50% due 02/15/2025*		578,000	575,832

Machinery - Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		500,000	493,750

Machinery - General Industrial — 0.2%
Alstom SA Senior Notes 3.00% due 07/08/2019	EUR	700,000	858,389
Alstom SA Senior Notes 4.50% due 03/18/2020	EUR	350,000	462,346

			1,320,735

Security Description	Principal Amount(16)		Value (Note 2)

Medical - Drugs — 0.7%
Bayer AG VRS Jr. Sub Notes 3.00% due 07/01/2075	EUR	640,000	$760,954
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*		2,029,000	2,079,725
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP	75,000	144,774
Sanofi Senior Notes 1.75% due 09/10/2026	EUR	900,000	1,085,657
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		1,769,000	1,799,958

			5,871,068

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044		342,000	352,598
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021		667,000	690,087

			1,042,685

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		769,000	710,364

Metal - Diversified — 0.2%
Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR	825,000	1,092,867
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		400,000	351,000
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		350,000	330,750

			1,774,617

Metal - Iron — 0.1%
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		550,000	512,188
Vale SA Senior Notes 4.38% due 03/24/2018	EUR	350,000	432,856

			945,044

Municipal Bonds — 0.0%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		780,000	296,400

Oil & Gas Drilling — 0.2%
Offshore Drilling Holding SA Senior Sec. Notes 8.63% due 09/20/2020		450,000	364,500
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,472,000	1,171,160
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#		217,000	168,446

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		$ 281,000	$235,338

			1,939,444

Oil Companies - Exploration & Production — 1.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		644,000	869,650
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		1,163,000	1,107,757
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*		950,000	896,088
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		250,000	223,155
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		595,000	565,250
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		1,495,000	1,446,412
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		660,000	462,000
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		1,000,000	1,045,000
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		450,000	488,183
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		951,000	971,500

			8,074,995

Oil Companies - Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,340,000	1,339,871
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	700,000	919,001
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		477,000	488,715
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	252,126
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021		535,000	595,327
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		260,000	247,442
ENI Finance International SA Company Guar. Notes 5.00% due 01/27/2019	GBP	75,000	129,208
ENI SpA Senior Notes 3.75% due 09/12/2025	EUR	750,000	1,045,083
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		600,000	394,500

Security Description	Principal Amount(16)		Value (Note 2)

Oil Companies - Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021		$500,000	$449,890
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	96,900
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		1,080,000	711,828
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		127,000	128,905
Petroleos Mexicanos Company Guar. Notes 5.63% due 01/23/2046*		443,000	454,297
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		300,000	332,726
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR	500,000	614,662
Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP	135,000	214,659

			8,415,140

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	252,900
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	197,970

			450,870

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	207,736
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	256,235
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		500,000	518,625
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	196,000

			1,178,596

Petrochemicals — 0.2%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		700,000	763,350
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		550,000	551,595
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		640,000	646,400

			1,961,345

Pipelines — 0.1%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		600,000	643,320

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		$550,000	$585,750

Real Estate Operations & Development — 0.5%
China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019		550,000	566,469
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	196,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	191,750
MAF Global Securities, Ltd. Company Guar. Notes 4.75% due 05/07/2024		500,000	527,684
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,575,000	1,523,812
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		700,000	687,750
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		500,000	515,152

			4,208,617

Retail - Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	504,988

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,600,000	1,514,000

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,390,982

Sovereign Agency — 0.3%
European Financial Stability Facility Government Guar. Notes 1.75% due 10/29/2020	EUR	1,120,000	1,371,889
European Financial Stability Facility Government Guar. Notes 2.35% due 07/29/2044	EUR	150,000	213,375
IPIC GMTN, Ltd. Company Guar. Notes 2.38% due 05/30/2018	EUR	400,000	471,680
Japan Bank for International Cooperation Government Guar. Notes 2.63% due 12/15/2020	GBP	375,000	604,314

			2,661,258

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(4)(8)(12)(13)		560,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 7.00% due 02/25/2022#		1,162,000	1,310,387

Security Description	Principal Amount(16)		Value (Note 2)

Steel-Producers (continued)
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		$200,000	$180,276
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		600,000	540,828

			2,031,491

Steel - Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	189,940

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(8)	BRL	1,600,000	490,357

SupraNational Banks — 0.4%
European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	1,045,000	1,506,501
European Investment Bank Senior Notes 4.25% due 04/15/2019	EUR	600,000	790,872
European Investment Bank Senior Notes 4.63% due 10/12/2054	GBP	45,000	103,884
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	722,958

			3,124,215

Telecom Services — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		1,704,000	1,763,640
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		787,000	819,464
Altice SA Company Guar. Notes 7.75% due 05/15/2022*		1,713,000	1,768,672
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2021		247,000	265,834
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/2025*		653,000	690,547

			5,308,157

Telephone - Integrated — 1.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.25% due 07/13/2022	EUR	400,000	562,317
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 04/22/2025	EUR	360,000	550,513
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	240,258
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	120,000	227,137
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	518,940

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Oi SA Senior Notes 9.75% due 09/15/2016*(8)	BRL	530,000	$167,098
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	75,000	146,294
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		617,000	713,406
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,210,000	1,397,550
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		1,050,000	1,064,024
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	300,000	399,662
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR	400,000	485,840
Telefonica Emisiones SAU Company Guar. Notes 5.29% due 12/09/2022	GBP	100,000	180,201
Verizon Communications, Inc. Senior Notes 3.25% due 02/17/2026	EUR	900,000	1,206,586

			7,859,826

Transport - Rail — 0.2%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		1,100,000	1,079,298
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	339,064

			1,418,362

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		500,000	486,250

Total Foreign Corporate Bonds & Notes
(cost $199,551,649)			191,356,174

FOREIGN GOVERNMENT OBLIGATIONS — 10.6%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	557,315

Regional Agencies — 0.1%
Japan Finance Organization for Municipalities Senior Notes 0.88% due 09/22/2021	EUR	1,225,000	1,399,440

Sovereign — 10.4%
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	209,000
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	161,700
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		820,000	348,500

Security Description	Principal Amount(16)		Value (Note 2)

Sovereign (continued)
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		$655,000	$276,738
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		1,100,000	532,400
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	293,150
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	268,438
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	417,300
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	529,650
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	342,990
Dominican Republic Senior Notes 7.45% due 04/30/2044		600,000	693,000
Dominican Republic Senior Notes 7.50% due 05/06/2021		320,000	360,800
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	730,500
European Union Government Guar. Notes 1.88% due 04/04/2024	EUR	800,000	1,016,724
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		710,000	706,450
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		1,650,000	1,592,250
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,025,000	1,071,125
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		672,000	607,488
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	417,000
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	3,570
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL	1,200,000	423,778
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	554,780
Government of Italy Senior Notes 6.00% due 08/04/2028	GBP	135,000	257,015
Government of Romania Senior Notes 4.88% due 01/22/2024		1,100,000	1,232,000
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		1,100,000	1,124,970

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		$955,000	$1,082,731
Kingdom of Spain Senior Notes 5.25% due 04/06/2029	GBP	440,000	794,678
Lebanese Republic Senior Notes 4.00% due 12/31/2017		339,900	337,793
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	149,250
Lebanese Republic Senior Notes 6.00% due 01/27/2023		1,350,000	1,357,020
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,650,000	1,699,500
Lebanese Republic Senior Notes 8.25% due 04/12/2021		540,000	606,879
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		1,511,000	1,631,880
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		1,230,000	1,276,740
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033(14)		980,000	1,381,800
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	357,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,550,000	1,654,625
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		1,270,000	1,211,262
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044*		760,000	767,600
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	537,075
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,293,187
Republic of Croatia Senior Notes 6.75% due 11/05/2019		1,100,000	1,229,250
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		1,150,000	1,138,500
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,183,840
Republic of Honduras Senior Notes 7.50% due 03/15/2024		600,000	627,750
Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	523,750
Republic of Hungary Senior Notes 5.38% due 03/25/2024		970,000	1,098,040

Security Description	Principal Amount(16)	Value (Note 2)

Sovereign (continued)
Republic of Hungary Senior Notes 5.75% due 11/22/2023	$1,280,000	$1,481,600
Republic of Hungary Senior Notes 7.63% due 03/29/2041	270,000	396,225
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	400,000	414,000
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*	1,810,000	1,879,323
Republic of Indonesia Senior Notes 5.25% due 01/17/2042	700,000	747,250
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*	575,000	672,750
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	600,000	572,100
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*	600,000	559,200
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	1,420,000	1,256,700
Republic of Kenya Senior Notes 6.88% due 06/24/2024*	1,370,000	1,439,870
Republic of Latvia Senior Notes 5.25% due 06/16/2021	1,040,000	1,188,200
Republic of Lithuania Senior Notes 5.13% due 09/14/2017	430,000	466,120
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,240,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,900,000	2,322,750
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020	700,000	661,325
Republic of Panama Senior Notes 5.20% due 01/30/2020	964,000	1,074,860
Republic of Panama Senior Notes 6.70% due 01/26/2036	930,000	1,231,087
Republic of Panama Senior Notes 7.25% due 03/15/2015	152,000	152,000
Republic of Paraguay Notes 6.10% due 08/11/2044*	600,000	662,250
Republic of Peru Senior Notes 6.55% due 03/14/2037	1,000,000	1,327,500
Republic of Peru Senior Notes 7.13% due 03/30/2019	480,000	573,600
Republic of Peru Senior Notes 7.35% due 07/21/2025	850,000	1,159,187

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Peru Senior Notes 8.75% due 11/21/2033		$740,000	$1,176,600
Republic of Poland Senior Notes 4.00% due 01/22/2024		2,300,000	2,485,651
Republic of Poland Senior Notes 5.00% due 03/23/2022		900,000	1,023,750
Republic of Poland Senior Notes 5.63% due 06/20/2018	EUR	400,000	526,880
Republic of Senegal Bonds 6.25% due 07/30/2024		1,160,000	1,160,122
Republic of South Africa Senior Notes 5.38% due 07/24/2044		450,000	491,625
Republic of South Africa Senior Notes 5.88% due 05/30/2022		100,000	114,040
Republic of South Africa Senior Notes 5.88% due 09/16/2025		830,000	956,160
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,033,000	1,268,731
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,325,000	1,449,219
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		302,000	361,268
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	390,650
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	871,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,730,000	1,639,313
Republic of Turkey Senior Notes 4.88% due 04/16/2043		580,000	574,821
Republic of Turkey Senior Notes 6.88% due 03/17/2036		2,000	2,479
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		756,000	318,367
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		650,000	268,125
Republic of Venezuela Senior Notes 7.65% due 04/21/2025		55,000	19,800
Republic of Zambia Notes 5.38% due 09/20/2022		390,000	361,433
Republic of Zambia Senior Notes 8.50% due 04/14/2024		1,200,000	1,299,600

Security Description	Principal Amount(16)		Value (Note 2)

Sovereign (continued)
Russian Federation Senior Notes 5.88% due 09/16/2043*		$600,000	$523,620
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		1,441,000	1,543,383
Slovak Republic Senior Notes 4.38% due 05/21/2022		1,150,000	1,286,562
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	243,114
United Mexican States Senior Notes 3.50% due 01/21/2021		1,435,000	1,499,575
United Mexican States Senior Notes 3.60% due 01/30/2025		1,767,000	1,820,010
United Mexican States Senior Notes 4.75% due 03/08/2044		1,354,000	1,441,823
United Mexican States Senior Notes 5.63% due 01/15/2017		340,000	366,860
United Mexican States Senior Notes 6.05% due 01/11/2040		1,100,000	1,386,000

			84,459,944

Total Foreign Government Obligations
(cost $87,286,690)			86,416,699

U.S. GOVERNMENT AGENCIES — 4.0%
Federal Home Loan Mtg. Corp. — 1.0%
1.89% due 02/01/2037 FRS		53,021	55,863
2.50% due 01/01/2028		370,446	380,633
2.50% due 04/01/2028		811,925	833,783
3.00% due 04/01/2043		658,689	672,253
3.00% due 08/01/2043		900,538	918,872
3.50% due 02/01/2042		720,975	756,389
3.50% due 03/01/2042		468,722	491,344
3.50% due 04/01/2042		881,738	923,990
3.50% due 08/01/2042		821,997	864,980
3.50% due 09/01/2043		90,341	95,064
4.00% due 09/01/2040		166,325	178,524
4.00% due 10/01/2043		51,983	55,631
4.50% due 02/01/2020		30,632	32,160
4.50% due 08/01/2020		15,411	16,180
4.50% due 03/01/2023		99,125	105,511
4.50% due 01/01/2039		36,232	39,316
4.50% due 12/01/2039		43,019	47,528
4.50% due 06/01/2040		651,714	718,517
5.00% due 05/01/2034		133,558	149,051
5.00% due 03/01/2039		42,086	46,479
5.50% due 06/01/2022		55,970	60,712
5.50% due 07/01/2035		40,599	45,622
6.00% due 03/01/2040		138,409	156,888
6.50% due 02/01/2036		20,487	23,347
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)		96,157	96,962
Series 3572, Class JS FRS 6.63% fur 09/15/2039(2)(7)		442,539	80,444

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2
1.82% due 04/25/2024(2)	$250,000	$246,547
Series 2014-HQ1, Class M1 1.82% due 08/25/2024(2)	112,483	113,180
Series 2014-DN1, Class M2
2.37% due 02/25/2024 FRS(2)	253,000	255,266

		8,461,036

Federal National Mtg. Assoc. — 2.8%
2.10% due 05/01/2037 FRS	95,880	101,716
2.24% due 07/01/2039 FRS	259,154	274,610
2.38% due 11/01/2036 FRS	171,404	182,942
2.43% due 08/01/2035 FRS	208,503	223,713
2.50% due 04/01/2028	165,542	169,918
2.99% due 10/01/2040 FRS	114,232	122,293
3.00% due 10/01/2027	433,123	454,342
3.00% due 12/01/2027	473,073	496,196
3.00% due 03/01/2042	673,859	688,355
3.00% due 12/01/2042	244,917	250,188
3.00% due 05/01/2043	541,639	552,947
3.00% due 02/01/2045	361,613	368,806
3.00% due March TBA	2,978,000	3,059,123
3.20% due 10/01/2040 FRS	231,510	247,263
3.50% due 09/01/2026	483,516	515,604
3.50% due 08/01/2027	179,660	190,699
3.50% due 10/01/2028	428,055	457,402
3.50% due 06/01/2042	366,458	384,564
3.50% due 07/01/2042	136,406	141,148
3.50% due 08/01/2042	1,275,524	1,330,026
3.50% due 09/01/2042	853,631	896,127
3.50% due March TBA	753,000	789,165
4.00% due 11/01/2025	248,461	265,630
4.00% due 06/01/2039	510,639	555,078
4.00% due 09/01/2040	524,422	562,702
4.00% due 12/01/2040	64,594	69,336
4.00% due 10/01/2041	274,765	294,591
4.00% due 11/01/2041	623,080	668,217
4.00% due 01/01/2042	469,957	503,909
4.00% due 10/01/2043	31,041	33,213
4.00% due 12/01/2043	458,331	497,183
4.00% due 10/01/2044	354,701	379,522
4.00% due March TBA	926,000	990,035
4.50% due 06/01/2019	27,582	28,942
4.50% due 01/01/2039	33,956	36,998
4.50% due 11/01/2040	132,253	144,226
4.50% due 05/01/2041	180,403	196,786
4.50% due 07/01/2041	112,069	122,185
4.50% due 03/01/2042	608,818	665,033
4.50% due March TBA	1,050,000	1,141,202
5.00% due 03/15/2016	163,000	170,857
5.00% due 01/01/2023	85,684	90,364
5.00% due 04/01/2023	70,045	75,562
5.00% due 03/01/2037	23,699	26,280
5.00% due 05/01/2040	618,974	690,090
5.00% due 06/01/2040	155,916	174,034
5.00% due 07/01/2040	227,080	252,242
5.00% due March TBA	200,000	221,828
5.50% due 08/01/2037	581,232	652,857
5.50% due 06/01/2038	80,349	91,102
6.00% due 02/01/2032	3,752	4,260
6.00% due 10/01/2034	148	169
6.00% due 10/01/2037	58,088	65,902
6.00% due 11/01/2037	182,471	207,552

Security Description	Principal Amount(16)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.00% due 09/01/2038	$150,761	$171,540
6.00% due 11/01/2038	47,432	53,947
6.00% due 06/01/2040	39,617	45,045
6.50% due 11/01/2037	92,547	105,842
6.50% due 10/01/2038	131,799	150,733
Fannie Mae Connecticut Aveue Securities FRS Series 2014-C01, Class M1 1.77% due 01/25/2024(2)	199,536	200,556
Series 2013-C01, Class M1 2.17% due 10/25/2023(2)	254,714	257,392
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	201,800	202,074

		22,962,163

Government National Mtg. Assoc. — 0.1%
4.00% due 03/20/2044	205,803	219,323
6.00% due 08/15/2039	634,092	722,264

		941,587

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	395,000	396,501

Total U.S. Government Agencies
(cost $32,227,926)		32,761,287

U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 1.3%
3.00% due 11/15/2044	1,208,000	1,308,037
3.13% due 02/15/2043	1,486,000	1,640,869
3.13% due 08/15/2044#	253,000	280,257
3.38% due 05/15/2044	2,060,000	2,386,704
3.50% due 02/15/2039	913,000	1,071,776
3.63% due 02/15/2044	712,000	861,464
3.75% due 11/15/2043	532,000	657,810
4.50% due 02/15/2036	1,650,000	2,223,890
5.25% due 11/15/2028	67,000	90,832

		10,521,639

United States Treasury Notes — 2.3%
0.07% due 01/31/2016 FRS	2,353,000	2,352,946
0.13% due 04/15/2018 TIPS(15)	1,536,192	1,564,636
0.63% due 08/31/2017	4,259,000	4,235,043
0.75% due 01/15/2017	897,600	900,545
1.63% due 12/31/2019	378,000	380,303
1.63% due 08/15/2022	191,000	188,105
1.75% due 10/31/2018	2,936,000	2,987,380
2.00% due 02/15/2022	191,000	193,492
2.13% due 12/31/2021	348,000	355,314
2.25% due 11/15/2024	1,081,000	1,103,803
2.38% due 08/15/2024	1,685,000	1,739,500
2.50% due 05/15/2024	1,906,000	1,988,494
2.75% due 02/15/2024	650,000	692,402
3.63% due 08/15/2019	52,000	56,972
3.88% due 05/15/2018	57,000	62,032

		18,800,967

Total U.S. Government Treasuries
(cost $28,257,216)		29,322,606

LOANS(9)(10) — 1.2%
Aerospace/Defense — 0.1%
SI Organization, Inc. FRS BTL-Delayed Draw 0.75% due 07/15/2015	60,455	60,455

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

LOANS (continued)
Aerospace/Defense (continued)
SI Organization, Inc. FRS BTL-1st Lien 5.75% due 11/23/2019	$909,512	$909,512

		969,967

Computer Services — 0.1%
Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	1,430,631	1,288,164

Computer Software — 0.2%
Vertafore, Inc. FRS BTL-1st Lien 4.25% due 10/03/2019	1,551,296	1,547,418

Electric - Distribution — 0.2%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,364,203	1,350,561

Medical - Hospitals — 0.2%
Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018	1,510,241	1,510,714

Oil Companies - Exploration & Production — 0.1%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 07/09/2021	298,693	227,754
Sabine Oil & Gas LLC FRS BTL-2nd Lien 8.75% due 12/31/2018	647,315	420,755

		648,509

Publishing - Books — 0.2%
Cengage Learning Acquisitions BTL 1.00% due 03/31/2020	1,500,000	1,503,750

Semiconductor Components - Integrated Circuits — 0.1%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	1,164,878	1,150,317

Total Loans
(cost $10,414,347)		9,969,400

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	539,025
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	890,812
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	511,330

Total Municipal Bonds & Notes
(cost $1,736,093)		1,941,167

COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.1%
TPT Acquisition, Inc.†(4)(8)	14,640	219,600

Television — 0.0%
ION Media Networks, Inc.†(4)(8)	316	193,345

Total Common Stocks
(cost $219,603)		412,945

Security Description	Shares/ Principal Amount(16)		Value (Note 2)

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.1%
Citigroup, Inc. Series J 7.13%#		$37,025	$1,015,596

Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%#		14,575	346,010

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		5,100	22,950

Telecom Services — 0.1%
Qwest Corp. 6.13%#		28,275	695,565

Total Preferred Securities
(cost $2,075,542)			2,080,121

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.5%
Banks - Commercial — 0.3%
Danske Bank A/S VRS 5.56% due 03/16/2017(6)	GBP	150,000	240,841
HSBC Bank Capital Funding LP VRS 5.84% due 11/05/2031(6)	GBP	150,000	258,209
Nordea Bank AB VRS 6.13% due 09/23/2024*(6)		456,000	469,680
Standard Chartered Bank VRS 8.10% due 05/11/2016(6)	GBP	275,000	448,440
Woori Bank 4.75% due 04/30/2024		550,000	583,864
Zions Bancorporation VRS Series I 5.80% due 06/15/2023(6)		584,000	557,720

			2,558,754

Banks - Super Regional — 0.2%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(6)		772,000	729,154
Wells Fargo & Co. Series U 5.88% due 06/15/2025(6)		605,000	636,763
Wells Fargo Capital X 5.95% due 12/01/2086		276,000	283,038

			1,648,955

Cellular Telecom — 0.0%
America Movil SAB de CV VRS 6.38% due 09/06/2073	GBP	150,000	257,630

Diversified Banking Institutions — 1.2%
Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(6)		1,011,000	1,022,374
Credit Agricole SA VRS 6.63% due 09/23/2019*(6)		767,000	761,247
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(6)		833,000	825,420
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(6)		680,000	729,300
Deutsche Bank AG VRS 7.50% due 04/30/2025#(6)		1,600,000	1,618,000
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(6)		634,000	623,698

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)		$1,693,000	$1,753,101
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)		636,000	684,495
Societe Generale SA VRS 6.00% due 01/27/2020*#(6)		1,311,000	1,245,607
UBS AG FRS 4.28% due 04/15/2015(6)	EUR	500,000	560,924

			9,824,166

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		462,000	491,777

Finance - Credit Card — 0.1%
American Express Co. FRS 5.20% due 11/15/2019(6)		831,000	842,426

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(8)		101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		683,000	685,732

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*		2,372,000	2,022,130

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,800,000	1,899,000

Insurance - Life/Health — 0.4%
Nippon Life Insurance Co. VRS 5.10% due 10/16/2044*		947,000	1,008,555
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,923,000	2,033,573

			3,042,128

Insurance - Multi-line — 0.2%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*		660,000	714,406
MetLife, Inc. 6.40% due 12/15/2066		755,000	883,350

			1,597,756

Real Estate Management/Services — 0.1%
Deutsche Annington Finance BV VRS 4.00% due 12/17/2021(6)	EUR	500,000	594,495

Telephone - Integrated — 0.2%
Orange SA VRS 4.25% due 02/07/2020(6)	EUR	450,000	551,286
Telefonica Europe BV VRS 4.20% due 12/04/2019(6)	EUR	500,000	595,195
Telefonica Europe BV VRS 6.75% due 11/26/2020(6)	GBP	200,000	338,275

			1,484,756

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	$984,000	$1,068,871

Total Preferred Securities/Capital Securities
(cost $27,133,925)		28,018,586

Total Long-Term Investment Securities
(cost $770,352,220)		764,147,595

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Prime Portfolio(17)	26,106,722	26,106,722

Time Deposits — 5.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/02/2015	$44,489,000	44,489,000

Total Short-Term Investment Securities
(cost $70,595,722)		70,595,722

TOTAL INVESTMENTS
(cost $840,947,942)(18)	102.8%	834,743,317
Liabilities in excess of other assets	(2.8)	(22,841,418)

NET ASSETS —	100.0%	$811,901,899

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2015, the aggregate value of these securities was $211,608,150 representing 26.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Security in default of interest and principal at maturity.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Interest Only
(8)	Illiquid security. At February 28, 2015, the aggregate value of these securities was $2,511,458 representing 0.3% of net assets.
(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Company has filed for Chapter 7 bankruptcy.
(12)	Company has filed for bankruptcy protection in the country of issuance.
(13)	Security in default of interest and principal at maturity.
(14)	PIK (“Payment-in-Kind) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(15)	Principal amount of security is adjusted for inflation.
(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	At February 28, 2015, the Fund had loaned securities with a total value of $25,850,165. This was secured by collateral of $26,106,722, which was received in cash and subsequently invested in short-term investments currently valued at $26,106,722 as reported in the Portfolio of Investments. Additional collateral of $284,945 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2015
Federal National Mtg. Assoc	2.15% to 20.22%	06/01/2022 to 03/01/2045	$188,007
Government National Mtg. Assoc	4.46% to 8.35%	02/20/2039 to 08/20/2062	43,013
Federal Home Loan Mtg. Corp	2.38% to 32.38%	11/01/2025 to 01/01/2045	53,925

(18)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2015 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro

GBP—British Pound

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	31,106,875	USD	38,341,781	03/06/2015	$3,530,428	$–
	GBP	6,154,714	USD	9,646,875	03/06/2015	145,126	–
	GBP	494,109	USD	750,000	03/06/2015	–	(12,813)

						3,675,554	(12,813)

JPMorgan Chase Bank N.A.	EUR	3,400,000	USD	3,872,413	03/06/2015	67,511	–
	EUR	27,939,328	USD	31,650,000	03/27/2015	376,040	–
	GBP	3,979,137	USD	6,075,000	03/06/2015	–	(68,058)

						443,551	(68,058)

Net Unrealized Appreciation/(Depreciation)						$4,119,105	$(80,871)

EUR—Euro

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$5,946,748	$82,398	$6,029,146
U.S. Corporate Bonds & Notes:
Airlines	—	4,072,835	120,764	4,193,599
Electric-Integrated	—	6,482,558	137,980	6,620,538
Gambling (Non-Hotel)	—	—	65,770	65,770
Rubber/Plastic Products	—	—	0	0
Other Industries	—	364,959,557	—	364,959,557
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	191,356,174	—	191,356,174
Foreign Government Obligations	—	86,416,699	—	86,416,699
U.S. Government Agencies	—	32,761,287	—	32,761,287
U.S. Government Treasuries	—	29,322,606	—	29,322,606
Loans	—	9,969,400	—	9,969,400
Municipal Bonds & Notes	—	1,941,167	—	1,941,167
Common Stocks	—	—	412,945	412,945
Preferred Securities	2,080,121	—	—	2,080,121
Preferred Securities/Capital Securities	—	28,018,586	—	28,018,586
Short-Term Investment Securities:
Registered Investment Companies	26,106,722	—	—	26,106,722
Time Deposits	—	44,489,000	—	44,489,000

Total Investments at Value	$28,186,843	$805,736,617	$819,857	$834,743,317

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$4,119,105	$—	$4,119,105

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$80,871	$—	$80,871

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2015 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$88,352,933	$–	$1,120,316,255	$444,867,463
Investments at value (affiliated)*	541,960,254	–	336,922,108	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	24,958,000

Total investments	541,960,254	88,352,933	336,922,108	1,120,316,255	469,825,463

Cash	124,153	232	120,812	563,601	2,344,355
Foreign cash*	–	–	–	–	58,750
Due from broker	–	–	–	–	672,783
Receivable for:
Trust shares sold	353,220	6,251	355,106	603,326	144,921
Dividends and interest	–	53,189	–	6,496,757	7,099,364
Investments sold	–	–	–	34,819,760	15,898
Payments on swap contracts	–	–	–	–	128,454
Securities lending income	–	56	–	8,662	22,134
Prepaid expenses and other assets	8,197	6,684	5,541	22,079	14,770
Due from investment adviser for expense reimbursements/fee waivers	14,134	8,095	10,762	15,452	5,752
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	77,785
Swap premiums paid	–	–	–	–	805,484
Unrealized appreciation on swap contracts	–	–	–	–	219,965

TOTAL ASSETS	542,459,958	88,427,440	337,414,329	1,162,845,892	481,435,878

LIABILITIES:
Payable for:
Trust shares reaquired	100,043	85,503	6,704	70,387	7,136
Investments purchased	253,177	296,841	348,402	92,872,420	5,164,453
Investment advisory and management fees	40,801	36,230	25,560	341,101	203,341
Shareholder services	–	16,468	–	196,407	82,328
Administrative service fees	–	4,446	–	53,030	22,229
Transfer agent fees and expenses	694	1,387	694	1,387	1,387
Trustees’ fees and expenses	8,490	4,469	5,717	18,406	12,590
Other accrued expenses	54,608	33,333	44,881	94,520	58,262
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	–	–	–	–	–
Collateral upon return of securities loaned	–	515,426	–	11,004,436	34,871,053
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	1,140,840
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	457,813	994,103	431,958	104,652,094	41,563,619

NET ASSETS	$542,002,145	$87,433,337	$336,982,371	$1,058,193,798	$439,872,259

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$442,546	$51,645	$254,974	$936,932	$552,884
Additional paid in capital	409,442,194	61,379,107	290,845,555	1,002,165,673	432,578,660
Accumulated undistributed net investment income (loss)	14,302,534	427,185	9,957,422	31,983,156	31,613,452
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	65,456,515	2,304,057	23,368,467	3,204,826	(25,395,499)
Unrealized appreciation (depreciation) on investments	52,358,356	23,271,343	12,555,953	19,903,211	227,667
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	–	–	219,965
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	75,130
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$542,002,145	$87,433,337	$336,982,371	$1,058,193,798	$439,872,259

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	44,254,590	5,164,515	25,497,435	93,693,210	55,288,385
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.25	$16.93	$13.22	$11.29	$7.96

* Cost
Investments (unaffiliated)	$–	$65,081,590	$–	$1,100,413,044	$444,639,796

Investments (affiliated)	$489,601,898	$–	$324,366,155	$–	$–

Foreign cash	$–	$–	$–	$–	$58,776

† Including securities on loan	$–	$495,540	$–	$11,204,888	$33,996,890

See Notes to Financial Statements

116

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2015 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*†	$613,486,307	$211,417,643	$159,826,059	$914,572,251	$–
Investments at value (affiliated)*	–	–	–	–	834,245,525
Repurchase agreements (cost approximates value)	2,065,000	–	713,000	52,627,000	–

Total investments	615,551,307	211,417,643	160,539,059	967,199,251	834,245,525

Cash	10,352,692	279	15,237	758	160,771
Foreign cash*	3,164,073	–	–	26	–
Due from broker	–	–	–	–	–
Receivable for:
Trust shares sold	48,224	7,525	4,456	15,488	32,759
Dividends and interest	859,282	435,429	77,046	916,718	–
Investments sold	9,938,478	3,549,901	3,727,688	3,062,174	166,999
Payments on swap contracts	–	–	–	–	–
Securities lending income	16,002	574	1,071	2,462	–
Prepaid expenses and other assets	28,649	20,975	14,593	37,114	12,673
Due from investment adviser for expense reimbursements/fee waivers	149,526	10,220	34,898	–	19,272
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	640,108,233	215,442,546	164,414,048	971,233,991	834,637,999

LIABILITIES:
Payable for:
Trust shares reaquired	15,719	249,862	40,630	450,637	199,758
Investments purchased	4,888,172	3,112,209	2,609,294	1,123,357	–
Investment advisory and management fees	369,546	80,331	89,517	505,733	63,135
Shareholder services	113,086	40,166	29,916	182,711	–
Administrative service fees	30,533	10,845	8,077	49,332	–
Transfer agent fees and expenses	1,437	1,213	1,213	1,291	694
Trustees’ fees and expenses	26,302	10,727	7,894	32,291	13,204
Other accrued expenses	90,698	46,198	40,502	73,598	68,526
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	115,286	–	–	–	–
Line of credit	–	143,364	–	–	–
Collateral upon return of securities loaned	30,768,251	–	3,711,241	10,896,406	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	36,419,030	3,694,915	6,538,284	13,315,356	345,317

NET ASSETS	$603,689,203	$211,747,631	$157,875,764	$957,918,635	$834,292,682

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$395,152	$115,020	$147,329	$373,195	$526,707
Additional paid in capital	640,963,959	210,527,711	112,144,912	589,767,956	668,775,426
Accumulated undistributed net investment income (loss)	5,951,131	4,020,202	(653,443)	3,332,652	22,485,910
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(139,905,719)	(45,201,812)	24,425,842	131,377,612	78,296,544
Unrealized appreciation (depreciation) on investments	96,449,410	42,286,510	21,811,124	233,068,078	64,208,095
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(49,444)	–	–	(858)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(115,286)	–	–	–	–

NET ASSETS	$603,689,203	$211,747,631	$157,875,764	$957,918,635	$834,292,682

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	39,515,247	11,501,970	14,732,857	37,319,459	52,670,726
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.28	$18.41	$10.72	$25.67	$15.84

* Cost
Investments (unaffiliated)	$517,036,897	$169,131,133	$138,014,935	$681,504,173	$–

Investments (affiliated)	$–	$–	$–	$–	$770,037,430

Foreign cash	$3,135,906	$–	$–	$26	$–

† Including securities on loan	$29,605,897	$–	$3,657,247	$10,394,658	$–

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2015 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$157,807,771	$141,963,808	$577,437,669	$755,757,016	$834,743,317
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	3,420,000	–	18,346,000	2,934,000	–

Total investments	161,227,771	141,963,808	595,783,669	758,691,016	834,743,317

Cash	88	7,404	–	4,235	1,306,655
Foreign cash*	–	–	–	–	749,807
Due from broker	–	–	373,000	–	–
Receivable for:
Trust shares sold	140,518	17,249	10,798	305,432	18,929
Dividends and interest	57,212	24,057	902,993	1,253,392	10,776,236
Investments sold	–	665,033	11,624,998	–	11,134,714
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	38,096	20,287	3,312	19,682
Prepaid expenses and other assets	16,045	6,577	22,120	32,303	23,833
Due from investment adviser for expense reimbursements/fee waivers	63,283	7,834	29,502	22,835	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	4,119,105
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	161,504,917	142,730,058	608,767,367	760,312,525	862,892,278

LIABILITIES:
Payable for:
Trust shares reaquired	128,668	67,322	51,249	261,943	315,488
Investments purchased	–	1,077,744	10,115,457	–	23,873,187
Investment advisory and management fees	30,672	72,917	281,154	142,790	312,129
Shareholder services	30,672	21,588	106,661	142,790	154,227
Administrative service fees	8,281	5,829	28,798	38,553	41,641
Transfer agent fees and expenses	519	1,387	1,213	423	1,364
Trustees’ fees and expenses	13,184	4,597	17,391	28,364	20,795
Other accrued expenses	46,084	36,067	66,576	67,908	83,955
Variation margin on futures contracts	–	–	32,288	223,650	–
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	–	–	–	–	–
Collateral upon return of securities loaned	–	25,232,616	42,722,473	3,804,699	26,106,722
Due to custodian	–	–	481,620	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	80,871

TOTAL LIABILITIES	258,080	26,520,067	53,904,880	4,711,120	50,990,379

NET ASSETS	$161,246,837	$116,209,991	$554,862,487	$755,601,405	$811,901,899

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,614,983	$65,751	$323,411	$382,489	$690,754
Additional paid in capital	159,912,556	79,477,876	369,198,367	532,181,191	763,442,077
Accumulated undistributed net investment income (loss)	(5,309)	(795,155)	5,725,832	13,516,707	42,530,534
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(275,393)	15,197,980	89,832,008	38,820,208	7,505,040
Unrealized appreciation (depreciation) on investments	–	22,263,539	89,667,849	167,401,672	(6,204,625)
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	115,062	3,299,138	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(42)	–	3,938,119
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$161,246,837	$116,209,991	$554,862,487	$755,601,405	$811,901,899

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	161,498,318	6,575,076	32,341,074	38,248,939	69,075,356
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$17.67	$17.16	$19.75	$11.75

* Cost
Investments (unaffiliated)	$157,807,771	$119,700,269	$487,769,820	$588,355,344	$840,947,942

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$758,514

† Including securities on loan	$–	$24,103,766	$40,493,282	$7,708,966	$25,850,165

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2015 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$514,069	$–	$47,337	$175,748
Dividends (affiliated)	6,136,497	–	2,848,843	–	–
Securities lending income	–	56	–	50,134	158,796
Interest (unaffiliated)	–	62	–	13,681,325	12,209,017

Total investment income*	6,136,497	514,187	2,848,843	13,778,796	12,543,561

EXPENSES:
Investment advisory and management fees	254,087	233,883	161,104	2,081,895	1,271,964
Administrative service fee	–	28,704	–	322,031	138,912
Shareholder services fee	–	106,311	–	1,192,708	514,488
Transfer agent fees and expenses	950	1,899	950	1,899	1,899
Custodian and accounting fees	6,001	5,176	6,000	35,598	15,006
Reports to shareholders	34,360	5,813	21,959	65,407	28,824
Audit and tax fees	14,453	16,082	14,453	22,191	19,452
Legal fees	10,537	5,368	8,312	15,571	10,238
Trustees’ fees and expenses	20,822	3,517	13,178	39,381	17,500
Interest expense	–	–	–	–	–
Other expenses	6,493	6,984	5,961	9,592	9,574

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	347,703	413,737	231,917	3,786,273	2,027,857

Fees waived and expenses reimbursed by investment advisor (Note 3)	(93,615)	(52,280)	(70,814)	(112,738)	(52,222)
Fees paid indirectly (Note 7)	–	(4,186)	–	–	–

Net expenses	254,088	357,271	161,103	3,673,535	1,975,635

Net investment income (loss)	5,882,409	156,916	2,687,740	10,105,261	10,567,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	2,972,045	–	4,545,120	(322,187)
Net realized gain (loss) on investments (affiliated)	20,476,393	–	7,100,971	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	10,675,943	–	3,058,596	–	–
Net realized gain (loss) on futures and swap contracts	–	–	–	–	6,407
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	1,258,247

Net realized gain (loss) on investments and foreign currencies	31,152,336	2,972,045	10,159,567	4,545,120	942,467

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	2,338,892	–	2,969,601	(10,133,072)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(27,361,985)	–	(10,206,751)	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	220,379
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	24,519
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(27,361,985)	2,338,892	(10,206,751)	2,969,601	(9,888,174)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,790,351	5,310,937	(47,184)	7,514,721	(8,945,707)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,672,760	$5,467,853	$2,640,556	$17,619,982	$1,622,219

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$866	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2015 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,745,005	$2,078,706	$571,921	$6,073,544	$–
Dividends (affiliated)	–	–	–	–	8,101,377
Securities lending income	88,563	3,596	9,405	27,903	–
Interest (unaffiliated)	1,818	1,051	–	2	–

Total investment income*	3,835,386	2,083,353	581,326	6,101,449	8,101,377

EXPENSES:
Investment advisory and management fees	2,274,669	529,093	580,434	3,211,357	395,823
Administrative service fee	187,741	71,428	52,384	312,888	–
Shareholder services fee	695,337	264,546	194,015	1,158,846	–
Transfer agent fees and expenses	1,821	1,662	1,662	1,901	950
Custodian and accounting fees	87,953	5,039	5,524	28,220	6,000
Reports to shareholders	39,169	14,714	10,769	63,612	53,937
Audit and tax fees	16,346	16,101	16,087	16,205	14,453
Legal fees	19,494	6,960	8,170	15,187	14,158
Trustees’ fees and expenses	24,249	8,993	6,574	39,239	32,533
Interest expense	139	367	–	–	–
Other expenses	76,421	8,643	7,901	13,359	7,288

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,423,339	927,546	883,520	4,860,814	525,142

Fees waived and expenses reimbursed by investment advisor (Note 3)	(641,803)	(70,368)	(223,867)	–	(129,319)
Fees paid indirectly (Note 7)	(30,418)	(9,223)	(6,861)	(1,639)	–

Net expenses	2,751,118	847,955	652,792	4,859,175	395,823

Net investment income (loss)	1,084,268	1,235,398	(71,466)	1,242,274	7,705,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(14,365,795)	14,781,866	1,396,383	40,984,643	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	22,414,134
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	12,677,849
Net realized gain (loss) on futures and swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(380,477)	(266)	–	(15,716)	–

Net realized gain (loss) on investments and foreign currencies	(14,746,272)	14,781,600	1,396,383	40,968,927	35,091,983

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	6,424,866	(6,773,776)	7,425,709	(23,335,719)	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(30,304,323)
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(35,598)	–	–	(260)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	54,622	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	6,443,890	(6,773,776)	7,425,709	(23,335,979)	(30,304,323)

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,302,382)	8,007,824	8,822,092	17,632,948	4,787,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,218,114)	$9,243,222	$8,750,626	$18,875,222	$12,493,214

* Net of foreign withholding taxes on interest and dividends of	$182,338	$8,464	$604	$47,390	$–

** Net of foreign withholding taxes on capital gains of	$24,187	$–	$–	$–	$–

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2015 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$210,460	$5,576,027	$7,071,406	$63,186
Dividends (affiliated)	–	–	–	–	–
Securities lending income	–	237,582	161,167	52,744	145,215
Interest (unaffiliated)	125,616	89	155	1,688	17,325,754

Total investment income*	125,616	448,131	5,737,349	7,125,838	17,534,155

EXPENSES:
Investment advisory and management fees	205,752	471,617	1,789,438	870,774	1,949,483
Administrative service fee	55,553	37,701	183,252	235,109	258,950
Shareholder services fee	205,752	139,632	678,709	870,774	959,073
Transfer agent fees and expenses	711	1,899	1,662	712	2,136
Custodian and accounting fees	6,810	7,855	36,336	12,470	45,880
Reports to shareholders	11,768	7,491	36,860	45,236	51,489
Audit and tax fees	19,072	16,117	16,549	16,471	22,191
Legal fees	6,129	5,469	10,574	12,282	13,190
Trustees’ fees and expenses	6,933	4,377	22,440	27,601	31,084
Interest expense	–	–	–	–	–
Other expenses	8,088	7,377	13,382	12,985	10,977

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	526,568	699,535	2,789,202	2,104,414	3,344,453

Fees waived and expenses reimbursed by investment advisor (Note 3)	(409,191)	(51,641)	(210,107)	(153,881)	–
Fees paid indirectly (Note 7)	–	(4,443)	(5,670)	–	–

Net expenses	117,377	643,451	2,573,425	1,950,533	3,344,453

Net investment income (loss)	8,239	(195,320)	3,163,924	5,175,305	14,189,702

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,750	3,788,923	23,563,170	65,623,721	(2,008,508)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures and swap contracts	–	–	(16,842)	(579,654)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(394)	–	2,732,021

Net realized gain (loss) on investments and foreign currencies	2,750	3,788,923	23,545,934	65,044,067	723,513

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	5,747,429	(10,630,249)	(28,518,466)	(19,169,384)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	55,546	2,638,849	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(53)	–	3,964,673
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	5,747,429	(10,574,756)	(25,879,617)	(15,204,711)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,750	9,536,352	12,971,178	39,164,450	(14,481,198)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,989	$9,341,032	$16,135,102	$44,339,755	$(291,496)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$9,995	$785	$(4,058)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,882,409	$7,266,347	$156,916	$255,143	$2,687,740	$6,625,902	$10,105,261	$19,972,850
Net realized gain (loss) on investments and foreign currencies	31,152,336	40,365,176	2,972,045	9,294,789	10,159,567	14,720,914	4,545,120	5,232,221
Net unrealized gain (loss) on investments and foreign currencies	(27,361,985)	30,661,574	2,338,892	7,595,048	(10,206,751)	14,470,364	2,969,601	30,471,351

Net increase (decrease) in net assets resulting from operations	9,672,760	78,293,097	5,467,853	17,144,980	2,640,556	35,817,180	17,619,982	55,676,422

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,505,168)	–	(366,049)	–	(5,887,996)	–	(17,230,746)
Net realized gain on securities	–	(4,182,865)	–	–	–	(7,929,644)	–	(6,638,175)

Total distributions to shareholders	–	(8,688,033)	–	(366,049)	–	(13,817,640)	–	(23,868,921)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	20,216,399	43,375,246	(5,248,511)	340,301	11,578,044	38,403,796	93,874,935	142,107,878

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,889,159	112,980,310	219,342	17,119,232	14,218,600	60,403,336	111,494,917	173,915,379
NET ASSETS:
Beginning of period	512,112,986	399,132,676	87,213,995	70,094,763	322,763,771	262,360,435	946,698,881	772,783,502

End of period†	$542,002,145	$512,112,986	$87,433,337	$87,213,995	$336,982,371	$322,763,771	$1,058,193,798	$946,698,881

† Includes accumulated undistributed net investment income (loss) of	$14,302,534	$8,420,125	$427,185	$270,269	$9,957,422	$7,269,682	$31,983,156	$21,877,895

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,567,926	$20,878,918	$1,084,268	$6,049,714	$1,235,398	$2,754,960	$(71,466)	$(702,251)
Net realized gain (loss) on investments and foreign currencies	942,467	2,708,958	(14,746,272)	52,160,268	14,781,600	24,613,024	1,396,383	24,004,493
Net unrealized gain (loss) on investments and foreign currencies	(9,888,174)	10,455,035	6,443,890	13,692,136	(6,773,776)	14,546,846	7,425,709	(4,477,511)

Net increase (decrease) in net assets resulting from operations	1,622,219	34,042,911	(7,218,114)	71,902,118	9,243,222	41,914,830	8,750,626	18,824,731

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(19,808,145)	–	(7,277,253)	–	(2,408,346)	–	(105,680)
Net realized gain on securities	–	–	–	–	–	–	–	(13,615,676)

Total distributions to shareholders	–	(19,808,145)	–	(7,277,253)	–	(2,408,346)	–	(13,721,356)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,791,313	64,473,241	24,276,692	(2,497,342)	(18,948,329)	(6,561,412)	(14,147,626)	25,584,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,413,532	78,708,007	17,058,578	62,127,523	(9,705,107)	32,945,072	(5,397,000)	30,688,287
NET ASSETS:
Beginning of period	420,458,727	341,750,720	586,630,625	524,503,102	221,452,738	188,507,666	163,272,764	132,584,477

End of period†	$439,872,259	$420,458,727	$603,689,203	$586,630,625	$211,747,631	$221,452,738	$157,875,764	$163,272,764

† Includes accumulated undistributed net investment income (loss) of	$31,613,452	$21,045,526	$5,951,131	$4,866,863	$4,020,202	$2,784,804	$(653,443)	$(581,977)

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,242,274	$2,075,776	$7,705,554	$13,141,023	$8,239	$18,269	$(195,320)	$(952,646)
Net realized gain (loss) on investments and foreign currencies	40,968,927	93,532,985	35,091,983	49,550,508	2,750	3,813	3,788,923	12,662,998
Net unrealized gain (loss) on investments and foreign currencies	(23,335,979)	103,385,564	(30,304,323)	42,200,607	–	–	5,747,429	(1,491,826)

Net increase (decrease) in net assets resulting from operations	18,875,222	198,994,325	12,493,214	104,892,138	10,989	22,082	9,341,032	10,218,526

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,838,127)	–	(9,639,062)	(8,239)	(18,269)	–	–
Net realized gain on securities	–	(56,626,113)	–	(18,691,684)	–	–	–	(9,287,508)

Total distributions to shareholders	–	(59,464,240)	–	(28,330,746)	(8,239)	(18,269)	–	(9,287,508)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(30,547,141)	(29,550,216)	23,278,443	115,774,643	(9,331,225)	(15,238,959)	(7,038,098)	10,950,877

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,671,919)	109,979,869	35,771,657	192,336,035	(9,328,475)	(15,235,146)	2,302,934	11,881,895
NET ASSETS:
Beginning of period	969,590,554	859,610,685	798,521,025	606,184,990	170,575,312	185,810,458	113,907,057	102,025,162

End of period†	$957,918,635	$969,590,554	$834,292,682	$798,521,025	$161,246,837	$170,575,312	$116,209,991	$113,907,057

† Includes accumulated undistributed net investment income (loss) of	$3,332,652	$2,090,378	$22,485,910	$14,780,356	$(5,309)	$(5,309)	$(795,155)	$(599,835)

See Notes to Financial Statements

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VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,163,924	$2,987,328	$5,175,305	$8,252,065	$14,189,702	$29,797,722
Net realized gain (loss) on investments and foreign currencies	23,545,934	70,154,050	65,044,067	59,138,385	723,513	6,453,534
Net unrealized gain (loss) on investments and foreign currencies	(10,574,756)	17,689,920	(25,879,617)	82,346,790	(15,204,711)	32,063,862

Net increase (decrease) in net assets resulting from operations	16,135,102	90,831,298	44,339,755	149,737,240	(291,496)	68,315,118

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(5,081,303)	–	(8,877,502)	–	(27,105,883)
Net realized gain on securities	–	(54,119,437)	–	–	–	(7,156,730)

Total distributions to shareholders	–	(59,200,740)	–	(8,877,502)	–	(34,262,613)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,442,647)	19,173,971	32,027,019	(40,997,190)	57,101,539	31,636,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,307,545)	50,804,529	76,366,774	99,862,548	56,810,043	65,689,307
NET ASSETS:
Beginning of period	558,170,032	507,365,503	679,234,631	579,372,083	755,091,856	689,402,549

End of period†	$554,862,487	$558,170,032	$755,601,405	$679,234,631	$811,901,899	$755,091,856

† Includes accumulated undistributed net investment income (loss) of	$5,725,832	$2,561,908	$13,516,707	$8,341,402	$42,530,534	$28,340,832

See Notes to Financial Statements

125

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2015 are reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

126

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other long term debt securities and short term debt securities with maturities in excess of 60 days are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by a Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended February 28, 2015, the High Yield Bond Fund and Strategic Bond used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of February 28, 2015, the High Yield Bond Fund and Strategic Bond had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended February 28, 2015, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of February 28, 2015, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the six months ended February 28, 2015, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). As of February 28, 2015, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of Investments.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of February 28, 2015, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

At February 28, 2015, the due to/from broker amount as disclosed in the Statements of Assets and Liabilities for the High Yield Bond Fund includes amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables represent the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended February 28, 2015. For a detailed presentation of derivatives held as of February 28, 2015, please refer to each Fund’s Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$77,785	Unrealized depreciation on forward foreign currency contracts	$—
Credit contracts(3)	Unrealized appreciation on swap contracts	219,965	Unrealized depreciation on swap contracts	—

		$297,750		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,281,961	$25,670
Credit contracts(3)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	6,407	220,379

		$1,288,368	$246,049

(1)	The Fund’s derivative contracts held during the year ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $8,444,369.
(3)	The average notional amount outstanding for credit default swap contracts was $12,047,183.

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$32,288

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$(16,842)	$55,546

(1)	The Fund’s derivative contracts held during the year ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,459,105.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $115,062 as reported in the Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$223,650

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$(579,654)	$2,638,849

(1)	The Fund’s derivative contracts held during the year ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $38,158,787.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,299,138 as reported in the Portfolio of Investments.

	Strategic Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$4,119,105	Unrealized depreciation on forward foreign currency contracts	$80,871

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Foreign Exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,043,302	$4,038,234

(1)	The Fund’s derivative contracts held during the year ended February 28, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $69,003,795.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 28, 2015. The repurchase agreements held by the Funds and securities on loan as of February 28, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley and Co. International PLC	$77,785	$—	$—	$77,785	$—	$—	$—	$—	$77,785	$—	$77,785

	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$3,675,554	$—	$—	$3,675,554	$12,813	$—	$—	$12,813	$3,662,741	$—	$3,662,741
JPMorgan Chase Bank N.A.	443,551	—	—	443,551	68,058	—	—	68,058	375,493	—	375,493

Total	$4,119,105	$—	$—	$4,119,105	$80,871	$—	$—	$80,871	$4,038,234	$—	$4,038,234

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

131

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the six months ended February 28, 2015, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs. For the six months ended February 28, 2015, the Core Bond Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $1,743,523 and $247,034, respectively.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 28, 2015, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of February 28, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.91%	$3,420,000
Socially Responsible	1.64	2,934,000

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated February 28, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $179,305,000, a repurchase price of $179,305,000 and maturity date of March 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	03/31/2018	$17,435,000	$17,311,804
U.S. Treasury Bonds	8.00	11/15/2021	116,875,000	165,580,669

H. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. For the Lifestyle Funds, distributions from income from underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

133

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011—2013 or expected to be taken in each Fund’s 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million

134

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into sub-advisory agreements with the following:

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.(1)

UBS Global Asset Management (Americas), Inc. (“UBS Global”)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Co., LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management, Inc. (“Wells Capital”)—subadviser for the Mid Cap Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2015. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Trustees”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the six months ended February 28, 2015, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$93,615
Capital Appreciation	52,280
Conservative Growth Lifestyle	70,814

(1) Effective	March 13, 2015, Tocqueville is no longer a subadviser of the Mid Cap Value Fund.

135

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Amount
Core Bond	$112,738
High Yield Bond	52,222
International Opportunities	641,803
Large Cap Value	70,368
Mid Cap Growth	223,867
Mid Cap Value	—
Moderate Growth Lifestyle	129,319
Money Market II	73,915
Small Cap Growth	51,641
Small Cap Value	210,107
Socially Responsible	153,881
Strategic Bond	—

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2015, VALIC voluntarily waived fees and/or reimbursed expenses of $335,276 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund in the Series and VCI, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 28, 2015, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

Effective September 1, 2014, VC II, on behalf of each Fund, entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable [universal] life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. Prior to September 1, 2014, VALIC provided the aforementioned services to the Series and VC I under a substantially similar agreement for the same annual fee. For the six months ended February 28, 2015, VRSCO and/or VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2015, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2015, VC II has deferred $9,125 of trustee compensation.

At February 28, 2015, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

136

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	VALIC
High Yield Bond	99.96%
International Opportunities	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.75%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.94%

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 28, 2015, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2015
VALIC Co. I Blue Chip Growth Fund	$—	$2,341,885	$29,450,418	$2,341,885	$5,514,616	$2,867,525	$(2,978,351)	$26,166,861
VALIC Co. I Capital Conservation Fund	196,986	—	—	10,580,725	139,739	280	(12,751)	10,428,515
VALIC Co. I Dividend Value Fund	205,138	623,659	24,064,385	828,798	14,308,199	4,212,165	(4,289,698)	10,507,451
VALIC Co. I Emerging Economies Fund	293,247	—	26,219,503	293,247	9,470,382	(63,691)	(2,869,133)	14,109,544
VALIC Co. I Foreign Value Fund	699,031	—	34,303,227	5,558,766	7,962,947	593,043	(5,237,446)	27,254,643
VALIC Co. I Global Real Estate Fund	1,017,552	1,025,886	28,522,503	14,247,986	2,947,557	1,250,225	(675,770)	40,397,387
VALIC Co. I Government Securities Fund	280,731	—	3,554,689	9,532,768	—	—	(85,895)	13,001,562
VALIC Co. I Inflation Protected Fund	244,629	24,350	1,235,949	12,062,523	—	—	(293,341)	13,005,131
VALIC Co. I International Equities Index Fund	1,530,714	—	31,812,058	13,791,276	—	—	(1,388,312)	44,215,022
VALIC Co. I International Government Bond Fund	29,803	3,181	—	1,275,600	—	—	(59,166)	1,216,434
VALIC Co. I International Growth Fund	397,637	176,322	21,927,119	6,214,755	—	—	(194,047)	27,947,827
VALIC Co. I Mid Cap Index Fund	237,688	1,295,781	25,593,715	1,533,468	2,377,019	215,722	(744,216)	24,221,670
VALIC Co. I Mid Cap Strategic Growth Fund	—	917,639	6,513,673	1,057,986	218,371	56,916	(679,548)	6,730,656
VALIC Co. I Nasdaq-100 Index Fund	145,962	175,461	18,034,846	321,424	3,208,757	1,293,402	(153,145)	16,287,770
VALIC Co. I Science & Technology Fund	—	1,322,854	18,497,800	1,322,854	5,838,922	2,953,666	(3,370,855)	13,564,543
VALIC Co. I Small Cap Index Fund	162,855	838,980	19,731,706	1,001,835	4,604,001	822,435	(969,819)	15,982,156
VALIC Co. I Small Cap Special Values Fund	75,187	597,058	8,708,436	672,245	867,422	327,162	(685,921)	8,154,500
VALIC Co. I Stock Index Fund	592,406	1,332,887	61,608,422	23,920,179	43,431,652	4,468,646	(5,674,502)	40,891,093
VALIC Co. I Value Fund	26,931	—	1,792,600	26,932	—	—	56,162	1,875,694
VALIC Co. II Capital Appreciation Fund	—	—	16,032,354	—	1,013,833	640,696	375,655	16,034,872
VALIC Co. II Core Bond Fund	—	—	29,046,205	21,601,826	6,157,441	9,542	589,306	45,089,438
VALIC Co. II High Yield Bond Fund	—	—	13,785,216	5,191,977	1,949,759	57,452	14,222	17,099,108
VALIC Co. II International Opportunities Fund	—	—	7,252,270	—	—	—	(102,935)	7,149,335
VALIC Co. II Large Cap Value Fund	—	—	7,047,372	—	694,930	228,169	88,728	6,669,339
VALIC Co. II Mid Cap Growth Fund	—	—	7,688,350	—	33,474	8,302	430,088	8,093,266
VALIC Co. II Mid Cap Value Fund	—	—	29,737,808	—	731,660	331,179	258,316	29,595,643
VALIC Co. II Small Cap Growth Fund	—	—	7,598,566	2,611,622	88,411	20,011	856,910	10,998,698
VALIC Co. II Small Cap Value Fund	—	—	16,694,674	—	976,841	183,546	285,730	16,187,109
VALIC Co. II Strategic Bond Fund	—	—	15,674,422	13,262,816	—	—	147,749	29,084,987

	$6,136,497	$10,675,943	$512,128,286	$149,253,493	$112,535,933	$20,476,393	$(27,361,985)	$541,960,254

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2015
VALIC Co. I Blue Chip Growth Fund	$—	$855,840	$11,306,890	$855,840	$2,569,078	$1,025,145	$(1,056,144)	$9,562,653
VALIC Co. I Capital Conservation Fund	272,779	—	6,215,151	12,395,231	4,145,838	6,388	(29,920)	14,441,012
VALIC Co. I Dividend Value Fund	32,532	98,904	4,716,328	227,128	3,227,748	768,963	(818,331)	1,666,340

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Conservative Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2015
VALIC Co. I Emerging Economies Fund	$78,843	$—	$9,985,987	$78,843	$5,158,543	$(442,763)	$(670,022)	$3,793,502
VALIC Co. I Foreign Value Fund	331,020	—	12,256,224	6,615,722	3,789,557	201,732	(2,377,926)	12,906,195
VALIC Co. I Global Real Estate Fund	300,641	303,104	8,869,435	4,707,904	1,775,409	308,550	(174,853)	11,935,627
VALIC Co. I Government Securities Fund	177,264	—	5,834,309	2,414,154	—	—	(38,799)	8,209,664
VALIC Co. I Inflation Protected Fund	247,475	24,634	14,064,662	272,109	641,965	36,568	(574,961)	13,156,413
VALIC Co. I International Equities Index Fund	870,698	—	11,456,813	14,295,681	—	—	(602,199)	25,150,295
VALIC Co. I International Government Bond Fund	76,613	8,176	—	3,279,117	—	—	(152,095)	3,127,022
VALIC Co. I International Growth Fund	189,358	83,966	7,616,819	5,783,601	—	—	(91,421)	13,308,999
VALIC Co. I Mid Cap Index Fund	41,333	225,331	11,192,240	266,663	7,150,723	1,177,767	(1,273,904)	4,212,043
VALIC Co. I Mid Cap Strategic Growth Fund	—	278,140	2,036,364	377,995	185,162	5,909	(195,018)	2,040,088
VALIC Co. I Nasdaq-100 Index Fund	38,416	46,180	4,362,899	84,597	444,613	175,982	107,977	4,286,842
VALIC Co. I Science & Technology Fund	—	501,136	5,832,940	501,136	1,039,072	450,158	(606,521)	5,138,641
VALIC Co. I Small Cap Index Fund	34,025	175,285	6,295,890	209,310	3,131,620	297,568	(332,057)	3,339,091
VALIC Co. I Small Cap Special Values Fund	19,006	150,926	2,184,338	169,932	201,067	63,268	(155,145)	2,061,326
VALIC Co. I Stock Index Fund	136,435	306,974	23,216,977	9,227,974	23,241,664	1,075,683	(1,462,548)	8,816,422
VALIC Co. I Value Fund	2,405	—	160,119	2,405	—	—	5,017	167,541
VALIC Co. II Capital Appreciation Fund	—	—	3,182,328	—	—	—	210,418	3,392,746
VALIC Co. II Core Bond Fund	—	—	69,802,743	12,253,436	16,242,728	155,528	1,096,412	67,065,391
VALIC Co. II High Yield Bond Fund	—	—	28,007,537	9,885,767	3,071,805	224,008	(63,451)	34,982,056
VALIC Co. II International Opportunities Fund	—	—	1,813,850	1,601,177	—	—	(8,451)	3,406,576
VALIC Co. II Large Cap Value Fund	—	—	1,915,831	—	311,913	102,411	(19,064)	1,687,265
VALIC Co. II Mid Cap Growth Fund	—	—	2,069,301	71,684	209,075	51,857	60,012	2,043,779
VALIC Co. II Mid Cap Value Fund	—	—	10,182,224	—	3,510,047	1,351,554	(1,218,859)	6,804,872
VALIC Co. II Small Cap Growth Fund	—	—	1,301,649	341,482	43,818	6,875	132,424	1,738,612
VALIC Co. II Small Cap Value Fund	—	—	2,792,011	—	305,735	57,820	15,005	2,559,101
VALIC Co. II Strategic Bond Fund	—	—	54,074,938	11,759,383	—	—	87,673	65,921,994

	$2,848,843	$3,058,596	$322,746,797	$97,678,271	$80,397,180	$7,100,971	$(10,206,751)	$336,922,108

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Market Value at 02/28/2015
VALIC Co. I Blue Chip Growth Fund	$—	$2,878,078	$35,829,697	$2,878,078	$6,406,593	$2,558,765	$(2,701,982)	$32,157,965
VALIC Co. I Capital Conservation Fund	596,214	—	7,689,338	24,904,264	808,369	8,795	(230,323)	31,563,705
VALIC Co. I Dividend Value Fund	199,088	605,267	23,494,727	804,355	14,142,760	4,124,673	(4,083,418)	10,197,577
VALIC Co. I Emerging Economies Fund	283,333	—	32,678,889	283,333	15,691,504	(558,071)	(3,080,142)	13,632,505
VALIC Co. I Foreign Value Fund	824,532	—	43,812,815	2,672,288	8,934,051	671,120	(6,074,350)	32,147,822
VALIC Co. I Global Real Estate Fund	1,162,535	1,172,056	33,320,496	16,617,503	4,459,946	1,563,661	(888,424)	46,153,290
VALIC Co. I Government Securities Fund	436,983	—	10,286,451	10,064,401	—	—	(112,702)	20,238,150
VALIC Co. I Inflation Protected Fund	419,286	41,736	13,528,944	9,481,534	—	—	(720,119)	22,290,359
VALIC Co. I International Equities Index Fund	2,205,618	—	43,599,935	21,863,778	—	—	(1,753,939)	63,709,774
VALIC Co. I International Government Bond Fund	93,278	9,955	—	3,992,403	—	—	(185,179)	3,807,224
VALIC Co. I International Growth Fund	472,079	209,332	24,623,586	8,739,665	—	—	(183,291)	33,179,960
VALIC Co. I Mid Cap Index Fund	282,674	1,541,027	35,647,770	3,440,439	9,574,513	1,380,927	(2,088,626)	28,805,997
VALIC Co. I Mid Cap Strategic Growth Fund	—	1,142,528	7,759,261	1,391,089	—	—	(770,193)	8,380,157
VALIC Co. I Nasdaq-100 Index Fund	189,454	227,742	21,532,019	417,196	2,219,899	894,415	517,245	21,140,976
VALIC Co. I Science & Technology Fund	—	1,646,316	23,871,246	1,646,316	8,210,478	4,198,460	(4,624,225)	16,881,319
VALIC Co. I Small Cap Index Fund	227,683	1,172,955	25,065,962	3,017,377	5,484,716	977,284	(1,231,700)	22,344,207
VALIC Co. I Small Cap Special Values Fund	86,159	684,184	9,604,265	770,343	614,144	206,239	(622,242)	9,344,461
VALIC Co. I Stock Index Fund	598,533	1,346,673	77,469,900	26,983,838	63,343,375	5,044,998	(6,669,324)	39,486,037
VALIC Co. I Value Fund	23,928	—	1,592,710	23,929	—	—	49,900	1,666,539
VALIC Co. II Capital Appreciation Fund	—	—	18,201,444	—	646,951	396,117	774,875	18,725,485
VALIC Co. II Core Bond Fund	—	—	122,951,710	39,349,128	13,695,259	9,088	2,255,981	150,870,648
VALIC Co. II High Yield Bond Fund	—	—	38,747,948	1,616,739	3,961,316	271,378	(154,194)	36,520,555

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Market Value at 02/28/2015
VALIC Co. II International Opportunities Fund	$—	$—	$7,517,787	$1,737,030	$—	$—	$(28,288)	$9,226,529
VALIC Co. II Large Cap Value Fund	—	—	7,463,917	—	—	—	352,392	7,816,309
VALIC Co. II Mid Cap Growth Fund	—	—	9,183,345	50,195	—	—	529,095	9,762,635
VALIC Co. II Mid Cap Value Fund	—	—	40,025,573	—	1,024,306	454,438	337,622	39,793,327
VALIC Co. II Small Cap Growth Fund	—	—	7,444,821	597,586	—	—	692,832	8,735,239
VALIC Co. II Small Cap Value Fund	—	—	15,542,952	—	1,130,767	211,847	214,721	14,838,753
VALIC Co. II Strategic Bond Fund	—	—	60,063,908	20,590,438	—	—	173,675	80,828,021

	$8,101,377	$12,677,849	$798,551,416	$203,933,245	$160,348,947	$22,414,134	$(30,304,323)	$834,245,525

†	Includes reinvestment of distributions paid.

Note 4 —   Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2015 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$132,441,053	$112,535,933	$—	$—
Capital Appreciation	16,750,980	21,100,620	—	—
Conservative Growth Lifestyle	91,770,832	80,397,180	—	—
Core Bond	352,628,963	291,176,097	493,016,339	480,920,473
High Yield Bond	93,866,079	72,564,004	—	—
International Opportunities	183,103,610	163,930,834	—	—
Large Cap Value	61,469,268	79,136,827	—	—
Mid Cap Growth	70,016,540	85,803,444	—	—
Mid Cap Value	129,712,120	170,619,962	—	—
Moderate Growth Lifestyle	183,154,019	160,348,947	—	—
Small Cap Growth	27,547,197	33,623,630	—	—
Small Cap Value	113,980,741	132,910,045	—	700,000
Socially Responsible	194,556,273	200,605,328	—	—
Strategic Bond	465,764,347	338,913,891	150,353,233	203,365,242

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2015.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$493,281,482	$56,977,297	$(8,298,525)	$48,678,772
Capital Appreciation	65,081,892	23,439,424	(168,383)	23,271,041
Conservative Growth Lifestyle	325,787,932	15,086,754	(3,952,578)	11,134,176
Core Bond	1,101,052,205	25,487,594	(6,223,544)	19,264,050
High Yield Bond	469,635,451	14,144,613	(13,954,601)	190,012
International Opportunities	522,267,568	112,298,599	(19,014,860)	93,283,739
Large Cap Value	169,780,779	44,873,344	(3,236,480)	41,636,864
Mid Cap Growth	138,789,876	22,699,469	(950,286)	21,749,183
Mid Cap Value	736,638,413	249,517,517	(18,956,679)	230,560,838
Moderate Growth Lifestyle	773,327,363	70,129,054	(9,210,892)	60,918,162
Money Market	161,227,771	—	—	—

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Growth	$120,598,578	$28,368,652	$(7,003,422)	$21,365,230
Small Cap Value	509,757,243	115,992,460	(29,966,034)	86,026,426
Socially Responsible	592,966,964	171,859,856	(6,135,804)	165,724,052
Strategic Bond	841,283,647	17,339,749	(23,880,079)	(6,540,330)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2014 and the tax character of distributions paid during they year ended August 31, 2014 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,015,465	$36,393,527	$76,040,757	$5,633,754	$3,054,279
Capital Appreciation	272,960	(667,686)	20,932,149	366,049	—
Conservative Growth Lifestyle	12,368,253	9,535,583	21,340,927	9,716,705	4,100,935
Core Bond	21,848,211	(35,629)	16,294,449	20,149,056	3,719,865
High Yield Bond	21,224,432	(26,334,290)	10,321,579	19,808,145	—
International Opportunities	7,671,663	(124,758,755)	86,675,119	7,277,253	—
Large Cap Value	2,757,320	(59,300,402)	48,410,640	2,408,346	—
Mid Cap Growth	5,454,990	17,636,410	14,323,474	3,684,162	10,037,194
Mid Cap Value	10,351,283	84,674,152	253,894,844	3,091,142	56,373,098
Moderate Growth Lifestyle	18,139,636	43,143,104	91,222,485	16,065,393	12,265,353
Money Market II	1,863	(278,143)	—	18,269	—
Small Cap Growth	420,828	11,884,694	15,617,801	3,069,905	6,217,603
Small Cap Value	14,050,540	58,508,730	96,656,686	20,660,300	38,540,440
Socially Responsible	8,356,671	(23,885,951)	194,242,518	8,877,502	—
Strategic Bond	33,663,602	1,806,930	12,602,500	30,465,101	3,797,512

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—	$—
Capital Appreciation	—	667,686	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	35,629
High Yield Bond	—	26,334,290	—	—
International Opportunities	—	124,758,755	—	—
Large Cap Value	13,365,251	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	278,143	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	—	23,885,951	—	—
Strategic Bond	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2014, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	625,206
High Yield Bond	—	—	—
International Opportunities	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	577,341	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	—
Small Cap Growth	595,006	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	—	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,724,905	$32,177,910	5,312,915	$60,672,814	60,425	$973,339	530,162	$7,936,110
Reinvested dividends	—	—	754,169	8,688,033	—	—	24,918	366,049
Shares redeemed	(1,015,955)	(11,961,511)	(2,276,432)	(25,985,601)	(386,571)	(6,221,850)	(533,978)	(7,961,858)

Net increase (decrease)	1,708,950	$20,216,399	3,790,652	$43,375,246	(326,146)	$(5,248,511)	21,102	$340,301

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,913,544	$24,687,783	4,658,795	$60,332,672	15,086,908	$169,041,948	20,630,749	$225,040,721
Reinvested dividends	—	—	1,086,292	13,817,640	—	—	2,187,802	23,868,921
Shares redeemed	(1,016,895)	(13,109,739)	(2,766,588)	(35,746,516)	(6,757,330)	(75,167,013)	(9,744,877)	(106,801,764)

Net increase (decrease)	896,649	$11,578,044	2,978,499	$38,403,796	8,329,578	$93,874,935	13,073,674	$142,107,878

	High Yield Bond				International Opportunities
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,523,471	$43,269,076	9,347,766	$73,669,111	4,488,131	$65,347,822	2,815,032	$43,705,488
Reinvested dividends	—	—	2,529,776	19,808,145	—	—	468,291	7,277,253
Shares redeemed	(3,253,110)	(25,477,763)	(3,660,135)	(29,004,015)	(2,824,139)	(41,071,130)	(3,495,458)	(53,480,083)

Net increase (decrease)	2,270,361	$17,791,313	8,217,407	$64,473,241	1,663,992	$24,276,692	(212,135)	$(2,497,342)

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	371,455	$6,565,284	676,522	$10,912,016	453,281	$4,513,384	2,692,078	$28,583,502
Reinvested dividends	—	—	146,404	2,408,346	—	—	1,462,832	13,721,356
Shares redeemed	(1,466,241)	(25,513,613)	(1,221,278)	(19,881,774)	(1,838,746)	(18,661,010)	(1,622,168)	(16,719,946)

Net increase (decrease)	(1,094,786)	$(18,948,329)	(398,352)	$(6,561,412)	(1,385,465)	$(14,147,626)	2,532,742	$25,584,912

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	775,555	$18,968,589	1,003,285	$24,230,539	3,105,572	$47,614,152	7,866,117	$119,215,315
Reinvested dividends	—	—	2,490,127	59,464,240	—	—	1,884,947	28,330,746
Shares redeemed	(2,007,424)	(49,515,730)	(4,628,540)	(113,244,995)	(1,587,136)	(24,335,709)	(2,103,273)	(31,771,418)

Net increase (decrease)	(1,231,869)	$(30,547,141)	(1,135,128)	$(29,550,216)	1,518,436	$23,278,443	7,647,791	$115,774,643

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,313,317	$36,313,317	66,853,797	$66,853,797	493,075	$8,068,197	1,505,200	$26,235,149
Reinvested dividends	8,239	8,239	18,269	18,269	—	—	623,323	9,287,508
Shares redeemed	(45,652,781)	(45,652,781)	(82,111,024)	(82,111,025)	(919,276)	(15,106,295)	(1,460,726)	(24,571,780)

Net increase (decrease)	(9,331,225)	$(9,331,225)	(15,238,958)	$(15,238,959)	(426,201)	$(7,038,098)	667,797	$10,950,877

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014		For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,526,194	$25,028,801	1,002,396	$17,183,239	3,716,725	$71,111,009	712,133	$11,918,108
Reinvested dividends	—	—	3,777,967	59,200,740	—	—	516,434	8,877,502
Shares redeemed	(2,701,537)	(44,471,448)	(3,308,871)	(57,210,008)	(2,072,247)	(39,083,990)	(3,663,969)	(61,792,800)

Net increase (decrease)	(1,175,343)	$(19,442,647)	1,471,492	$19,173,971	1,644,478	$32,027,019	(2,435,402)	$(40,997,190)

	Strategic Bond
	For the six months ended February 28, 2015 (unaudited)		For the year ended August 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	6,298,667	$73,019,120	5,328,835	$61,800,255
Reinvested dividends	—	—	2,971,606	34,262,613
Shares redeemed	(1,372,190)	(15,917,581)	(5,549,987)	(64,426,066)

Net increase (decrease)	4,926,477	$57,101,539	2,750,454	$31,636,802

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended February 28, 2015, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$4,186
International Opportunities	30,418
Large Cap Value	9,223

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Amount
Mid Cap Growth	$6,861
Mid Cap Value	1,639
Small Cap Growth	4,443
Small Cap Value	5,670

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At February 28, 2015, the Funds had 27.0%, 49.8%, and 4.0%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At February 28, 2015, the International Opportunities Fund had 23.2% and 16.5% of its net assets invested in equity securities domiciled in United Kingdom and Japan, respectively.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At February 28, 2015, the Strategic Bond Fund had 34.2% of its net assets invested in such securities.

Note 9 — Line of Credit

The Series and VCI have established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the six months ended February 28, 2015, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	4	$139	$925,316	1.35%
Large Cap Value	28	367	345,301	1.37%

At February 28, 2015, the Large Cap Value Fund had $143,364 in borrowings outstanding at an interest rate of 1.37%.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended February 28, 2015, none of the Funds participated in this program.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the six months ended February 28, 2015, the following Fund engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ Loss
International Opportunities	$11,257	$74,236	$(5,633)

For the six months ended February 28, 2015, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities	Large Cap Value	Small Cap Value
J.P. Morgan Clearing Corp.	$—	$—	$9,543
Pershing, LLC	—	165	—
UBS AG	11,510	—	—
Wells Fargo Securities, LLC	—	—	344

144

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2015(f)		Year Ended August 31,										Six Months Ended February 28, 2015(f)		Year Ended August 31,
			2014		2013		2012		2011		2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.04		$10.30		$9.22		$8.44		$7.41		$6.96		$15.88		$12.82	$10.92	$9.37	$8.01	$7.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.18		0.11		0.14		0.19		0.22		0.03		0.05	0.07	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	0.07		1.77		1.10		0.79		1.02		0.35		1.02		3.08	1.88	1.55	1.35	0.54
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.21		1.95		1.21		0.93		1.21		0.57		1.05		3.13	1.95	1.60	1.40	0.59

Distributions from:
Net investment income	–		(0.11)		(0.13)		(0.15)		(0.18)		(0.12)		–		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)
Net realized gain on securities	–		(0.10)		–		–		–		–		–		–	–	–	–	–

Total distributions	–		(0.21)		(0.13)		(0.15)		(0.18)		(0.12)		–		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)

Net asset value at end of period	$12.25		$12.04		$10.30		$9.22		$8.44		$7.41		$16.93		$15.88	$12.82	$10.92	$9.37	$8.01

TOTAL RETURN(a)	1.74%		19.03%		13.21%		11.15%		16.33%		8.11%		6.61%		24.43%	17.93%	17.13%	17.41%	7.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.97	%(g)	0.99%	1.01%	1.07%	1.03%	1.08%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.01%	0.01%	–	–
Ratio of net investment income (loss) to average net assets(b)	2.32	%(e)(g)	1.56	%(e)	1.11	%(e)	1.62	%(e)	2.26	%(e)	2.92	%(e)	0.36	%(g)	0.31%	0.58%	0.53%	0.48%	0.56%
Ratio of net investment income (loss) to average net assets(c)	2.28	%(e)(g)	1.52	%(e)	1.06	%(e)	1.55	%(e)	2.18	%(e)	2.81	%(e)	0.24	%(g)	0.17%	0.42%	0.32%	0.29%	0.33%
Portfolio turnover rate	22%		32%		41%		44%		62%		43%		20%		44%	44%	119%	52%	61%
Number of shares outstanding at end of period (000’s)	44,255		42,546		38,755		34,029		21,941		16,549		5,165		5,491	5,470	5,443	4,674	5,069
Net assets at the end of period (000’s)	$542,002		$512,113		$399,133		$313,655		$185,211		$122,655		$87,433		$87,214	$70,095	$59,413	$43,798	$40,601

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2015(f)		Year Ended August 31,										Six Months Ended February 28, 2015(f)		Year Ended August 31,
			2014		2013		2012		2011		2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$13.12		$12.13		$12.02		$11.22		$10.31		$9.60		$11.09		$10.69	$11.41	$10.90	$10.68	$9.96

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.29		0.26		0.29		0.34		0.39		0.12		0.24	0.23	0.30	0.38	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.01)		1.31		0.32		0.86		0.87		0.63		0.08		0.44	(0.43)	0.56	0.13	0.82
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.10		1.60		0.58		1.15		1.21		1.02		0.20		0.68	(0.20)	0.86	0.51	1.24

Distributions from:
Net investment income	–		(0.26)		(0.24)		(0.27)		(0.30)		(0.31)		–		(0.20)	(0.32)	(0.30)	(0.29)	(0.52)
Net realized gain on securities	–		(0.35)		(0.23)		(0.08)		–		–		–		(0.08)	(0.20)	(0.05)	–	–

Total distributions	–		(0.61)		(0.47)		(0.35)		(0.30)		(0.31)		–		(0.28)	(0.52)	(0.35)	(0.29)	(0.52)

Net asset value at end of period	$13.22		$13.12		$12.13		$12.02		$11.22		$10.31		$11.29		$11.09	$10.69	$11.41	$10.90	$10.68

TOTAL RETURN(a)	0.76%		13.34%		4.93%		10.50%		11.82%		10.69%		1.80%		6.44%	(1.95)%	8.08%	4.89%	12.95%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.79	%(g)	0.80%	0.84%	0.86%	0.88%	0.90%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.67	%(e)(g)	2.26	%(e)	2.12	%(e)	2.59	%(e)	3.05	%(e)	3.93	%(e)	2.12	%(g)	2.24%	2.12%	2.79%	3.65%	4.23%
Ratio of net investment income (loss) to average net assets(c)	1.62	%(e)(g)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.95	%(e)	3.81	%(e)	2.09	%(g)	2.21%	2.05%	2.70%	3.53%	4.10%
Portfolio turnover rate	25%		31%		53%		36%		66%		40%		83%		169%	175%	177%	161%	178%
Number of shares outstanding at end of period (000’s)	25,497		24,601		21,622		16,819		10,665		8,001		93,693		85,364	72,290	55,895	39,745	22,810
Net assets at the end of period (000’s)	$336,982		$322,764		$262,360		$202,134		$119,710		$82,508		$1,058,194		$946,699	$772,784	$637,701	$433,168	$243,578

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund							International Opportunities Fund
	Six Months Ended February 28, 2015(e)		Year Ended August 31,					Six Months Ended February 28, 2015(e)		Year Ended August 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$7.93		$7.63	$7.64	$7.28	$7.36	$6.78	$15.50		$13.78	$11.87	$12.47	$11.23	$10.95

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20		0.41	0.44	0.46	0.56	0.60	0.03		0.16	0.14	0.20	0.16	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.17)		0.28	(0.03)	0.45	(0.05)	0.60	(0.25)		1.75	2.04	(0.59)	1.21	0.33
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.03		0.69	0.41	0.91	0.51	1.20	(0.22)		1.91	2.18	(0.39)	1.37	0.44

Distributions from:
Net investment income	–		(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	–		(0.19)	(0.27)	(0.21)	(0.13)	(0.16)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	–		(0.19)	(0.27)	(0.21)	(0.13)	(0.16)

Net asset value at end of period	$7.96		$7.93	$7.63	$7.64	$7.28	$7.36	$15.28		$15.50	$13.78	$11.87	$12.47	$11.23

TOTAL RETURN(a)	0.38%		9.10%	5.46%	13.18%	7.00%	18.42%	(1.42)%		13.88%	18.58%	(2.95)%	12.14%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(f)	0.96%	0.96%	0.96%	0.96%	0.97%	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.99	%(f)	0.99%	1.01%	1.02%	1.03%	1.06%	1.23	%(f)	1.21%	1.31%	1.31%	1.28%	1.26%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.01	%(f)	0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.14	%(f)	5.25%	5.77%	6.26%	7.48%	8.44%	0.38	%(f)	1.05%	1.08%	1.70%	1.18%	0.94%
Ratio of net investment income (loss) to average net assets(c)	5.11	%(f)	5.22%	5.73%	6.20%	7.42%	8.35%	0.15	%(f)	0.84%	0.76%	1.39%	0.91%	0.69%
Portfolio turnover rate	18%		37%	34%	38%	47%	47%	30%		72%	62%	164%	66%	126%
Number of shares outstanding at end of period (000’s)	55,288		53,018	44,801	37,281	36,022	35,452	39,515		37,851	38,063	41,554	46,945	48,205
Net assets at the end of period (000’s)	$439,872		$420,459	$341,751	$284,818	$262,380	$261,050	$603,689		$586,631	$524,503	$493,207	$585,357	$541,326

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund							Mid Cap Growth Fund
	Six Months Ended February 28, 2015(e)		Year Ended August 31,					Six Months Ended February 28, 2015(e)		Year Ended August 31,
			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$17.58		$14.51	$11.67	$10.41	$9.26	$9.37	$10.13		$9.76	$8.45	$7.93	$6.28	$5.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.22	0.19	0.15	0.11	0.14	(0.00)		(0.05)	0.00	0.00	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.73		3.04	2.81	1.22	1.18	(0.07)	0.59		1.33	1.42	0.52	1.67	0.51
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.83		3.26	3.00	1.37	1.29	0.07	0.59		1.28	1.42	0.52	1.65	0.49

Distributions from:
Net investment income	–		(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	–		(0.01)	(0.01)	–	–	–
Net realized gain on securities	–		–	–	–	–	–	–		(0.90)	(0.10)	–	–	–

Total distributions	–		(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	–		(0.91)	(0.11)	–	–	–

Net asset value at end of period	$18.41		$17.58	$14.51	$11.67	$10.41	$9.26	$10.72		$10.13	$9.76	$8.45	$7.93	$6.28

TOTAL RETURN(a)	4.72%		22.55%	26.02%	13.30%	13.84%	0.61%	5.82%		13.86%	17.06%	6.56%	26.27%	8.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.88	%(f)	0.88%	0.91%	0.93%	0.93%	0.93%	1.14	%(f)	1.17%	1.18%	1.18%	1.19%	1.15%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.01%	0.02%	0.01%	0.00%	0.01	%(f)	0.01%	0.01%	0.03%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.16	%(f)	1.31%	1.40%	1.33%	0.98%	1.41%	(0.10	)%(f)	(0.47)%	0.02%	0.02%	(0.32)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	1.09	%(f)	1.24%	1.30%	1.21%	0.86%	1.29%	(0.39	)%(f)	(0.79)%	(0.30)%	(0.31)%	(0.66)%	(0.63)%
Portfolio turnover rate	29%		54%	53%	62%	65%	224%	45%		175%	112%	131%	206%	76%
Number of shares outstanding at end of period (000’s)	11,502		12,597	12,995	12,913	14,543	15,751	14,733		16,118	13,586	16,888	20,333	26,012
Net assets at the end of period (000’s)	$211,748		$221,453	$188,508	$150,682	$151,360	$145,778	$157,876		$163,273	$132,584	$142,785	$161,271	$163,364

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund												Moderate Growth Lifestyle Fund
	Six Months Ended February 28, 2015(f)		Year Ended August 31,										Six Months Ended February 28, 2015(f)		Year Ended August 31,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$25.15		$21.66		$17.31		$15.28		$13.61		$12.71		$15.61		$13.93		$13.10		$12.04		$10.81		$10.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.05		0.07		0.06		0.04		0.08		0.15		0.28		0.21		0.24		0.30		0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	0.49		5.06		4.35		2.05		1.74		0.97		0.08		1.99		1.04		1.06		1.23		0.55
Net increase from payments by affiliates	–		–		–		–		–		–		–		–		–		–		–		–

Total income (loss) from investment operations	0.52		5.11		4.42		2.11		1.78		1.05		0.23		2.27		1.25		1.30		1.53		0.92

Distributions from:
Net investment income	–		(0.08)		(0.07)		(0.08)		(0.11)		(0.15)		–		(0.20)		(0.21)		(0.24)		(0.30)		(0.23)
Net realized gain on securities	–		(1.54)		–		–		–		–		–		(0.39)		(0.21)		–		–		–

Total distributions	–		(1.62)		(0.07)		(0.08)		(0.11)		(0.15)		–		(0.59)		(0.42)		(0.24)		(0.30)		(0.23)

Net asset value at end of period	$25.67		$25.15		$21.66		$17.31		$15.28		$13.61		$15.84		$15.61		$13.93		$13.10		$12.04		$10.81

TOTAL RETURN(a)	2.07%		23.97%		25.64%		13.85%		12.98%		8.21%		1.47%		16.46%		9.76%		11.00%		14.20%		9.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	1.05	%(g)	1.05	%(b)	1.05	%(b)	1.05	%(b)	1.05	%(b)	1.05	%(b)	0.10	%(b)(e)(g)	0.10	%(b)(e)	0.10	%(b)(e)	0.10	%(b)(e)	0.10	%(b)(e)	0.10	%(b)(e)
Ratio of expenses to average net assets	1.05	%(g)	1.05	%(c)	1.08	%(c)	1.11	%(c)	1.15	%(c)	1.11	%(c)	0.13	%(c)(e)(g)	0.13	%(c)(e)	0.14	%(c)(e)	0.16	%(c)(e)	0.17	%(c)(e)	0.18	%(c)(e)
Ratio of expense reductions to average net assets	0.00	%(g)	0.00%		0.00%		0.01%		0.02%		0.02%		–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets	0.27	%(g)	0.22	%(b)	0.37	%(b)	0.39	%(b)	0.23	%(b)	0.54	%(b)	1.95	%(b)(e)(g)	1.84	%(b)(e)	1.55	%(b)(e)	1.99	%(b)(e)	2.47	%(b)(e)	3.45	%(b)(e)
Ratio of net investment income (loss) to average net assets	0.27	%(g)	0.22	%(c)	0.34	%(c)	0.33	%(c)	0.13	%(c)	0.48	%(c)	1.91	%(c)(e)(g)	1.81	%(c)(e)	1.50	%(c)(e)	1.93	%(c)(e)	2.41	%(c)(e)	3.37	%(c)(e)
Portfolio turnover rate	15%		29%		46%		70%		108%		81%		20%		27%		36%		36%		58%		34%
Number of shares outstanding at end of period (000’s)	37,319		38,551		39,686		40,101		40,315		33,097		52,671		51,152		43,504		34,532		23,286		17,832
Net assets at the end of period (000’s)	$957,919		$969,591		$859,611		$694,095		$615,965		$450,578		$834,293		$798,521		$606,185		$452,347		$280,436		$192,841

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund									Small Cap Growth Fund
	Six Months Ended February 28, 2015(f)		Year Ended August 31,							Six Months Ended February 28, 2015(f)		Year Ended August 31,
			2014	2013	2012	2011		2010				2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$16.27		$16.11	$13.47	$12.87	$10.20	$9.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00	0.00	0.00		0.00		(0.03)		(0.14)	(0.09)	(0.07)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	0.00	0.00	(0.00)		0.00		1.43		1.68	3.92	1.66	2.77	0.97
Net increase from payments by affiliates	–		–	–	–	0.00		0.00		–		–	–	–	–	–

Total income (loss) from investment operations	–		0.00	0.00	0.00	0.00		0.00		1.40		1.54	3.83	1.59	2.67	0.89

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		–		–	–	–	–	–
Net realized gain on securities	–		–	–	–	–		–		–		(1.38)	(1.19)	(0.99)	–	–

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		–		(1.38)	(1.19)	(0.99)	–	–

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$17.67		$16.27	$16.11	$13.47	$12.87	$10.20

TOTAL RETURN(a)	0.00%		0.01%	0.01%	0.01%	0.01	%(e)	0.01	%(e)	8.60%		10.33%	31.19%	13.13%	26.18%	9.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.14	%(g)	0.15%	0.20%	0.19%	0.20%		0.37%		1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.64	%(g)	0.63%	0.65%	0.65%	0.65%		0.64%		1.25	%(g)	1.26%	1.31%	1.33%	1.32%	1.36%
Ratio of expense reduction to average net assets	–		–	–	–	–		–		0.01	%(g)	0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%	0.01%	0.01%	0.01%		0.01%		(0.36	)%(g)	(0.83)%	(0.65)%	(0.52)%	(0.76)%	(0.83)%
Ratio of net investment income (loss) to average net assets(c)	(0.49	)%(g)	(0.47)%	(0.44)%	(0.45)%	(0.44)%		(0.26)%		(0.45	)%(g)	(0.93)%	(0.80)%	(0.69)%	(0.92)%	(1.03)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A		N/A		25%		63%	68%	63%	79%	80%
Number of shares outstanding at end of period (000’s)	161,498		170,830	186,069	187,696	214,677		214,151		6,575		7,001	6,333	6,026	6,124	4,681
Net assets at the end of period (000’s)	$161,247		$170,575	$185,810	$187,430	$214,407		$213,807		$116,210		$113,907	$102,025	$81,161	$78,839	$47,757

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2015(g)		Year Ended August 31,						Six Months Ended February 28, 2015(g)		Year Ended August 31,
			2014	2013	2012		2011	2010			2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$16.65		$15.83	$12.68	$12.41		$10.27	$9.88	$18.56		$14.84	$12.53	$10.92	$9.34		$8.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.09	0.13	0.07		0.04	0.06	0.14		0.22	0.21	0.16	0.13		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	0.41		2.70	3.33	0.71		2.23	0.43	1.05		3.74	2.31	1.60	1.57		0.44
Net increase from payments by affiliates	–		–	–	0.00		–	–	–		–	–	–	–		–

Total income (loss) from investment operations	0.51		2.79	3.46	0.78		2.27	0.49	1.19		3.96	2.52	1.76	1.70		0.56

Distributions from:
Net investment income	–		(0.17)	(0.07)	(0.12)		(0.13)	(0.10)	–		(0.24)	(0.21)	(0.15)	(0.12)		(0.15)
Net realized gain on securities	–		(1.80)	(0.24)	(0.39)		–	–	–		–	–	–	–		–

Total distributions	–		(1.97)	(0.31)	(0.51)		(0.13)	(0.10)	–		(0.24)	(0.21)	(0.15)	(0.12)		(0.15)

Net asset value at end of period	$17.16		$16.65	$15.83	$12.68		$12.41	$10.27	$19.75		$18.56	$14.84	$12.53	$10.92		$9.34

TOTAL RETURN(a)	3.06%		18.39%	27.78%	6.58	%(f)	22.06%	4.96%	6.41%		26.82%	20.40%	16.34%	18.19	%(e)	6.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%	0.95%		0.95%	0.95%	0.56	%(h)	0.56%	0.56%	0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.03	%(h)	1.03%	1.05%	1.08%		1.07%	1.14%	0.60	%(h)	0.61%	0.62%	0.63%	0.63%		0.63%
Ratio of expense reductions to average net assets	0.00	%(h)	0.01%	0.01%	0.01%		0.01%	0.01%	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.16	%(h)	0.54%	0.91%	0.58%		0.33%	0.52%	1.49	%(h)	1.29%	1.56%	1.39%	1.19%		1.20%
Ratio of net investment income (loss) to average net assets(c)	1.09	%(h)	0.46%	0.81%	0.46%		0.21%	0.33%	1.44	%(h)	1.25%	1.49%	1.33%	1.12%		1.13%
Portfolio turnover rate	21%		47%	81%	96%		116%	132%	29%		26%	39%	44%	81%		98%
Number of shares outstanding at end of period (000’s)	32,341		33,516	32,045	32,052		32,626	33,825	38,249		36,604	39,040	47,833	60,129		72,022
Net assets at the end of period (000’s)	$554,862		$558,170	$507,366	$406,471		$404,748	$347,417	$755,601		$679,235	$579,372	$599,500	$656,395		$672,566

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.
(g)	Unaudited
(h)	Annualized

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2015(e)		Year Ended August 31,
			2014	2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$11.77		$11.23	$11.78		$11.31		$11.22		$10.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21		0.48	0.46		0.49		0.60		0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.23)		0.62	(0.44)		0.58		0.09		0.85
Net increase from payments by affiliates	–		–	–		–		–		–

Total income (loss) from investment operations	(0.02)		1.10	0.02		1.07		0.69		1.45

Distributions from:
Net investment income	–		(0.44)	(0.46)		(0.60)		(0.60)		(0.52)
Net realized gain on securities	–		(0.12)	(0.11)		–		–		–

Total distributions	–		(0.56)	(0.57)		(0.60)		(0.60)		(0.52)

Net asset value at end of period	$11.75		$11.77	$11.23		$11.78		$11.31		$11.22

TOTAL RETURN(a)	(0.17)%		9.89%	0.03%		9.97%		6.36%		14.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.87	%(f)	0.88%	0.89	%(b)	0.89	%(b)	0.89	%(b)	0.89	%(b)
Ratio of expenses to average net assets	0.87	%(f)	0.88%	0.91	%(c)	0.93	%(c)	0.95	%(c)	0.95	%(c)
Ratio of expense reductions to average net assets	–		–	–		–		–		–
Ratio of net investment income (loss) to average net assets	3.70	%(f)	4.11%	4.00	%(b)	4.39	%(b)	5.33	%(b)	5.65	%(b)
Ratio of net investment income (loss) to average net assets	3.70	%(f)	4.11%	3.98	%(c)	4.35	%(c)	5.27	%(c)	5.59	%(c)
Portfolio turnover rate	74%		150%	164%		191%		144%		141%
Number of shares outstanding at end of period (000’s)	69,075		64,149	61,398		53,061		44,277		41,249
Net assets at the end of period (000’s)	$811,902		$755,092	$689,403		$624,863		$500,792		$462,619

(a)

Total return is not annualized and includes expense reimbursements and expense reductions, if any. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

152

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS (unaudited)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus dated January 1, 2014,

as supplemented to date

Effective immediately, in the section titled “FUND SUMMARY” for the Socially Responsible Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management, LLC (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled “MANAGEMENT,” the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated: October 27, 2014

153

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus dated January 1, 2015

Effective immediately, in the section titled “FUND SUMMARY” for the Aggressive Growth Lifestyle Fund under the heading “Fees and Expenses of the Fund,” the Annual Fund Operating Expenses disclosure is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement(1) (2)	0.85%

(1)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
(2)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

In the section titled “FUND SUMMARY” for the High Yield Bond Fund under the heading “Investment Adviser,” the portfolio manager disclosure for Wellington Management Company LLP is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Christopher A. Jones, CFA	2009	Senior Managing Director and Fixed-Income Portfolio Manager

In the section titled “MANAGEMENT,” the first paragraph of disclosure for SunAmerica Asset Management, LLC is deleted in its entirety and replaced with the following:

SAAMCo is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or sub-advisory capacity of Investment Company Act of 1940 Act-registered product. As of September 30, 2014, SAAMCo managed, advised and/or administered more than $69.9 billion in assets.

Please retain this supplement for future reference.

Dated: January 14, 2015

154

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus

dated January 1, 2015

At a meeting held on January 26-27, 2015, the Board of Trustees of VALIC Company II, including a majority of those trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended, authorized the termination of the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Tocqueville Asset Management, L.P. (“Tocqueville”) with respect to the Mid Cap Value Fund (the “Fund”). The termination will be effective on or about March 13, 2015 (“Effective Date”).

On the Effective Date, all reference to Tocqueville as a current sub-adviser will be deleted in its entirety. The assets of the Fund managed by Tocqueville will be reallocated to Robeco Investment Management, Inc. (“Robeco”) such that Wellington Management Company LLP (“Wellington”) will manage approximately 45% of the Fund’s assets and Robeco will manage approximately 55% of the Fund’s assets. Robeco and Wellington co-sub-advised the Fund with Tocqueville prior to the Effective Date. The percentage of the Fund’s assets each sub-adviser manages may change from time-to-time at the discretion of VALIC, the Fund’s investment advisor.

In connection with the termination of Tocqueville, there will be certain changes to the Fund’s principal investment strategies and risks. On the Effective Date, the following paragraph will be deleted from the section Principal Investment Strategies of the Fund included in the Fund Summary:

The sub-advisers may routinely hold up to 20% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market value to grow at a rate faster than the market generally.

In addition, on the Effective Date, the following risks will be deleted from the section Principal Risks of Investing in the Fund included in the Fund Summary: Risks of Investing in Money Market Securities, Special Situations Risk, U.S. Government Obligations Risk.

Please retain this supplement for future reference.

Dated: February 2, 2015

155

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

UBS Global Asset Management (Americas), Inc.

1285 Avenue of the Americas

New York, NY 10019

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

John E. Smith Jr,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Shana L. Walker,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Funds’ portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

156

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387 (02/2015) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 7, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 7, 2015